File Nos. 333-20621
                                                                       811-08031

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

--------------------------------------------------------------------------------
                                    FORM N-1A

     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 |X|

          Pre-Effective Amendment No.   _____                                |_|


          Post-Effective Amendment No. 12                                    |X|


     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         |X|


          Amendment No. 14                                                   |X|

--------------------------------------------------------------------------------

                        SELIGMAN VALUE FUND SERIES, INC.
               (Exact name of registrant as specified in charter)

--------------------------------------------------------------------------------

                                 100 PARK AVENUE
                            NEW YORK, NEW YORK 10017
                    (Address of principal executive offices)

--------------------------------------------------------------------------------

                 Registrant's Telephone Number: 212-850-1864 or
                             Toll Free: 800-221-2450

--------------------------------------------------------------------------------

                          LAWRENCE P. VOGEL, Treasurer,
                                 100 Park Avenue
                            New York, New York 10017
                     (Name and address of agent for service)

--------------------------------------------------------------------------------

 It is proposed that this filing will become effective (check appropriate box):


|_|  immediately upon filing pursuant to paragraph (b)      |_| on (date) pursuant to paragraph (a)(1)


|X|  on  April 30, 2002 pursuant to paragraph (b)           |_| 75 days after filing pursuant to paragraph (a)(2)


|_| 60 days after filing pursuant to paragraph (a)(1)       |_| on (date) pursuant to paragraph (a)(2) of rule 485.


If appropriate, check the following box:

|_| This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                                                        SELIGMAN
                                                         -----------------------
                                                         VALUE FUND SERIES, INC.

                                    [PHOTO]

                              LARGE-CAP VALUE FUND

                              SMALL-CAP VALUE FUND
                                   PROSPECTUS


                                  MAY 1, 2002


                               A Value Approach to

                                Seeking Long-Term

                              Capital Appreciation

                                   managed by

                                     [LOGO]

                             J. & W. SELIGMAN & CO.
                                  INCORPORATED
                                ESTABLISHED 1864


The Securities and Exchange Commission has neither approved nor disapproved these Funds, and it has not determined this Prospectus to be accurate or adequate. Any representation to the contrary is a criminal offense.

An investment in these Funds or any other fund cannot provide a complete investment program. The suitability of an investment in the Fund should considered based on the investment objectives, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals, and time horizons. We recommend that you consult your financial advisor to determine if one or more of these Funds is suitable for you.

EQVA1 5/2002

Table of Contents

Large-Cap Value Fund
     Investment Objective                                                      1
     Principal Investment Strategies                                           1
     Principal Risks                                                           2
     Past Performance                                                          3
     Fees and Expenses                                                         4
Small-Cap Value Fund
     Investment Objective                                                      5
     Principal Investment Strategies                                           5
     Principal Risks                                                           6
     Past Performance                                                          7
     Fees and Expenses                                                         8


Management                                                                     9

Shareholder Information
     Deciding Which Class of Shares to Buy                                    10
     Pricing of Fund Shares                                                   12
     Opening Your Account                                                     12
     How to Buy Additional Shares                                             13
     How to Exchange Shares Among  the Seligman Mutual Funds                  14
     How to Sell Shares                                                       14
     Important Policies That May Affect  Your Account                         15
     Dividends and Capital Gain Distributions                                 16
     Taxes                                                                    16
     The Seligman Mutual Funds                                                17

Financial Highlights                                                          19


How to Contact Us                                                             25

For More Information                                                  back cover

                         TIMES CHANGE ... VALUES ENDURE

Large-Cap Value Fund

INVESTMENT OBJECTIVE

The Fund's investment objective is long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The Fund uses the following principal investment strategies to pursue its investment objective:


The Fund generally invests at least 80% of its net assets in the common stocks of "value" companies with large market capitalization ($2 billion or more) at the time of purchase by the Fund.


The Fund uses a bottom-up stock selection approach. This means that the investment manager concentrates on individual company fundamentals, rather than on a particular industry. In selecting investments, the investment manager seeks to identify value companies that it believes display one or more of the following:

--------------------------------------------------------------------------------
Value Companies:

Those companies believed by the investment manager to be undervalued, either historically, by the market, or by their peers.
--------------------------------------------------------------------------------

o    A low price-to-earnings and/or low price-to-book ratio

o    Positive change in senior management

o    Positive corporate restructuring

o    Temporary setback in price due to factors that no longer exist

The Fund generally holds a small number of securities because the investment manager believes doing so allows it to adhere to its disciplined value investment approach. The investment manager maintains close contact with the management of each company in which the Fund invests and continually monitors Fund holdings, remaining sensitive to overvaluation and deteriorating fundamentals.

The Fund generally sells a stock if the investment manager believes it has become fully valued, its fundamentals have deteriorated, or ongoing evaluation reveals that there are more attractive investment opportunities available.


Although the Fund invests primarily in common stocks of domestic issuers, it may also invest in other equity-related securities of domestic issuers, including preferred stock, stock convertible into or exchangeable for such securities, and common stock purchase rights and warrants. The Fund may also invest in American Depositary Receipts (ADRs). ADRs are publicly traded instruments generally issued by domestic banks or trust companies that represent a security of a foreign issuer. ADRs are quoted and settled in US dollars. The Fund uses the same criteria in evaluating these securities as it does for common stocks.


The Fund may invest up to 15% of its net assets in illiquid securities (i.e., securities that cannot be readily sold) and may invest up to 10% of its total assets directly in foreign securities. The limit on foreign securities does not include ADRs, or commercial paper and certificates of deposit issued by foreign banks. The Fund may also purchase put options in an attempt to hedge against a decline in the price of securities it holds in its portfolio. A put option gives the Fund the right to sell an underlying security at a particular price during a fixed period. The Fund generally does not invest a significant amount of its assets, if any, in illiquid securities, foreign securities, or put options.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with its principal strategies in seeking to minimize extreme volatility caused by adverse market, economic, or other conditions. This could prevent the Fund from achieving its objective.

The Fund's investment objective may be changed only with shareholder approval. The principal investment strategies may be changed without shareholder approval. Any changes to these strategies, however, must be approved by the Fund's Board of Directors.

The Fund's Board of Directors may change the parameters by which large market capitalization is defined if it concludes such a change is appropriate.

There is no guarantee that the Fund will achieve its objective.

LARGE-CAP VALUE FUND


PRINCIPAL RISKS

Stock prices fluctuate. Therefore, as with any fund that invests in stocks, the Fund's net asset value will fluctuate, especially in the short term. You may experience a decline in the value of your investment and you could lose money if you sell your shares at a price lower than you paid for them.

The Fund holds a small number of securities. Consequently, if one or more of the securities held in its portfolio declines in value or underperforms relative to the market, it may have a greater impact on the Fund's performance than if the Fund held a larger number of securities. The Fund may experience more volatility, especially over the short term, than a fund with a greater number of holdings.


The Fund may not invest more than 25% of its total assets in securities of companies in any one industry. However, the Fund may invest a substantial percentage of its assets in certain industries believed to offer good investment opportunities. To the extent that an industry in which the Fund is invested falls out of favor, the Fund's performance may be negatively affected. This effect may be heightened because the Fund holds a smaller number of securities.


The Fund's performance may be affected by the broad investment environment in the US or international securities markets, which is influenced by, among other things, interest rates, inflation, politics, fiscal policy, and current events.

Foreign securities, illiquid securities, or options in the Fund's portfolio involve higher risk and may subject the Fund to higher price volatility. Investing in securities of foreign issuers involves risks not associated with US investments, including currency fluctuations, local withholding and other taxes, different financial reporting practices and regulatory standards, high costs of trading, changes in political conditions, expropriation, investment and repatriation restrictions, and settlement and custody risks.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

LARGE-CAP VALUE FUND

PAST PERFORMANCE


The information below provides some indication of the risks of investing in the Fund by showing how the performance of Class A shares has varied year to year, as well as how the performance of each Class compares to three widely-used measures of large company stock performance.

The following performance information is designed to assist you in comparing the returns of the Fund with the returns of other mutual funds. How the Fund has performed in the past (before and after taxes), however, is not necessarily an indication of how the Fund will perform in the future. Total returns will vary between each Class of shares due to the different fees and expenses of each Class.

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table below the chart do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. After-tax returns presented in the table are for Class A shares only. After-tax returns for Class B, Class C and Class D shares will vary due to differing fees and expenses. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                          Class A Annual Total Returns

                             1998            11.57%
                             1999            (2.68)%
                             2000            29.09%
                             2001            (9.85)%


              Best quarter return:  19.32% - quarter ended 12/31/98.
             Worst quarter return: -17.80% - quarter ended 9/30/98.

--------------------------------------------------------------------------------
              Average Annual Total Returns - Periods Ended 12/31/01

                                                                       CLASS C
                                                          SINCE         SINCE
                                              ONE       INCEPTION      INCEPTION
                                              YEAR       4/25/97       5/27/99
                                              ----       -------       -------
Class A
  Return before taxes                        (14.15)%     9.88%         n/a
  Return after taxes on distributions        (14.43)      9.36          n/a
  Return after taxes on distributions
     and sale of Fund shares                  (8.59)      7.94          n/a
Class B                                      (15.03)      9.89          n/a
Class C                                      (12.36)      n/a          1.29%
Class D                                      (11.48)     10.16          n/a
Russell 1000 Value Index                      (5.59)     11.38(1)      0.04 (2)
S&P 500 Index                                (11.88)     10.54(1)     (2.95)(2)
Lipper Large Cap Value Funds Average          (6.68)      8.74(1)     (0.41)(2)

The Lipper Large Cap Value Funds Average, Russell 1000 Value Index and the Standard & Poor's Composite Stock Index (S&P 500 Index) are unmanaged benchmarks that assume the reinvestment of dividends and/or capital gains distributions and exclude the effect of fees, sales charges and taxes. The Russell 1000 Value Index measures the performance of large-cap value stocks. The S&P 500 Index measures the performance of 500 of the largest US companies based on market capitalization. The Lipper Average measures the performance of mutual funds with investment objectives similar to the Fund.


(1)  From April 30, 1997.

(2)  From May 31, 1999.
--------------------------------------------------------------------------------

LARGE-CAP VALUE FUND

FEES AND EXPENSES

The table below summarizes the fees and expenses that you may pay as a shareholder of the Fund. Each Class of shares has its own sales charge schedule and is subject to different ongoing 12b-1 fees. Shareholder fees are charged directly to your account. Annual fund operating expenses are deducted from Fund assets and are therefore paid indirectly by you and other shareholders of the Fund.

Shareholder Fees                                                Class A    Class B    Class C   Class D
----------------                                                -------    -------    -------   -------
Maximum Sales Charge (Load) ..................................  4.75%          5%        2%        1%
   Maximum Sales Charge (Load) on Purchases
     (as a % of offering price) ..............................  4.75%(1)     none        1%      none
   Maximum Deferred Sales Charge (Load) (CDSC) on
     Redemptions (as a % of original purchase price
     or current net asset value, whichever is less) ..........  none (1)       5%        1%        1%


Annual Fund Operating Expenses
------------------------------
(as a percentage of average net assets)
Management Fees ..............................................  0.80%       0.80%     0.80%     0.80%
Distribution and/or Service (12b-1) Fees .....................  0.25%       1.00%     1.00%     1.00%
Other Expenses ...............................................  0.41%       0.41%     0.41%     0.41%
                                                                ----        ----      ----      ----
Total Annual Fund Operating Expenses .........................  1.46%       2.21%     2.21%     2.21%
                                                                ====        ====      ====      ====


(1) If you buy Class A shares for $1,000,000 or more, you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.

--------------------------------------------------------------------------------
Management Fees:

Fees paid out of Fund assets to the investment manager to compensate it for managing the Fund.

12b-1 Fees:

Fees paid by each Class, pursuant to a plan adopted by the Fund under Rule 12b-1 of the Investment Company Act of 1940. The plan allows each Class to pay distribution and/or service fees for the sale and distribution of its shares and for providing services to shareholders.

Other Expenses:

Miscellaneous expenses of running the Fund, including such things as transfer agency, registration, custody, auditing and legal fees.
--------------------------------------------------------------------------------

Example

This example is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses (including the management fee) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


            1 Year        3 Years        5 Years      10 Years
            ------        -------        -------      --------

Class A     $617           $915           $1,235       $2,138
Class B      724            991            1,385        2,355+
Class C      421            784            1,273        2,619
Class D      324            691            1,185        2,544


If you did not sell your shares at the end of each period, your costs would be:


            1 Year        3 Years        5 Years      10 Years
            ------        -------        -------      --------
Class A     $617           $915           $1,235       $2,138
Class B      224            691            1,185        2,355+
Class C      322            784            1,273        2,619
Class D      224            691            1,185        2,544


+ Class B shares will automatically convert to Class A shares approximately eight years after purchase.

SMALL-CAP VALUE FUND

INVESTMENT OBJECTIVE

The Fund's investment objective is long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The Fund uses the following principal investment strategies to pursue its investment objective:


The Fund generally invests at least 80% of its net assets in the common stocks of "value" companies with small market capitalization (up to $2 billion) at the time of purchase by the Fund.


The Fund uses a bottom-up stock selection approach. This means that the investment manager concentrates on individual company fundamentals, rather than on a particular industry. In selecting investments, the investment manager seeks to identify value companies that it believes display one or more of the following:

--------------------------------------------------------------------------------
Value Companies:

Those companies believed by the investment manager to be undervalued, either historically, by the market, or by their peers.
--------------------------------------------------------------------------------

o    A low price-to-earnings and/or low price-to-book ratio

o    Positive change in senior management

o    Positive corporate restructuring

o    Temporary setback in price due to factors that no longer exist

The Fund generally holds a small number of securities because the investment manager believes doing so allows it to adhere to its disciplined value investment approach. The investment manager maintains close contact with the management of each company in which the Fund invests and continually monitors Fund holdings, remaining sensitive to overvaluation and deteriorating fundamentals.

The Fund generally sells a stock if the investment manager believes it has become fully valued, its fundamentals have deteriorated, or ongoing evaluation reveals that there are more attractive investment opportunities available.


Although the Fund invests primarily in common stocks of domestic issuers, it may also invest in other equity-related securities of domestic issuers, including preferred stock, stock convertible into or exchangeable for such securities, and common stock purchase rights and warrants. The Fund may also invest in American Depositary Receipts (ADRs). ADRs are publicly traded instruments generally issued by domestic banks or trust companies that represent a security of a foreign issuer. ADRs are quoted and settled in US dollars. The Fund uses the same criteria in evaluating these securities as it does for common stocks.


The Fund may invest up to 15% of its net assets in illiquid securities (i.e., securities that cannot be readily sold) and may invest up to 10% of its total assets directly in foreign securities. The limit on foreign securities does not include ADRs, or commercial paper and certificates of deposit issued by foreign banks. The Fund may also purchase put options in an attempt to hedge against a decline in the price of securities it holds in its portfolio. A put option gives the Fund the right to sell an underlying security at a particular price during a fixed period. The Fund generally does not invest a significant amount of its assets, if any, in illiquid securities, foreign securities, or put options.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with its principal strategies in seeking to minimize extreme volatility caused by adverse market, economic, or other conditions. This could prevent the Fund from achieving its objective.

The Fund's investment objective may be changed only with shareholder approval. The principal investment strategies may be changed without shareholder approval. Any changes to these strategies, however, must be approved by the Fund's Board of Directors.

The Fund's Board of Directors may change the parameters by which small market capitalization is defined if it concludes such a change is appropriate.

There is no guarantee that the Fund will achieve its objective.

SMALL-CAP VALUE FUND

PRINCIPAL RISKS

Stock prices fluctuate. Therefore, as with any fund that invests in stocks, the Fund's net asset value will fluctuate, especially in the short term. You may experience a decline in the value of your investment and you could lose money if you sell your shares at a price lower than you paid for them.


Investments in smaller companies typically involve greater risks than investments in larger companies. Small company stocks, as a whole, may experience larger price fluctuations than large company stocks or other types of investments. Some small companies may have shorter operating histories, less experienced management and limited product lines, markets, and financial or managerial resources.


The Fund holds a small number of securities. Consequently, if one or more of the securities held in its portfolio declines in value or underperforms relative to the market, it may have a greater impact on the Fund's performance than if the Fund held a larger number of securities. The Fund may experience more volatility, especially over the short term, than a fund with a greater number of holdings.


The Fund may not invest more than 25% of its total assets in securities of companies in any one industry. However, the Fund may invest a substantial percentage of its assets in certain industries believed to offer good investment opportunities. If an industry in which the Fund is invested falls out of favor, the Fund's performance may be negatively affected. This effect may be heightened because the Fund holds a smaller number of securities.


The Fund's performance may be affected by the broad investment environment in the US or international securities markets, which is influenced by, among other things, interest rates, inflation, politics, fiscal policy, and current events.

Foreign securities, illiquid securities, or options in the Fund's portfolio involve higher risk and may subject the Fund to higher price volatility. Investing in securities of foreign issuers involves risks not associated with US investments, including currency fluctuations, local withholding and other taxes, different financial reporting practices and regulatory standards, high costs of trading, changes in political conditions, expropriation, investment and repatriation restrictions, and settlement and custody risks.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

SMALL-CAP VALUE FUND

PAST PERFORMANCE


The information below provides some indication of the risks of investing in the Fund by showing how the performance of Class A shares has varied year to year, as well as how the performance of each Class compares to one widely-used measure of small company stock performance and one measure of the performance of mutual funds with investment objectives similar to the Fund.

The following performance information is designed to assist you in comparing the returns of the Fund with the returns of other mutual funds. How the Fund has performed in the past (before and after taxes), however, is not necessarily an indication of how the Fund will perform in the future. Total returns will vary between each Class of shares due to the different fees and expenses of each Class.

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table below the chart do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. After-tax returns presented in the table are for Class A shares only. After-tax returns for Class B, Class C and Class D shares will vary due to differing fees and expenses. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                          Class A Annual Total Returns


                             1998           (18.81)%
                             1999             1.00%
                             2000            26.55%
                             2001            16.18%


              Best quarter return:  23.70% - quarter ended 6/30/99.
             Worst quarter return: -24.76% - quarter ended 9/30/98.

--------------------------------------------------------------------------------
              Average Annual Total Returns - Periods Ended 12/31/01

                                                                       CLASS C
                                                          SINCE         SINCE
                                              ONE       INCEPTION      INCEPTION
                                              YEAR       4/25/97       5/27/99
                                              ----       -------       -------
Class A
  Return before taxes                        10.66%     10.03%            n/a
  Return after taxes on distributions        10.66       9.96             n/a
  Return after taxes on distributions
   and sale of Fund shares                    6.49       8.25             n/a
Class B                                      10.37      10.13             n/a
Class C                                      13.21        n/a           13.29%
Class D                                      14.37      10.43             n/a
Russell 2000 Value Index                     14.03      12.19(1)        12.98(2)
Lipper Small Cap Funds Average               16.39      12.27(1)        14.68(2)

The Russell 2000 Value Index and the Lipper Small Cap Funds Average (Lipper Average) are unmanaged benchmarks that assume the reinvestment of dividends and/or capital gains distributions. The Lipper Average excludes the effect of sales charges and taxes and the Russell 2000 Value Index excludes the effect of fees, sales charges and taxes. The Russell 2000 Value Index measures the performance of small-cap value stocks. The Lipper Average measures the performance of mutual funds with investment objectives similar to the Fund.

(1)  From April 25, 1997.


(2)  From May 31, 1999.
--------------------------------------------------------------------------------

SMALL CAP-VALUE FUND

FEES AND EXPENSES

The table below summarizes the fees and expenses that you may pay as a shareholder of the Fund. Each Class of shares has its own sales charge schedule and is subject to different ongoing 12b-1 fees. Shareholder fees are charged directly to your account. Annual fund operating expenses are deducted from Fund assets and are therefore paid indirectly by you and other shareholders of the Fund.


Shareholder Fees                                       Class A    Class B    Class C   Class D
----------------                                       -------    -------    -------   -------
Maximum Sales Charge (Load) .........................  4.75%         5%         2%         1%
   Maximum Sales Charge (Load) on Purchases                                               (1)
     (as a % of offering price) .....................  4.75%       none         1%       none
   Maximum Contingent Deferred Sales Charge (Load)
     (CDSC) on Redemptions (as a % of original
     purchase price or current net asset value,
     whichever is less) .............................  none(1)       5%         1%         1%



Annual Fund Operating Expenses
------------------------------
(as a percentage of average net assets)
Management Fees .....................................  1.00%      1.00%      1.00%      1.00%
Distribution and/or Service (12b-1) Fees ............  0.25%      1.00%      1.00%      1.00%
Other Expenses ......................................  0.50%      0.50%      0.50%      0.50%
                                                       ----       ----       ----       ----
Total Annual Fund Operating Expenses ................  1.75%      2.50%      2.50%      2.50%
                                                       ====       ====       ====       ====



(1) If you buy Class A shares for $1,000,000 or more, you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.

--------------------------------------------------------------------------------
Management Fees:

Fees paid out of Fund assets to the investment manager to compensate it for managing the Fund.

12b-1 Fees:

Fees paid by each Class, pursuant to a plan adopted by the Fund under Rule 12b-1 of the Investment Company Act of 1940. The plan allows each Class to pay distribution and/or service fees for the sale and distribution of its shares and for providing services to shareholders.

Other Expenses:

Miscellaneous expenses of running the Fund, including such things as transfer agency, registration, custody, auditing and legal fees.
--------------------------------------------------------------------------------

Example

This example is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses (including the management fee) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


            1 Year        3 Years        5 Years      10 Years
            ------        -------        -------      --------
Class A      $644         $1,000         $1,379       $2,439
Class B       753          1,079          1,531        2,652+
Class C       450            871          1,417        2,907
Class D       353            779          1,331        2,836


If you did not sell your shares at the end of each period, your costs would be:


            1 Year        3 Years        5 Years      10 Years
            ------        -------        -------      --------
Class A      $644         $1,000         $1,379       $2,439
Class B       253            779          1,331        2,652+
Class C       351            871          1,417        2,907
Class D       253            779          1,331        2,836


+ Class B shares will automatically convert to Class A shares approximately eight years after purchase.

MANAGEMENT

The Board of Directors provides broad supervision over the affairs of each Fund.

J. & W. Seligman & Co. Incorporated (Seligman), 100 Park Avenue, New York, New York 10017, is the manager of each Fund. Seligman manages the investment of each Fund's assets, including making purchases and sales of portfolio securities consistent with each Fund's investment objective and strategies, and administers each Fund's business and other affairs.


Established in 1864, Seligman currently serves as manager to 23 US registered investment companies, which offer more than 60 investment portfolios with approximately $17.0 billion in assets as of March 31, 2002. Seligman also provides investment management or advice to institutional or other accounts having an aggregate value at March 31, 2002, of approximately $10.1 billion.

Each Fund pays Seligman a fee for its management services. The fee is based on a percentage of each Fund's average daily net assets. For the year ended December 31, 2001, the management fee paid by the Large-Cap Value Fund to Seligman was equal to an annual rate of 0.80% of the Fund's average daily net assets. For the same period, the management fee paid by the Small-Cap Value Fund to Seligman was equal to an annual rate of 1.00% of the Fund's average daily net assets.


--------------------------------------------------------------------------------
Affiliates of Seligman:

Seligman Advisors, Inc.:

The Funds' general distributor; responsible for accepting orders for purchases and sales of Fund shares.

Seligman Services, Inc.:

A limited purpose broker/dealer; acts as the broker/dealer of record for shareholder accounts that do not have a designated broker or financial advisor.

Seligman Data Corp. (SDC):

The Funds' shareholder service agent; provides shareholder account services to the Funds at cost.
--------------------------------------------------------------------------------

Portfolio Management


The Funds are managed by Seligman's Value Team, headed by Mr. Neil T. Eigen. Mr. Eigen, a Managing Director of Seligman, is Vice President of Seligman Value Fund Series, Inc. and has been Portfolio Manager of each Fund since their inception. Mr. Eigen is also Vice President of Seligman Portfolios, Inc., and Portfolio Manager of its Seligman Large-Cap Value Portfolio and Seligman Small-Cap Value Portfolio. Prior to joining Seligman, Mr. Eigen served as Senior Managing Director, Chief Investment Officer and Director of Equity Investing at Bear Stearns Asset Management from January 1990 to January 1997.

Mr. Richard S. Rosen, a Managing Director of Seligman, is Co-Portfolio Manager of each Fund. Mr. Rosen is also Co-Portfolio Manager of Seligman Large-Cap Value Portfolio and Seligman Small-Cap Value Portfolio, two portfolios of Seligman Portfolios, Inc. Prior to joining Seligman, Mr. Rosen served as a Managing Director and Portfolio Manager at Bear Stearns Asset Management.

Shareholder Information

DECIDING WHICH CLASS OF SHARES TO BUY

Each of the Fund's Classes represents an interest in the same portfolio of investments. However, each Class has its own sales charge schedule, and its ongoing 12b-1 fees may differ from other Classes. When deciding which Class of shares to buy, you should consider, among other things:

     o    The amount you plan to invest.

     o How long you intend to remain invested in each Fund, or another Seligman mutual fund.

     o If you would prefer to pay an initial sales charge and lower ongoing 12b-1 fees, or be subject to a CDSC and pay higher ongoing 12b-1 fees.

     o Whether you may be eligible for reduced or no sales charges when you buy or sell shares.

Your financial advisor will be able to help you decide which Class of shares best meets your needs.

--------------------------------------------------------------------------------
Class A

     o    Initial sales charge on Fund purchases, as set forth below:

                                                              Sales Charge    Regular Dealer
                                         Sales Charge            as a %          Discount
                                            as a %               of Net          as a % of
     Amount of your Investment       of Offering Price(1)   Amount Invested   Offering Price
     -------------------------       --------------------   ---------------   --------------
     Less than $ 50,000                      4.75%               4.99%             4.25%
     $50,000 - $ 99,999                      4.00                4.17              3.50
     $100,000 - $249,999                     3.50                3.63              3.00
     $250,000 - $499,999                     2.50                2.56              2.25
     $500,000 - $999,999                     2.00                2.04              1.75
     $1,000,000 and over(2)                  0.00                0.00              0.00

     (1) "Offering Price" is the amount that you actually pay for Fund shares; it includes the initial sales charge.


     (2) You will not pay an initial sales charge on purchases of $1 million or more, but you will be subject to a 1% CDSC if you sell your shares within 18 months.


     o    Annual 12b-1 fee (for shareholder services) of up to 0.25%.


     o No initial sales charge on reinvested dividends or capital gain distributions.


     o Certain employer-sponsored defined contribution-type plans can purchase shares with no initial sales charge.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class B

     o    No initial sales charge on purchases.

     o    A declining CDSC on shares sold within 6 years of purchase:

Years Since Purchase                             CDSC
--------------------                             ----
Less than 1 year                                   5%
1 year or more but less than 2 years               4
2 years or more but less than 3 years              3
3 years or more but less than 4 years              3
4 years or more but less than 5 years              2
5 years or more but less than 6 years              1
6 years or more                                    0

     o    Annual 12b-1 fee (for distribution and shareholder services) of 1.00%.

     o Automatic conversion to Class A shares approximately eight years after purchase, resulting in lower ongoing 12b-1 fees.

     o No CDSC when you sell shares purchased with reinvested dividends or capital gain distributions.

--------------------------------------------------------------------------------
Your purchase of Class B shares must be for less than $250,000, because if you invest $250,000 or more, you will pay less in fees and charges if you buy another Class of shares.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class C

     o    Initial sales charge on Fund purchases, as set forth below:

                                        Sales Charge                   Sales Charge             Regular Dealer Discount
Amount of your Investment       as a % of Offering Price(1)    as a % of Net Amount Invested   as a % of Offering Price
-------------------------       ---------------------------    -----------------------------   ------------------------
Less than $100,000                           1.00%                         1.01%                         1.00%
$100,000 - $249,999                          0.50                          0.50                          0.50
$250,000 - $1,000,000                        0.00                          0.00                          0.00


     (1) "Offering Price" is the amount that you actually pay for Fund shares; it includes the initial sales charge.

     o    A 1% CDSC on shares sold within eighteen months of purchase.

     o    Annual 12b-1 fee (for distribution and shareholder services) of 1.00%.

     o No automatic conversion to Class A shares, so you will be subject to higher ongoing 12b-1 fees indefinitely.


     o No initial sales charge on reinvested dividends or capital gain distributions.


     o No CDSC when you sell shares purchased with reinvested dividends or capital gain distributions.


--------------------------------------------------------------------------------
Your purchase of Class C shares must be for less than $1,000,000 because if you invest $1,000,000 or more you will pay less in fees and charges if you buy Class A shares.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class D*

     o    No initial sales charge on purchases.

     o    A 1% CDSC on shares sold within one year of purchase.

     o    Annual 12b-1 fee (for distribution and shareholder services) of 1.00%.

     o No automatic conversion to Class A shares, so you will be subject to higher ongoing 12b-1 fees indefinitely.

     o No CDSC when you sell shares purchased with reinvested dividends or capital gain distributions.

     * Class D shares are not available to all investors. You may purchase Class D shares only (1) if you already own Class D shares of the Fund or another Seligman mutual fund, (2) if your financial advisor of record maintains an omnibus account at SDC, or (3) pursuant to a 401(k) or other retirement plan program for which Class D shares are already available or for which the sponsor requests Class D shares because the sales charge structure of Class D shares is comparable to the sales charge structure of the other funds offered under the program.
--------------------------------------------------------------------------------


The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940 that allows each Class to pay 12b-1 fees for the sale and distribution of its shares and/or for providing services to shareholders.


Because the Fund's 12b-1 fees are paid out of each Class's assets on an ongoing basis, over time these fees will increase your investment expenses and may cost you more than other types of sales charges.


The Fund's Board of Directors believes that no conflict of interest currently exists between the Fund's Classes of shares. On an ongoing basis, the Directors, in the exercise of their fiduciary duties under the Investment Company Act of 1940 and Maryland law, will seek to ensure that no such conflict arises.


How CDSCs Are Calculated

To minimize the amount of the CDSC you may pay when you sell your shares, the Fund assumes that shares acquired through reinvested dividends and capital gain distributions (which are not subject to a CDSC) are sold first. Shares that have been in your account long enough so they are not subject to a CDSC are sold next. After these shares are exhausted, shares will be sold in the order they were purchased (earliest to latest). The amount of any CDSC that you pay will be based on the shares' original purchase price or current net asset value, whichever is less.


You will not pay a CDSC when you exchange shares of the Fund to buy the same class of shares of any other Seligman mutual fund or when you exchange shares of another Seligman fund to buy the same class of shares of the Fund. For the purpose of calculating the CDSC, when you exchange shares of the Fund for the same class of another Seligman fund, it will be assumed that you held shares of the other fund since the date you originally purchased the shares of the Fund. Similarly, when you exchange shares of another Seligman fund for shares of the Fund, it will be assumed that you held the shares of the Fund since the date you originally purchased shares of the other fund.

PRICING OF FUND SHARES


When you buy or sell shares of a Fund, you do so at the applicable Class's net asset value (NAV) next calculated after Seligman Advisors receives your request in good order. Any applicable sales charge will be added to the purchase price for Class A shares and Class C shares. Purchase or sale orders received by an authorized dealer or your financial advisor by the close of regular trading on the New York Stock Exchange (NYSE) (normally 4:00 p.m. Eastern time) and received in good order by Seligman Advisors before the close of business (5:00 p.m. Eastern time) on the same day will be executed at the Class's NAV calculated as of the close of regular trading of the NYSE on that day. However, Seligman Advisors may reject any request to purchase shares under the circumstances discussed later in this Prospectus in "Important Policies That May Affect Your Account." An authorized dealer or your financial advisor is responsible for forwarding your order to Seligman Advisors before the close of business.


--------------------------------------------------------------------------------
NAV:

Computed separately for each Class by dividing that Class's share of the net assets of the Fund (i.e., its assets less liabilities) by the total number of outstanding shares of the Class.
--------------------------------------------------------------------------------


If your buy or sell order is received by an authorized dealer or your financial advisor after the close of regular trading on the NYSE, or is accepted by Seligman Advisors after the close of business, the order will be executed at the Class's NAV calculated as of the close of regular trading on the next NYSE trading day. When you sell shares, you receive the Class's per share NAV, less any applicable CDSC.


The NAV of each Fund's shares is determined each day, Monday through Friday, on days that the NYSE is open for trading. Because of their higher 12b-1 fees, the NAV of Class B, Class C and Class D shares will generally be lower than the NAV of Class A shares of the Fund.

Securities owned by the Funds are valued at current market prices. If reliable market prices are unavailable, securities are valued in accordance with procedures approved by the Funds' Board of Directors.

OPENING YOUR ACCOUNT


Each Fund's shares are sold through authorized dealers or financial advisors who have sales agreements with Seligman Advisors. There are several programs under which you may be eligible for reduced sales charges or lower minimum investments. Ask an authorized dealer or your financial advisor if any of these programs apply to you. Class D shares are not available to all investors. For more information, see "Deciding Which Class of Shares to Buy -- Class D."

To make your initial investment in a Fund, contact an authorized dealer or your financial advisor or complete an account application and send it with your check directly to SDC at the address provided on the account application. If you do not choose a Class, your investment will automatically be made in Class A shares.


The required minimum initial investments are:

     o    Regular (non-retirement) accounts: $1,000

     o For accounts opened concurrently with Invest-A-Check(R): $100 to open if you will be making monthly investments $250 to open if you will be making quarterly investments

--------------------------------------------------------------------------------
You may buy shares of each Fund for all types of tax-deferred retirement plans. Contact Retirement Plan Services at the address or phone number listed on the inside back cover of this Prospectus for information and to receive the proper forms.
--------------------------------------------------------------------------------

If you buy shares by check and subsequently sell the shares, SDC will not send your proceeds until your check clears, which could take up to 15 calendar days from the date of your purchase.


You will be sent a statement confirming your purchase and any subsequent transactions in your account. You will also be sent quarterly and annual statements detailing your transactions in the Fund and the other Seligman funds you own under the same account number. Duplicate quarterly account statements for the current year and duplicate annual statements for the most recent prior calendar year will be sent to you free of charge.


If you want to be able to buy, sell, or exchange shares by telephone, you should complete an application when you open your account. This will prevent you from having to complete a supplemental election form (which may require a signature guarantee) at a later date.

HOW TO BUY ADDITIONAL SHARES

After you have made your initial investment, there are many options available to make additional purchases of Fund shares. Subsequent investments must be for $100 or more.


Shares may be purchased through an authorized dealer or your financial advisor, or you may send a check directly to SDC. Please provide either an investment slip or a note that provides your name(s), Fund name, and account number. Unless you indicate otherwise, your investment will be made in the Class you already own. Send investment checks to:


               Seligman Data Corp.
               P.O. Box 9766
               Providence, RI 02940-9766


Your check must be in US dollars and be drawn on a US bank. You may not use cash, checks made payable to cash, third party checks, traveler's checks or credit card convenience checks for investment.


You may also use the following account services to make additional investments:

Invest-A-Check(R). You may buy Fund shares electronically from a savings or checking account of an Automated Clearing House (ACH) member bank. If your bank is not a member of ACH, the Fund will debit your checking account by preauthorized checks. You may buy each Fund's shares at regular monthly intervals in fixed amounts of $100 or more, or regular quarterly intervals in fixed amounts of $250 or more. If you use Invest-A-Check(R), you must continue to make automatic investments until the Fund's minimum initial investment of $1,000 is met or your account may be closed.

Automatic Dollar-Cost-Averaging. If you have at least $5,000 in Seligman Cash Management Fund, you may exchange uncertificated shares of that fund to buy shares of the same class of another Seligman mutual fund at regular monthly intervals in fixed amounts of $100 or more, or regular quarterly intervals in fixed amounts of $250 or more. If you exchange Class A shares or Class C shares, you may pay an initial sales charge to buy each Fund's shares.


Automatic CD Transfer. You may instruct your bank to invest the proceeds of a maturing bank certificate of deposit (CD) in shares of either Fund. If you wish to use this service, contact SDC, an authorized dealer or your financial advisor to obtain the necessary forms. Because your bank may charge you a penalty, it is not normally advisable to withdraw CD assets before maturity.

Dividends From Other Investments.You may have your dividends from other companies invested in either Fund. (Dividend checks must include your name, account number, Fund name and class of shares and be drawn in an amount of $100 or more.)


Direct Deposit. You may buy Fund shares electronically with funds from your employer, the IRS, or any other institution that provides direct deposit. Call SDC for more information.


Seligman Time Horizon Matrix(SM).(Requires an initial total investment of $10,000.) This is a needs-based investment process, designed to help you and your financial advisor plan to seek your long-term financial goals. It considers your financial needs, and helps frame a personalized asset-allocation strategy around the cost of your future commitments and the time you have to meet them. Contact an authorized dealer or your financial advisor for more information.

Seligman Harvester(SM Patent Pending). If you are a retiree or nearing retirement, this program is designed to help you establish an investment strategy that seeks to meet your needs throughout your retirement. The strategy is customized to your personal financial situation by allocating your assets to seek to address your income requirements, prioritizing your expenses and establishing a prudent withdrawal schedule. Contact an authorized dealer or your financial advisor for more information.

HOW TO EXCHANGE SHARES AMONG THE SELIGMAN MUTUAL FUNDS

You may sell Fund shares to buy shares of the same Class of another Seligman mutual fund, or you may sell shares of another Seligman mutual fund to buy Fund shares. Exchanges will be made at each fund's respective NAV. You will not pay an initial sales charge when you exchange, unless you exchange Class A shares or Class C shares of Seligman Cash Management Fund to buy the same Class shares of either Fund or another Seligman mutual fund.

Only your dividend and capital gain distribution options and telephone services will be automatically carried over to any new fund account. If you wish to carry over any other account options (for example, Invest-A-Check(R) or Systematic Withdrawals) to the new fund, you must specifically request so at the time of your exchange.

If you exchange into a new fund, you must exchange enough to meet the new fund's minimum initial investment.


See "The Seligman Mutual Funds" for a list of the funds available for exchange. Before making an exchange, contact an authorized dealer, your financial advisor or SDC to obtain the applicable fund prospectus(es). You should read and understand a fund's prospectus before investing. Some funds may not offer all Classes of shares.


HOW TO SELL SHARES

The easiest way to sell Fund shares is by phone. If you have telephone services, you may be able use this service to sell Fund shares. Restrictions apply to certain types of accounts. Please see "Important Policies That May Affect Your Account."

When you sell Fund shares by phone, a check for the proceeds is sent to your address of record. If you have current ACH bank information on file, you may have the proceeds of the sale of your Fund shares directly deposited into your bank account (typically, 3-4 business days after your shares are sold).


You may sell shares to the Fund through an authorized dealer or your financial advisor. The Fund does not charge any fees or expenses, other than any applicable CDSC for this transaction; however, the authorized dealer or financial advisor may charge a service fee. Contact an authorized dealer or your financial advisor for more information.


You may always send a written request to sell Fund shares; however, it may take longer to get your money.


To protect you and the Fund, if your written redemption request is for $25,000 or more, SDC will seek telephone confirmation from you, an authorized dealer or your financial advisor before sending any money. If the proceeds are: (1) $50,000 or more; (2) to be paid to someone other than the account owner; or (3) to be mailed to your financial advisor, then before sending any money, the Fund will require:

     o    A signed, written redemption request;

     o    Telephone confirmation; and

     o    A signature guarantee.

Confirmations will not affect the date on which your shares are redeemed, but it may delay the payment of proceeds.

--------------------------------------------------------------------------------
Signature Guarantee:

Protects you and each Fund from fraud. It guarantees that a signature is genuine. A guarantee must be obtained from an eligible financial institution. Notarization by a notary public is not an acceptable signature guarantee.
--------------------------------------------------------------------------------

If your Fund shares are represented by certificates, you will need to surrender the certificates to SDC before you sell your shares.


You may need to provide additional documents to sell Fund shares if you are:

     o    a corporation;

     o    an executor or administrator;

     o    a trustee or custodian; or

     o    in a retirement plan.


Contact an authorized dealer, your financial advisor or SDC's Shareholder Services Department for information on selling your shares under any of the above circumstances.


You may also use the following account service to sell Fund shares:

Systematic Withdrawal Plan. If you have at least $5,000 in either Fund, you may withdraw (sell) a fixed dollar amount (minimum of $50) of uncertificated shares at regular intervals. A check will be sent to you at your address of record or, if you have current ACH bank information on file, you may have your payments directly deposited to your predesignated bank account in 3-4 business days after your shares are sold. If you bought $1,000,000 or more of Class A shares without an initial sales charge, your withdrawals may be subject to a 1% CDSC if they occur within 18 months of purchase. If you own Class B, Class C or Class D shares and reinvest your dividends and capital gain distributions, you may annually withdraw 12%, 10% or 10%, respectively, of the value of your Fund account (at the time of election) without a CDSC.

IMPORTANT POLICIES THAT MAY AFFECT YOUR ACCOUNT

To protect you and other shareholders, each Fund reserves the right to:

     o    Refuse an exchange request if:

          1. you have exchanged twice from the same fund in any three-month period;

          2. the amount you wish to exchange equals the lesser of $1,000,000 or 1% of the Fund's net assets; or


          3. you, an authorized dealer or your financial advisor have been advised that previous patterns of purchases and sales or exchanges have been considered 3 excessive.


     o    Refuse any request to buy Fund shares;

     o    Reject any request received by telephone;

     o    Suspend or terminate telephone services;

     o    Reject a signature guarantee that SDC believes may be fraudulent;

     o Close your fund account if its value falls below $500, although the Fund generally will not close an account that falls below $500 as a result of a market decline. The Fund will notify you in writing at least 30 days before closing your account;

     o Close your account if it does not have a certified taxpayer identification number.

Telephone Services


You, an authorized dealer or your financial advisor will be able to place the following requests by telephone, unless you indicate on your account application that you do not want telephone services:


     o Sell uncertificated shares (up to $50,000 per day, payable to account owner(s) and mailed to address of record);

     o    Exchange shares between funds;

     o    Change dividend and/or capital gain distribution options;

     o    Change your address;

     o    Establish systematic withdrawals to address of record.

If you do not complete an account application when you open your account, telephone services must be elected on a supplemental election form (which may require a signature guarantee).

Restrictions apply to certain types of accounts:

     o Trust accounts on which the current trustee is not listed may not sell Fund shares by phone;

     o    Corporations may not sell Fund shares by phone;

     o IRAs may only exchange Fund shares or request address changes by phone;

     o Group retirement plans may not sell Fund shares by phone; plans that allow participants to exchange by phone must provide a letter of authorization signed by the plan custodian or trustee and provide a supplemental election form signed by all plan participants.


Unless you have current ACH bank information on file, you will not be able to sell Fund shares by phone within 30 days following an address change.

Your telephone request must be communicated to an SDC representative. You may not request any phone transactions via the automated access line.

You may cancel telephone services at any time by sending a written request to SDC. Each account owner, by accepting or adding telephone services, authorizes each of the other owners to make requests by phone. An authorized dealer or your financial advisor may not establish telephone services without your written authorization. SDC will send written confirmation to the address of record when telephone services are added or terminated.

During times of heavy call volume, you may not be able to get through to SDC by phone to request a sale or exchange of Fund shares. In this case, you may need to send written instructions, and it may take longer for your request to be processed. The Fund's NAV may fluctuate during this time.


The Funds and SDC will not be liable for processing requests received by phone as long as it was reasonable to believe that the request was genuine. The Fund and SDC will employ reasonable procedures to confirm whether instructions received by telephone are genuine, and, if they do not, they may be liable for any losses due to unauthorized or fraudulent instructions.

Reinstatement Privilege


If you sell either Fund's shares, you may, within 120 calendar days, use part or all of the proceeds to buy shares of that Fund or another Seligman mutual fund (reinstate your investment) without paying an initial sales charge or, if you paid a CDSC when you sold your shares, receiving a credit for the applicable CDSC paid. This privilege is available only once each calendar year. Contact an authorized dealer or your financial advisor for more information. You should consult your tax advisor concerning possible tax consequences of exercising this privilege.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

Each Fund generally pays any dividends from its net investment income and distributes net capital gains realized on investments annually. It is expected that each Fund's distributions will be primarily capital gains.

--------------------------------------------------------------------------------
Dividend:

A payment by a mutual fund, usually derived from the fund's net investment income (dividends and interest earned on portfolio securities less expenses).

Capital Gain Distribution:

A payment to mutual fund shareholders which represents profits realized on the sale of securities in a fund's portfolio.

Ex-dividend Date:

The day on which any declared distributions (dividends or capital gains) are deducted from a fund's assets before it calculates its NAV.
--------------------------------------------------------------------------------

You may elect to:

(1) reinvest both dividends and capital gain distributions;

(2) receive dividends in cash and reinvest capital gain distributions; or

(3) receive both dividends and capital gain distributions in cash.

Your dividends and capital gain distributions will be reinvested if you do not instruct otherwise or if you own either Fund's shares in a Seligman tax-deferred retirement plan.


If you want to change your election, you may write to SDC at the address listed on the back cover of this Prospectus or, if you have telephone services, you, an authorized dealer or your financial advisor may call SDC. Your request must be received by SDC before the record date to be effective for that dividend or capital gain distribution.

Cash dividends or capital gain distributions that are not reinvested will be sent by check to your address of record or, if you have current ACH bank information on file, directly deposited into your predesignated bank account within 3-4 business days from the payable date.


Dividends and capital gain distributions are reinvested to buy additional Fund shares on the payable date using the NAV of the ex-dividend date.

Dividends on Class B, Class C and Class D shares will be lower than the dividends on Class A shares as a result of their higher 12b-1 fees. Capital gain distributions will be paid in the same amount for each Class.

TAXES

The tax treatment of dividends and capital gain distributions is the same whether you take them in cash or reinvest them to buy additional Fund shares. Tax-deferred retirement plans are not taxed currently on dividends or capital gain distributions or on exchanges.

Dividends paid by a Fund are taxable to you as ordinary income. You may be taxed at different rates on capital gains distributed by a Fund depending on the length of time that Fund holds its assets.

When you sell Fund shares, any gain or loss you realize will generally be treated as a long-term capital gain or loss if you held your shares for more than one year, or as a short-term capital gain or loss if you held your shares for one year or less. However, if you sell Fund shares on which a long-term capital gain distribution has been received and you held the shares for six months or less, any loss you realize will be treated as a long-term capital loss to the extent that it offsets the long-term capital gain distribution.

An exchange of Fund shares is a sale and may result in a gain or loss for federal income tax purposes.

Each January, you will be sent information on the tax status of any distributions made during the previous calendar year. Because each shareholder's situation is unique, you should always consult your tax advisor concerning the effect income taxes may have on your individual investment.

THE SELIGMAN MUTUAL FUNDS

EQUITY

SPECIALTY
--------------------------------------------------------------------------------

Seligman Communications and Information Fund

Seeks capital appreciation by investing in companies operating in all aspects of the communications, information, and related industries.

Seligman Emerging Markets Fund

Seeks long-term capital appreciation by investing primarily in equity securities of companies in emerging markets.


Seligman Global Technology Fund

Seeks long-term capital appreciation by investing primarily in global securities (US and non-US) of companies in the technology and technology-related industries.


SMALL COMPANY
--------------------------------------------------------------------------------

Seligman Frontier Fund

Seeks growth of capital by investing primarily in small company growth stocks.


Seligman Global Smaller Companies Fund

Seeks long-term capital appreciation by investing in securities of smaller companies around the world, including the US.


Seligman Small-Cap Value Fund

Seeks long-term capital appreciation by investing in equities of small companies, deemed to be "value" companies by the investment manager.

MEDIUM COMPANY
--------------------------------------------------------------------------------

Seligman Capital Fund

Seeks capital appreciation by investing in the common stocks of companies with significant potential for growth.

LARGE COMPANY
--------------------------------------------------------------------------------


Seligman Common Stock Fund

Seeks favorable, but not the highest, current income and long-term growth of both income and capital, without exposing capital to undue risk.


Seligman Global Growth Fund

Seeks capital appreciation by investing primarily in equity securities of companies that have the potential to benefit from global economic or social trends.

Seligman Growth Fund

Seeks long-term growth of capital value and an increase in future income.


Seligman International Growth Fund

Seeks long-term capital appreciation by investing in securities of medium-sized to large companies, primarily in the developed markets outside the US.


Seligman Large-Cap Value Fund

Seeks long-term capital appreciation by investing in equities of large companies, deemed to be "value" companies by the investment manager.


TAX AWARE
--------------------------------------------------------------------------------

Seligman Tax-Aware Fund

Seeks long-term capital appreciation consistent with maximizing after-tax returns.


BALANCED
--------------------------------------------------------------------------------

Seligman Income Fund

Seeks high current income and improvement in capital value over the long term, consistent with prudent risk of capital.

FIXED-INCOME

INCOME
--------------------------------------------------------------------------------

Seligman High-Yield Bond Fund

Seeks to maximize current income by investing in a diversified portfolio of high-yielding, high-risk corporate bonds, commonly referred to as "junk bonds."


Seligman Investment Grade Fixed Income Fund

Seeks to produce a high level of current income consistent with prudent exposure to risk. Capital appreciation is a secondary objective.


Seligman U.S. Government Securities Fund

Seeks high current income primarily by investing in a diversified portfolio of securities guaranteed by the US government, its agencies, or instrumentalities, which have maturities greater than one year.

MUNICIPAL
--------------------------------------------------------------------------------

Seligman Municipal Funds:

National Fund

Seeks maximum income, exempt from regular federal income taxes. State-specific funds:*

Seek to maximize income exempt from regular federal income taxes and from regular income taxes in the designated state.

California                      Louisiana                    New Jersey
  o  High-Yield                 Maryland                     New York
  o  Quality                    Massachusetts                North Carolina
Colorado                        Michigan                     Ohio
Florida                         Minnesota                    Oregon
Georgia                         Missouri                     Pennsylvania
                                                             South Carolina

* A small portion of income may be subject to state and local taxes.

MONEY MARKET
--------------------------------------------------------------------------------

Seligman Cash Management Fund

Seeks to preserve capital and to maximize liquidity and current income, by investing only in high-quality money market securities having a maturity of 90 days or less. The fund seeks to maintain a constant net asset value of $1.00 per share.

ASSET ALLOCATION


Seligman Time Horizon/Harvester Series, Inc. is an asset-allocation type mutual fund. It offers four different asset- allocation funds that pursue their investment objectives by allocating their assets among other mutual funds in the Seligman Group.


Seligman Time Horizon 30 Fund

Seeks long-term capital appreciation by creating a portfolio of mutual funds that invests in aggressive growth-oriented domestic and international equity securities weighted toward small- and medium-capitalization companies.

Seligman Time Horizon 20 Fund

Seeks long-term capital appreciation by creating a portfolio of mutual funds that invests in growth-oriented domestic and international equity securities, with a more even weighting among small-, medium- and large-capitalization companies than Seligman Time Horizon 30 Fund.

Seligman Time Horizon 10 Fund

Seeks capital appreciation by creating a portfolio of mutual funds that invests in small-, medium- and large-capitalization domestic and international equity securities as well as domestic fixed-income securities.

Seligman Harvester Fund

Seeks capital appreciation and preservation of capital with current income and growth of income by creating a portfolio of mutual funds that invests in medium- and large-capitalization domestic and international equity securities supplemented by a larger allocation of fixed-income securities and cash than Seligman Time Horizon 10 Fund.

Financial Highlights

LARGE-CAP VALUE FUND


The tables below are intended to help you understand the financial performance of the Fund's Classes for the period of the Class's operations. Certain information reflects financial results for a single share of a Class that was held throughout the periods shown. "Total return" shows the rate that you would have earned (or lost) on an investment in the Fund, assuming you reinvested all your dividends and capital gain distributions. Total returns do not reflect any sales charges or taxes and are not annualized for periods of less than one year. Deloitte & Touche LLP, independent auditors, have audited this information. Their report, along with the Fund's financial statements, is included in the Fund's Annual Report, which is available upon request.

                                                                               CLASS A
                                                ----------------------------------------------------------------------
                                                                 Year ended December 31,
                                                -------------------------------------------------------     4/25/97**
                                                    2001          2000           1999           1998       to 12/31/97
                                                ----------     ----------     ----------     ----------    -----------
Per Share Data:*
Net asset value, beginning of
   period ...................................   $    12.16     $     9.75     $    10.04     $     9.09     $     7.14
                                                ----------     ----------     ----------     ----------     ----------
Income from investment operations:
   Net investment income (loss) .............         0.06           0.07           0.05           0.06           0.03
   Net gains or losses on
     securities (both realized
     and unrealized) ........................        (1.26)          2.74          (0.32)          0.99           2.06
                                                ----------     ----------     ----------     ----------     ----------
Total from investment operations ............        (1.20)          2.81          (0.27)          1.05           2.09
                                                ----------     ----------     ----------     ----------     ----------
Less distributions:
   Dividends from net investment
     income .................................        (0.06)            --          (0.02)         (0.04)         (0.01)
   Distributions from
     capital gains ..........................        (0.04)         (0.40)            --          (0.06)         (0.13)
                                                ----------     ----------     ----------     ----------     ----------
Total distributions .........................        (0.10)         (0.40)         (0.02)         (0.10)         (0.14)
                                                ----------     ----------     ----------     ----------     ----------
Net asset value, end of period ..............   $    10.86     $    12.16     $     9.75     $    10.04     $     9.09
                                                ==========     ==========     ==========     ==========     ==========
Total Return:                                        (9.85)%        29.09%         (2.68)%        11.57%         29.28%
Ratios/Supplemental Data:
Net assets, end of period (in
   thousands) ...............................   $   98,317     $   76,411     $   46,687     $   49,297     $   23,699
Ratio of expenses to average net
   assets ...................................         1.46%          1.61%          1.50%          1.50%          1.47%+
Ratio of net income (loss) to
   average net assets .......................         0.59%          0.72%          0.53%          0.61%          0.58%+
Portfolio turnover rate .....................        17.57%         45.79%         30.97%         10.44%         38.74%
Without management fee waiver:***
   Ratio of expenses to average
     net assets .............................                                                                     2.07%+
   Ration of net investment
     income (loss) to average net
     assets .................................                                                                    (0.02)%+



----------
See footnotes on page 24.

LARGE-CAP VALUE FUND

                                                                                     CLASS B
                                                     -----------------------------------------------------------------------
                                                                     Year ended December 31,                       4/25/97**
                                                     --------------------------------------------------------          to
                                                        2001            2000           1999           1998          12/31/97
                                                     ----------      ----------     ----------     ----------     ----------
Per Share Data:*
Net asset value, beginning of
   period ........................................   $    11.90      $     9.62     $     9.96     $     9.04     $     7.14
                                                     ----------      ----------     ----------     ----------     ----------
Income from investment operations:
   Net investment income (loss) ..................        (0.02)             --          (0.02)         (0.02)         (0.01)
   Net gains or losses on
     securities (both realized and
     unrealized) .................................        (1.24)           2.68          (0.32)          1.00           2.04
                                                     ----------      ----------     ----------     ----------     ----------
Total from investment operations .................        (1.26)           2.68          (0.34)          0.98           2.03
                                                     ----------      ----------     ----------     ----------     ----------
Less distributions:
   Dividends from net investment
     income ......................................           --              --             --             --             --
   Distributions from
     capital gains ...............................        (0.04)          (0.40)            --          (0.06)         (0.13)
                                                     ----------      ----------     ----------     ----------     ----------
Total distributions ..............................        (0.04)          (0.40)            --          (0.06)         (0.13)
                                                                     ----------     ----------     ----------     ----------
Net asset value, end of period ...................   $    10.60      $    11.90     $     9.62     $     9.96     $     9.04
                                                     ==========      ==========     ==========     ==========     ==========
Total Return:                                            (10.58)%         28.13%         (3.41)%        10.85%         28.46%
Ratios/Supplemental Data:
Net assets, end of period (in
   thousands) ....................................   $   91,576      $   67,675     $   56,926     $   56,342     $   16,930
Ratio of expenses to average net
   assets ........................................         2.21%           2.36%          2.25%          2.25%          2.25%+
Ratio of net income (loss) to
   average net assets ............................        (0.16)%         (0.03)%        (0.22)%        (0.14)%        (0.20)%+
Portfolio turnover rate ..........................        17.57%          45.79%         30.97%         10.44%         38.74%
Without management fee waiver:***
   Ratio of expenses to average
     net assets ..................................                                                                      2.85%+
   Ratio of net investment income
     (loss) to average net assets ................                                                                     (0.80)%+


                                                               CLASS C
                                                     ----------------------------------------
                                                      Year ended December 31,      5/27/99**
                                                     -------------------------        to
                                                         2001          2000        12/31/99
                                                     ----------     ----------     ----------
Per Share Data:*
Net asset value, beginning of
   period ........................................   $    11.90     $     9.62     $    10.55
                                                     ----------     ----------     ----------
Income from investment operations:
   Net investment income (loss) ..................        (0.02)            --          (0.01)
   Net gains or losses on
     securities (both realized and
     unrealized) .................................        (1.24)          2.68          (0.92)
                                                     ----------     ----------     ----------
Total from investment operations .................        (1.26)          2.68          (0.93)
                                                     ----------     ----------     ----------
Less distributions:
   Dividends from net investment
     income ......................................           --             --             --
   Distributions from
     capital gains ...............................        (0.04)         (0.40)            --
                                                     ----------     ----------     ----------
Total distributions ..............................        (0.04)         (0.40)            --
                                                     ----------     ----------     ----------
Net asset value, end of period ...................   $    10.60     $    11.90     $     9.62
                                                     ==========     ==========     ==========
Total Return:                                            (10.58)%        28.13%         (8.82)%
Ratios/Supplemental Data:
Net assets, end of period (in
   thousands) ....................................   $   66,951     $   36,900     $    9,169
Ratio of expenses to average net
   assets ........................................         2.21%          2.36%          2.36%+
Ratio of net income (loss) to
   average net assets ............................        (0.16)%        (0.03)%        (0.23)%+
Portfolio turnover rate ..........................        17.57%         45.79%         30.97%++
Without management fee waiver:***
   Ratio of expenses to average
     net assets ..................................
   Ratio of net investment income
     (loss) to average net assets ................

----------
See footnotes on page 24.

LARGE-CAP VALUE FUND

                                                                                CLASS D
                                                ----------------------------------------------------------------------
                                                              Year ended December 31,                        4/25/97**
                                                --------------------------------------------------------         to
                                                   2001            2000           1999           1998         12/31/97
                                                ----------      ----------     ----------     ----------     ----------
Per Share Data:*
Net asset value, beginning of
   period ...................................   $    11.89      $     9.62     $     9.96     $     9.04     $     7.14
                                                ----------      ----------     ----------     ----------     ----------
Income from investment operations:
   Net investment income (loss) .............        (0.02)             --          (0.02)         (0.02)         (0.01)
   Net gains or losses on
     securities (both realized and
     unrealized) ............................        (1.24)           2.67          (0.32)          1.00           2.04
                                                ----------      ----------     ----------     ----------     ----------
Total from investment operations ............        (1.26)           2.67          (0.34)          0.98           2.03
                                                ----------      ----------     ----------     ----------     ----------
Less distributions:
   Dividends from net investment
     income .................................           --              --             --             --             --
   Distributions from
     capital gains ..........................        (0.04)          (0.40)            --          (0.06)         (0.13)
                                                ----------      ----------     ----------     ----------     ----------
Total distributions .........................        (0.04)          (0.40)            --          (0.06)         (0.13)
                                                ----------      ----------     ----------     ----------     ----------
Net asset value, end of period ..............   $    10.59      $    11.89     $     9.62     $     9.96     $     9.04
                                                ==========      ==========     ==========     ==========     ==========
Total Return:                                       (10.59)%         28.02%         (3.41)%        10.85%         28.46%
Ratios/Supplemental Data:
Net assets, end of period (in
   thousands) ...............................   $   39,392      $   31,044     $   34,355     $   42,886     $   10,358
Ratio of expenses to average net
   assets ...................................         2.21%           2.36%          2.25%          2.25%          2.25%+
Ratio of net income (loss) to
   average net assets .......................        (0.16)%         (0.03)%        (0.22)%        (0.14)%        (0.20)%+
Portfolio turnover rate .....................        17.57%          45.79%         30.97%         10.44%         38.74%
Without management fee waiver:***
   Ratio of expenses to average
     net assets .............................                                                                      2.85%+
   Ratio of net investment income
     (loss) to average net assets ...........                                                                     (0.80)%+


----------
See footnotes on page 24.

SMALL-CAP VALUE FUND


The tables below are intended to help you understand the financial performance of the Fund's Classes for the period of the Class's operations. Certain information reflects financial results for a single share of a Class that was held throughout the periods shown. "Total return" shows the rate that you would have earned (or lost) on an investment in the Fund, assuming you reinvested all your dividends and capital gain distributions. Total returns do not reflect any sales charges or taxes and are not annualized for periods of less than one year. Deloitte & Touche LLP, independent auditors, have audited this information. Their report, along with the Fund's financial statements, is included in the Fund's Annual Report, which is available upon request.

                                                                           CLASS A
                                           -----------------------------------------------------------------------
                                                           Year ended December 31,
                                           -------------------------------------------------------     4/25/97**
                                             2001            2000           1999          1998         to 12/31/97
                                           ----------     ----------     ----------     ----------     ----------
Per Share Data:*
Net asset value, beginning of
   period ..............................   $    10.01     $     7.91     $     7.87     $     9.73     $     7.14
                                           ----------     ----------     ----------     ----------     ----------
Income from investment operations:
   Net investment income (loss) ........        (0.10)         (0.09)         (0.07)         (0.09)         (0.07)
   Net gains or losses on
     securities (both realized
     and unrealized) ...................         1.72           2.19           0.15          (1.74)          2.67
                                           ----------     ----------     ----------     ----------     ----------
Total from investment operations .......         1.62           2.10           0.08          (1.83)          2.60
                                           ----------     ----------     ----------     ----------     ----------
Less distributions:
   Dividends from net investment
     income ............................           --             --             --             --             --
   Distributions from
     capital gains .....................           --             --          (0.04)         (0.03)         (0.01)
                                           ----------     ----------     ----------     ----------     ----------
Total distributions ....................           --             --          (0.04)         (0.03)         (0.01)
                                           ----------     ----------     ----------     ----------     ----------
Net asset value, end of period .........   $    11.63     $    10.01     $     7.91     $     7.87     $     9.73
                                           ==========     ==========     ==========     ==========     ==========
Total Return:                                   16.18%         26.55%          1.00%        (18.81)%        36.38%
Ratios/Supplemental Data:
Net assets, end of period (in
   thousands) ..........................   $   70,241     $   46,807     $   40,678     $   60,383     $   87,510
Ratio of expenses to average net
   assets ..............................         1.75%          1.96%          1.86%          1.69%          1.87%+
Ratio of net investment income
   (loss) to average net assets ........        (0.91)%        (1.08)%        (0.92)%        (0.98)%        (1.12)%+
Portfolio turnover rate ................        38.37%         40.65%         41.48%         30.06%         15.91%


----------
See footnotes on page 24.

SMALL-CAP VALUE FUND

                                                                                     CLASS B
                                                     -----------------------------------------------------------------------
                                                                    Year ended December 31,
                                                     -------------------------------------------------------    4/25/97**
                                                        2001           2000           1999          1998        to 12/31/97
                                                     ----------     ----------     ----------     ----------    -----------
Per Share Data:*
Net asset value, beginning of
   period ........................................   $     9.76     $     7.76     $     7.78     $     9.69     $     7.14
                                                     ----------     ----------     ----------     ----------     ----------
Income from investment operations:
   Net investment income (loss) ..................        (0.17)         (0.15)         (0.14)         (0.15)         (0.11)
   Net gains or losses on
     securities (both realized
     and unrealized) .............................         1.67           2.15           0.16          (1.73)          2.67
                                                     ----------     ----------     ----------     ----------     ----------
Total from investment operations .................         1.50           2.00           0.02          (1.88)          2.56
                                                     ----------     ----------     ----------     ----------     ----------
Less distributions:
   Dividends from net investment
     income ......................................           --             --             --             --             --
   Distributions from
     capital gains ...............................           --             --          (0.04)         (0.03)         (0.01)
                                                     ----------     ----------     ----------     ----------     ----------
Total distributions ..............................           --             --          (0.04)         (0.03)         (0.01)
                                                     ----------     ----------     ----------     ----------     ----------
Net asset value, end of period ...................   $    11.26     $     9.76     $     7.76     $     7.78     $     9.69
                                                     ==========     ==========     ==========     ==========     ==========
Total Return:                                             15.37%         25.77%          0.24%        (19.41)%        35.82%
Ratios/Supplemental Data:
Net assets, end of period
   (in thousands) ................................   $   71,088     $   43,486     $   46,030     $   71,875     $   88,330
Ratio of expenses to average net
   assets ........................................         2.50%          2.71%          2.61%          2.44%          2.63%+
Ratio of net investment income
   (loss) to average net assets ..................        (1.66)%        (1.82)%        (1.67)%        (1.73)%        (1.88)%+
Portfolio turnover rate ..........................        38.37%         40.65%         41.48%         30.06%         15.91%

                                                                    CLASS C
                                                     -------------------------------------


                                                      Year ended December 31,
                                                     ------------------------   5/27/99**
                                                         2001        2000      to 12/31/99
                                                     ----------    ----------  -----------
Per Share Data:*
Net asset value, beginning of
   period ........................................   $     9.76     $     7.76    $     8.10
                                                     ----------     ----------    ----------
Income from investment operations:
   Net investment income (loss) ..................        (0.17)         (0.16)        (0.07)
   Net gains or losses on
     securities (both realized
     and unrealized) .............................         1.67           2.16         (0.23)
                                                     ----------     ----------    ----------
Total from investment operations .................         1.50           2.00         (0.30)
                                                     ----------     ----------    ----------
Less distributions:
   Dividends from net investment
     income ......................................           --             --            --
   Distributions from
     capital gains ...............................           --             --         (0.04)
                                                     ----------     ----------    ----------
Total distributions ..............................           --             --         (0.04)
                                                     ----------     ----------    ----------
Net asset value, end of period ...................   $    11.26     $     9.76    $     7.76
                                                     ==========     ==========    ==========
Total Return:                                             15.37%         25.77%        (3.72)%
Ratios/Supplemental Data:
Net assets, end of period
   (in thousands) ................................   $   17,123     $    5,114    $    1,254
Ratio of expenses to average net
   assets ........................................         2.50%          2.71%         2.69%+
Ratio of net investment income
   (loss) to average net assets ..................        (1.66)%        (1.82)%       (1.65)%+
Portfolio turnover rate ..........................        38.37%         40.65%        41.48%++

----------
See footnotes on page 24.

SMALL-CAP VALUE FUND

                                                                        CLASS D
                                           --------------------------------------------------------------------
                                                           Year ended December 31,
                                           ----------------------------------------------------     4/25/97**
                                             2001            2000        1999           1998        to 12/31/97
                                           ----------     ----------  ----------     ----------     ----------
Per Share Data:*
Net asset value, beginning of
   period ..............................   $     9.76     $     7.76  $     7.78     $     9.69     $     7.14
                                           ----------     ----------  ----------     ----------     ----------
Income from investment operations:
   Net investment income (loss) ........        (0.17)         (0.15)      (0.13)         (0.15)         (0.11)
   Net gains or losses on
     securities (both realized
     and unrealized) ...................         1.67           2.15        0.15          (1.73)          2.67
                                           ----------     ----------  ----------     ----------     ----------
Total from investment operations .......         1.50           2.00        0.02          (1.88)          2.56
                                           ----------     ----------  ----------     ----------     ----------
Less distributions:
   Dividends from net investment
     income ............................           --             --          --             --             --
   Distributions from
     capital gains .....................           --             --       (0.04)         (0.03)         (0.01)
                                           ----------     ----------  ----------     ----------     ----------
Total distributions ....................           --             --       (0.04)         (0.03)         (0.01)
                                           ----------     ----------  ----------     ----------     ----------
Net asset value, end of period .........   $    11.26     $     9.76  $     7.76     $     7.78     $     9.69
                                           ==========     ==========  ==========     ==========     ==========
Total Return:                                   15.37%         25.77%       0.24%        (19.41)%        35.82%
Ratios/Supplemental Data:
Net assets, end of period (in
   thousands) ..........................   $   33,025     $   21.565  $   24,936     $   45,384     $   63,360
Ratio of expenses to average net
   assets ..............................         2.50%          2.71%       2.61%          2.44%          2.63%+
Ratio of net investment income
   (loss) to average net assets ........        (1.66)%        (1.82)%     (1.67)%        (1.73)%        (1.88)%+
Portfolio turnover rate ................        38.37%         40.65%      41.48%         30.06%         15.91%


----------

*    Per share amounts are calculated based on average shares outstanding.

**   Commencement of offering of shares.

*** During 1997, Seligman, at its discretion, waived a portion of its management fees.

+    Annualized.

++   For the year ended December 31, 1999.

How to Contact Us

The Funds                    Write:        Corporate Communications/
                                           Investor Relations Department
                                           J. & W. Seligman & Co. Incorporated
                                           100 Park Avenue, New York, NY 10017

                             Phone:        Toll-Free (800) 221-7844 in the US or
                                           (212) 850-1864 outside the US

                             Website:      http://www.seligman.com

Your Regular
(Non-Retirement) Account     Write:        Shareholder Services Department
                                           Seligman Data Corp.
                                           100 Park Avenue, New York, NY 10017

                             Phone:        Toll-Free (800) 221-2450 in the US or
                                           (212) 682-7600 outside the US

                             Website:      http://www.seligman.com

Your Retirement Account      Write:        Retirement Plan Services
                                           Seligman Data Corp.
                                           100 Park Avenue, New York, NY 10017

                             Phone:        Toll-Free (800) 445-1777


        ------------------------------------------------------------
        24-hour automated telephone access is available by dialing
        (800) 622-4597 on a touchtone telephone. You will have instant access to price, yield, account balance, most recent transactions, and other information. Alternatively, you may access our website at http://www.seligman.com.
        ------------------------------------------------------------

For More Information

--------------------------------------------------------------------------------
     The following information is available without charge upon request: Call toll-free (800) 221-2450 in the US or (212) 682-7600 outside the US. You may also call these numbers to request other information about the Fund or to make shareholder inquiries.

     Statement of Additional Information (SAI) contains additional information about the Fund. It is on file with the Securities and Exchange Commission, or SEC, and is incorporated by reference into (is legally part of) this Prospectus.

     Annual/Semi-Annual Reports contain additional information about the Fund's investments. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.
--------------------------------------------------------------------------------

                             SELIGMAN ADVISORS, INC.
                                 an affiliate of

                                     [LOGO]

                             J. &. W. SELIGMAN & CO.
                                  INCORPORATED

                                ESTABLISHED 1864

                       100 Park Avenue, New York, NY 10017

Information about the Fund, including the SAI, can be viewed and copied at the SEC's Public Reference Room in Washington, DC. For more information about the operation of the Public Reference Room, call (202) 942-8090. The SAI, Annual/Semi-Annual reports and other information about the Fund are also available on the EDGAR Database on the SEC's internet site: http://www.sec.gov.

Copies of this information may also be obtained, upon payment of a duplication fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102.

SEC FILE NUMBER: 811-08031

                                                                        SELIGMAN
                                                         -----------------------
                                                         VALUE FUND SERIES, INC.

                                    [PHOTO]

                              LARGE-CAP VALUE FUND

                              SMALL-CAP VALUE FUND

                                   PROSPECTUS


                                   MAY 1, 2002


                                    CLASS I

                                     SHARES

                               A Value Approach to

                                Seeking Long-Term

                              Capital Appreciation

                                   managed by

                                     [LOGO]

                             J. & W. SELIGMAN & CO.
                                  INCORPORATED
                                ESTABLISHED 1864


The Securities and Exchange Commission has neither approved nor disapproved these Funds, and it has not determined this Prospectus to be accurate or adequate. Any representation to the contrary is a criminal offense.

An investment in these Funds or any other fund cannot provide a complete investment program. The suitability of an investment in a Fund should be considered based on the investment objectives, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals, and time horizons. We recommend that you consult your financial advisor to determine if one or more of these Funds is suitable for you.

EQVA1 5/2002 CI

Table of Contents

Large-Cap Value Fund
     Investment Objective                                                      1
     Principal Investment Strategies                                           1
     Principal Risks                                                           2
     Past Performance                                                          3
     Fees and Expenses                                                         4
Small-Cap Value Fund
     Investment Objective                                                      5
     Principal Investment Strategies                                           5
     Principal Risks                                                           6
     Past Performance                                                          7
     Fees and Expenses                                                         8
Management                                                                     9


Shareholder Information
     Pricing of Fund Shares                                                   10
     How to Buy Fund Shares                                                   10
     How to Exchange Shares Among the Seligman Mutual Funds                   11
     How to Sell Shares                                                       11
     Important Policies That May Affect Your Account                          11
     Dividends and Capital Gain Distributions                                 12
     Taxes                                                                    12
     The Seligman Mutual Funds                                                13
Financial Highlights                                                          15

How to Contact Us                                                             17


For More Information                                                  back cover

                         TIMES CHANGE ... VALUES ENDURE

LARGE-CAP VALUE FUND

INVESTMENT OBJECTIVE

The Fund's investment objective is long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES


The Fund uses the following principal investment strategies to pursue its investment objective: The Fund generally invests at least 80% of its net assets in the common stocks of "value" companies with large market capitalization ($2 billion or more) at the time of purchase by the Fund.


The Fund uses a bottom-up stock selection approach. This means that the investment manager concentrates on individual company fundamentals, rather than on a particular industry. In selecting investments, the investment manager seeks to identify value companies that it believes display one or more of the following:

--------------------------------------------------------------------------------
Value Companies:

Those companies believed by the investment manager to be undervalued, either historically, by the market, or by their peers.
--------------------------------------------------------------------------------

o    A low price-to-earnings and/or low price-to-book ratio

o    Positive change in senior management

o    Positive corporate restructuring

o    Temporary setback in price due to factors that no longer exist

The Fund generally holds a small number of securities because the investment manager believes doing so allows it to adhere to its disciplined value investment approach. The investment manager maintains close contact with the management of each company in which the Fund invests and continually monitors Fund holdings, remaining sensitive to overvaluation and deteriorating fundamentals.

The Fund generally sells a stock if the investment manager believes it has become fully valued, its fundamentals have deteriorated, or ongoing evaluation reveals that there are more attractive investment opportunities available.


Although the Fund invests primarily in common stocks of domestic issuers, it may also invest in other equity-related securities of domestic issuers, including preferred stock, stock convertible into or exchangeable for such securities, and common stock purchase rights and warrants. The Fund may also invest in American Depositary Receipts (ADRs). ADRs are publicly traded instruments generally issued by domestic banks or trust companies that represent a security of a foreign issuer. ADRs are quoted and settled in US dollars. The Fund uses the same criteria in evaluating these securities as it does for common stocks.


The Fund may invest up to 15% of its net assets in illiquid securities (i.e., securities that cannot be readily sold) and may invest up to 10% of its total assets directly in foreign securities. The limit on foreign securities does not include ADRs, or commercial paper and certificates of deposit issued by foreign banks. The Fund may also purchase put options in an attempt to hedge against a decline in the price of securities it holds in its portfolio. A put option gives the Fund the right to sell an underlying security at a particular price during a fixed period. The Fund generally does not invest a significant amount of its assets, if any, in illiquid securities, foreign securities, or put options.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with its principal strategies in seeking to minimize extreme volatility caused by adverse market, economic, or other conditions. This could prevent the Fund from achieving its objective.

The Fund's investment objective may be changed only with shareholder approval. The principal investment strategies may be changed without shareholder approval. Any changes to these strategies, however, must be approved by the Fund's Board of Directors.

The Fund's Board of Directors may change the parameters by which large market capitalization is defined if it concludes such a change is appropriate.

There is no guarantee that the Fund will achieve its objective.

LARGE-CAP VALUE FUND

PRINCIPAL RISKS

Stock prices fluctuate. Therefore, as with any fund that invests in stocks, the Fund's net asset value will fluctuate, especially in the short term. You may experience a decline in the value of your investment and you could lose money if you sell your shares at a price lower than you paid for them.

The Fund holds a small number of securities. Consequently, if one or more of the securities held in its portfolio declines in value or underperforms relative to the market, it may have a greater impact on the Fund's performance than if the Fund held a larger number of securities. The Fund may experience more volatility, especially over the short term, than a fund with a greater number of holdings.


The Fund may not invest more than 25% of its total assets in securities of companies in any one industry. However, the Fund may invest a substantial percentage of its assets in certain industries believed to offer good investment opportunities. To the extent that an industry in which the Fund is invested falls out of favor, the Fund's performance may be negatively affected. This effect may be heightened because the Fund holds a smaller number of securities.


The Fund's performance may be affected by the broad investment environment in the US or international securities markets, which is influenced by, among other things, interest rates, inflation, politics, fiscal policy, and current events.

Foreign securities, illiquid securities, or options in the Fund's portfolio involve higher risk and may subject the Fund to higher price volatility. Investing in securities of foreign issuers involves risks not associated with US investments, including currency fluctuations, local withholding and other taxes, different financial reporting practices and regulatory standards, high costs of trading, changes in political conditions, expropriation, investment and repatriation restrictions, and settlement and custody risks.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

LARGE-CAP VALUE FUND

PAST PERFORMANCE


Only Class I shares are offered by this Prospectus. Because Class I shares do not yet have annual returns for a full calendar year, the information presented below is for Class A shares, which are not offered by this Prospectus, but which would have substantially similar annual returns to Class I shares because the assets are invested in the same portfolio of securities. The annual returns of the two Classes would differ only to the extent that the Classes do not have the same fees and expenses.


The information below provides some indication of the risks of investing in the Fund by showing how the performance of Class A shares has varied year to year, as well as how the performance of Class A shares compares to two widely-used measures of large company stock performance and one measure of performance of mutual funds with investment objectives similar to the Fund. It is designed to assist you in comparing the returns of the Fund with the returns of other mutual funds. How the Fund has performed in the past, however, is not necessarily an indication of how the Fund will perform in the future.

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table below the chart do reflect the effect of the applicable sales charges. Class I shares are not subject to any sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested.

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]


                          Class A Annual Total Returns


                             1998            11.57%
                             1999            (2.68)%
                             2000            29.09%
                             2001            (9.85)%


              Best quarter return:  19.32% - quarter ended 12/31/98.
             Worst quarter return: -17.80% - quarter ended 9/30/98.

--------------------------------------------------------------------------------
              Average Annual Total Returns - Periods Ended 12/31/01

                                         ONE YEAR        SINCE INCEPTION 4/25/97
                                         --------        -----------------------
Class A                                  (14.15)%                 9.88%
Russell 1000 Value Index                  (5.59)                 11.38(1)
S&P 500 Index                            (11.88)                 10.54(1)
Lipper Large Cap Value Funds Average      (6.68)                  8.74(1)

The Lipper Large Cap Value Funds Average, Russell 1000 Value Index and the Standard & Poor's Composite Stock Index (S&P 500 Index) are unmanaged benchmarks that assume the reinvestment of dividends and/or capital gain distributions. The Lipper Large Cap Value Funds Average does not reflect any sales charges while the Russell 1000 Value Index and S&P 500 Index do not reflect any fees or sales charges. The Russell 1000 Value Index measures the performance of large-cap value stocks. The S&P 500 Index measures the performance of 500 of the largest US companies based on market capitalization and the Lipper Large Cap Value Funds Average measures the performance of mutual funds with investment objectives similar to the Fund.


(1)  From April 30, 1997.
--------------------------------------------------------------------------------

LARGE-CAP VALUE FUND

FEES AND EXPENSES

The table below summarizes the fees and expenses that you may pay as a shareholder of the Fund. Annual fund operating expenses are deducted from Fund assets and are therefore paid indirectly by you and other shareholders of the Fund.

Shareholder Fees
----------------

Maximum Sales Charge (Load) on Purchases ...............................   none
Maximum Contingent Deferred Sales Charge (Load) (CDSC) on Redemptions ..   none

Annual Fund Operating Expenses
------------------------------
(as a percentage of average net assets)


Management Fees ........................................................   0.80%
Distribution and/or Service (12b-1) Fees ...............................   none
Other Expenses(1) ......................................................   0.16%
                                                                           ----
Total Annual Fund Operating Expenses ...................................   0.96%
                                                                           ====

(1) Class I shares commenced operations on November 30, 2001. Other expenses are based on estimated expenses for the current fiscal year.


--------------------------------------------------------------------------------
Management Fees:

Fees paid out of Fund assets to the investment manager to compensate it for managing the Fund.

Other Expenses:

Miscellaneous expenses of running the Fund, including such things as transfer agency, registration, custody, auditing and legal fees.
--------------------------------------------------------------------------------

Example

This example is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses (including the management fee) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


            1 Year        3 Years        5 Years      10 Years
            ------        -------        -------      --------
Class I      $98           $306            $531        $1,178

SMALL-CAP VALUE FUND

INVESTMENT OBJECTIVE

The Fund's investment objective is long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The Fund uses the following principal investment strategies to pursue its investment objective:


The Fund generally invests at least 80% of its net assets in the common stocks of "value" companies with small market capitalization (up to $2 billion) at the time of purchase by the Fund.


The Fund uses a bottom-up stock selection approach. This means that the investment manager concentrates on individual company fundamentals, rather than on a particular industry. In selecting investments, the investment manager seeks to identify value companies that it believes display one or more of the following:

--------------------------------------------------------------------------------
Value Companies:

Those companies believed by the investment manager to be undervalued, either historically, by the market, or by their peers.
--------------------------------------------------------------------------------

o    A low price-to-earnings and/or low price-to-book ratio

o    Positive change in senior management

o    Positive corporate restructuring

o    Temporary setback in price due to factors that no longer exist

The Fund generally holds a small number of securities because the investment manager believes doing so allows it to adhere to its disciplined value investment approach. The investment manager maintains close contact with the management of each company in which the Fund invests and continually monitors Fund holdings, remaining sensitive to overvaluation and deteriorating fundamentals.

The Fund generally sells a stock if the investment manager believes it has become fully valued, its fundamentals have deteriorated, or ongoing evaluation reveals that there are more attractive investment opportunities available.


Although the Fund invests primarily in common stocks of domestic issuers, it may also invest in other equity-related securities of domestic issuers, including preferred stock, stock convertible into or exchangeable for such securities, and common stock purchase rights and warrants. The Fund may also invest in American Depositary Receipts (ADRs). ADRs are publicly traded instruments generally issued by domestic banks or trust companies that represent a security of a foreign issuer. ADRs are quoted and settled in US dollars. The Fund uses the same criteria in evaluating these securities as it does for common stocks.


The Fund may invest up to 15% of its net assets in illiquid securities (i.e., securities that cannot be readily sold) and may invest up to 10% of its total assets directly in foreign securities. The limit on foreign securities does not include ADRs, or commercial paper and certificates of deposit issued by foreign banks. The Fund may also purchase put options in an attempt to hedge against a decline in the price of securities it holds in its portfolio. A put option gives the Fund the right to sell an underlying security at a particular price during a fixed period. The Fund generally does not invest a significant amount of its assets, if any, in illiquid securities, foreign securities, or put options.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with its principal strategies in seeking to minimize extreme volatility caused by adverse market, economic, or other conditions. This could prevent the Fund from achieving its objective.

The Fund's investment objective may be changed only with shareholder approval. The principal investment strategies may be changed without shareholder approval. Any changes to these strategies, however, must be approved by the Fund's Board of Directors.

The Fund's Board of Directors may change the parameters by which small market capitalization is defined if it concludes such a change is appropriate.

There is no guarantee that the Fund will achieve its objective.

SMALL-CAP VALUE FUND

PRINCIPAL RISKS

Stock prices fluctuate. Therefore, as with any fund that invests in stocks, the Fund's net asset value will fluctuate, especially in the short term. You may experience a decline in the value of your investment and you could lose money if you sell your shares at a price lower than you paid for them.


Investments in smaller companies typically involve greater risks than investments in larger companies. Small company stocks, as a whole, may experience larger price fluctuations than large company stocks or other types of investments. Some small companies may have shorter operating histories, less experienced management and limited product lines, markets, and financial or managerial resources.


The Fund holds a small number of securities. Consequently, if one or more of the securities held in its portfolio declines in value or underperforms relative to the market, it may have a greater impact on the Fund's performance than if the Fund held a larger number of securities. The Fund may experience more volatility, especially over the short term, than a fund with a greater number of holdings.


The Fund may not invest more than 25% of its total assets in securities of companies in any one industry. However, the Fund may invest a substantial percentage of its assets in certain industries believed to offer good investment opportunities. If an industry in which the Fund is invested falls out of favor, the Fund's performance may be negatively affected. This effect may be heightened because the Fund holds a smaller number of securities.


The Fund's performance may be affected by the broad investment environment in the US or international securities markets, which is influenced by, among other things, interest rates, inflation, politics, fiscal policy, and current events.

Foreign securities, illiquid securities, or options in the Fund's portfolio involve higher risk and may subject the Fund to higher price volatility. Investing in securities of foreign issuers involves risks not associated with US investments, including currency fluctuations, local withholding and other taxes, different financial reporting practices and regulatory standards, high costs of trading, changes in political conditions, expropriation, investment and repatriation restrictions, and settlement and custody risks.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

SMALL-CAP VALUE FUND

PAST PERFORMANCE


Only Class I shares are offered by this Prospectus. Because Class I shares do not yet have annual returns for a full calendar year, the information presented below is for Class A shares, which are not offered by this Prospectus, but which would have substantially similar annual returns to Class I shares because the assets are invested in the same portfolio of securities. The annual returns of the two Classes would differ only to the extent that the Classes do not have the same fees and expenses.


The information below provides some indication of the risks of investing in the Fund by showing how the performance of Class A shares has varied year to year, as well as how the performance of Class A shares compares to one widely-used measure of small company stock performance and one measure of performance of mutual funds with investment objectives similar to the Fund. It is designed to assist you in comparing the returns of the Fund with the returns of other mutual funds. How the Fund has performed in the past, however, is not necessarily an indication of how the Fund will perform in the future.

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table below the chart do reflect the effect of the applicable sales charges. Class I shares are not subject to any sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested.

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                          Class A Annual Total Returns


                             1998           (18.81)%
                             1999             1.00%
                             2000            26.55%
                             2001            16.18%


              Best quarter return:  23.70% - quarter ended 6/30/99.
             Worst quarter return: -24.76% - quarter ended 9/30/98.

--------------------------------------------------------------------------------
              Average Annual Total Returns - Periods Ended 12/31/01

                                         ONE YEAR        SINCE INCEPTION 4/25/97
                                         --------        -----------------------
Class A                                     10.66%                10.03%
Russell 2000 Value Index                    14.03                 12.19(1)
Lipper Small Cap Funds Average              16.39                 12.27(1)

The Russell 2000 Value Index and the Lipper Small Cap Funds Average (Lipper Average) are unmanaged benchmarks that assume the reinvestment of dividends and/or capital gain distributions. The Lipper Average excludes the effect of sales charges and the Russell 2000 Value Index excludes the effect of fees and sales charges. The Russell 2000 Value Index measures the performance of small-cap value stocks. The Lipper Average measures the performance of mutual funds with investment objectives similar to the Fund.


(1) From April 30, 1997.
--------------------------------------------------------------------------------

SMALL-CAP VALUE FUND

FEES AND EXPENSES

The table below summarizes the fees and expenses that you may pay as a shareholder of the Fund. Annual fund operating expenses are deducted from Fund assets and are therefore paid indirectly by you and other shareholders of the Fund.

Shareholder Fees
----------------

Maximum Sales Charge (Load) on Purchases ...............................    none
Maximum Contingent Deferred Sales Charge (Load) (CDSC) on Redemptions ..    none

Annual Fund Operating Expenses
------------------------------
(as a percentage of average net assets)


Management Fees ........................................................   1.00%
Distribution and/or Service (12b-1) Fees ...............................   none
Other Expenses(1) ......................................................   0.16%
                                                                           ----
Total Annual Fund Operating Expenses ...................................   1.16%
                                                                           ====

(1) Class I shares commenced operations on November 30, 2001. Other expenses are based on estimated expenses for the current fiscal year.


--------------------------------------------------------------------------------
Management Fees:

Fees paid out of Fund assets to the investment manager to compensate it for managing the Fund.

Other Expenses:

Miscellaneous expenses of running the Fund, including such things as transfer agency, registration, custody, auditing and legal fees.
--------------------------------------------------------------------------------

Example

This example is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses (including the management fee) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


            1 Year        3 Years        5 Years      10 Years
            ------        -------        -------      --------
Class I      $118          $368           $638         $1,409

MANAGEMENT

The Board of Directors provides broad supervision over the affairs of each Fund.

J. & W. Seligman & Co. Incorporated (Seligman), 100 Park Avenue, New York, New York 10017, is the manager of each Fund. Seligman manages the investment of each Fund's assets, including making purchases and sales of portfolio securities consistent with each Fund's investment objective and strategies, and administers each Fund's business and other affairs.


Established in 1864, Seligman currently serves as manager to 23 US registered investment companies, which offer 60 investment portfolios with approximately $17.0 billion in assets as of March 31, 2002. Seligman also provides investment management or advice to institutional or other accounts having an aggregate value at March 31, 2002, of approximately $10.1 billion.

Each Fund pays Seligman management a fee for its services. The management fee is based on a percentage of each Fund's average daily net assets. For the year ended December 31, 2001, the management fee paid by the Large-Cap Value Fund to Seligman was equal to an annual rate of 0.80% of the Fund's average daily net assets. For the same period, the management fee paid by the Small-Cap Value Fund to Seligman was equal to an annual rate of 1.00% of the Fund's average daily net assets.


--------------------------------------------------------------------------------
Affiliates of Seligman:

Seligman Advisors, Inc.:

The Funds' general distributor; responsible for accepting orders for purchases and sales of Fund shares.

Seligman Services, Inc.:

A limited purpose broker/dealer; acts as the broker/dealer of record for shareholder accounts that do not have a designated broker or financial advisor.

Seligman Data Corp. (SDC):

The Funds' shareholder service agent; provides shareholder account services to the Funds at cost.
--------------------------------------------------------------------------------

Portfolio Management


The Funds are managed by Seligman's Value Team, headed by Mr. Neil T. Eigen. Mr. Eigen, a Managing Director of Seligman, is Vice President of Seligman Value Fund Series, Inc. and has been Portfolio Manager of each Fund since their inception. Mr. Eigen is also Vice President of Seligman Portfolios, Inc., and Portfolio Manager of its Seligman Large-Cap Value Portfolio and Seligman Small-Cap Value Portfolio. Prior to joining Seligman, Mr. Eigen served as Senior Managing Director, Chief Investment Officer and Director of Equity Investing at Bear Stearns Asset Management from January 1990 to January 1997.


Mr. Richard S. Rosen, a Managing Director of Seligman, is Co-Portfolio Manager of each Fund. Mr. Rosen is also Co-Portfolio Manager of Seligman Large-Cap Value Portfolio and Seligman Small-Cap Value Portfolio, two portfolios of Seligman Portfolios, Inc. Prior to joining Seligman, Mr. Rosen served as a Managing Director and Portfolio Manager at Bear Stearns Asset Management.

Shareholder Information

Each Fund offers five Classes of shares. Only Class I shares are offered by this Prospectus. The Fund's Board of Directors believes that no conflict of interest currently exists among the Fund's Classes of shares. On an ongoing basis, the Directors, in the exercise of their fiduciary duties under the Investment Company Act of 1940 and applicable state law, will seek to ensure that no such conflict arises.

PRICING OF FUND SHARES

When you buy or sell shares of a Fund, you do so at the applicable Class's net asset value (NAV) next calculated after Seligman Advisors receives your request in good order. Purchase or sale orders received by Seligman Advisors before the close of regular trading on the New York Stock Exchange (NYSE) (normally 4:00 p.m. Eastern time) on the same day will be executed at the Class's NAV calculated as of the close of regular trading on the NYSE on that day. If your purchase and sale orders are handled by an authorized dealer or financial advisor, then purchase or sale orders received by an authorized dealer or your financial advisor by the close of regular trading on the NYSE and received in good order by Seligman Advisors before the close of business (5:00 p.m. Eastern time) on the same day will be executed at the Class's NAV calculated as of the close of regular trading of the NYSE on that day. However, Seligman Advisors may reject any request to purchase shares under the circumstances discussed later in this Prospectus in "Important Policies That May Affect Your Account." You or an authorized dealer or your financial advisor is responsible for forwarding your order to Seligman Advisors before the close of business. Class I shares are not subject to any initial or contingent sales charges or distribution expenses.

--------------------------------------------------------------------------------
NAV:

Computed separately for each Class by dividing that Class's share of the net assets of the Fund (i.e., its assets less liabilities) by the total number of outstanding shares of the Class.
--------------------------------------------------------------------------------

If your buy or sell order is received by an authorized dealer or your financial advisor after the close of regular trading on the NYSE, or is accepted by Seligman Advisors after the close of business, the order will be executed at the Class's NAV calculated as of the close of regular trading on the next NYSE trading day. When you sell shares, you receive the Class's per share NAV.

The NAV of each Fund's shares is determined each day, Monday through Friday, on days that the NYSE is open for trading.

Securities owned by the Funds are valued at current market prices. If reliable market prices are unavailable, securities are valued in accordance with procedures approved by the Funds' Board of Directors.

HOW TO BUY FUND SHARES


Class I shares are not subject to any initial or contingent sales charges or distribution expenses. This Class, however, is only offered to certain types of investors. Class I shares may be purchased only by a "qualified tuition program" (within the meaning of Section 529 of the Internal Revenue Code) approved by Seligman Advisors and certain qualified employee benefit plans offered to employees of Seligman and its affiliates.


To make your initial investment in a Fund, an account must be established by SDC.

HOW TO EXCHANGE SHARES AMONG THE SELIGMAN MUTUAL FUNDS

You may sell Fund shares to buy shares of the same Class of another Seligman mutual fund, or you may sell shares of another Seligman mutual fund to buy Fund shares. Class I shares may not be offered by every Seligman mutual fund. Please consult the relevant fund's current Prospectus to determine if it offers Class I shares. Exchanges will be made at each fund's respective NAV. Exchanges generally must be requested in writing and received by Seligman Advisors by 4:00 p.m. Eastern time to receive that day's NAV.

HOW TO SELL SHARES

Generally, institutional shareholders must send written instructions to SDC to sell Fund shares. SDC will send proceeds from a sale by means agreed on between each institutional shareholder and SDC. Sales handled by an authorized dealer or financial advisor generally must follow the same procedure. The Fund does not charge any fees and expenses for a sale handled by an authorized dealer or financial advisor, but the dealer or financial advisor may charge a service fee. SDC may require additional documents to sell Fund shares. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.

IMPORTANT POLICIES THAT MAY AFFECT YOUR ACCOUNT

Each Fund reserves the right to:

     o Refuse an exchange request or a purchase request when there appears to be evidence of a pattern of frequent purchases and sales made in response to short-term considerations;


     o    Refuse any request to buy shares of a Fund;

     o    Reject any request received by telephone;


     o Close your account if it does not have a certified taxpayer identification number.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

Each Fund generally pays any dividends from its net investment income and distributes net capital gains realized on investments annually. It is expected that each Fund's distributions will be primarily capital gains.

--------------------------------------------------------------------------------
Dividend:

A payment by a mutual fund, usually derived from the fund's net investment income (dividends and interest earned on portfolio securities less expenses).

Capital Gain Distribution:

A payment to mutual fund shareholders which represents profits realized on the sale of securities in a fund's portfolio.

Ex-dividend Date:

The day on which any declared distributions (dividends or capital gains) are deducted from a fund's assets before it calculates its NAV.
--------------------------------------------------------------------------------


Institutional shareholders such as tax-deferred retirement plans and qualified tuition programs generally will have dividend and capital gain distributions reinvested in additional Fund shares. Other institutional shareholders may elect to:


(1) reinvest both dividends and capital gain distributions;

(2) receive dividends in cash and reinvest capital gain distributions; or

(3) receive both dividends and capital gain distributions in cash.


If you want to change your election, you may write to SDC at the address listed on the back cover of this Prospectus or, an authorized dealer or financial advisor may call SDC. Your request must be received by SDC before the record date to be effective for that dividend or capital gain distribution.


Cash dividends and capital gain distributions that are not reinvested will be sent by means agreed on between SDC and each institutional shareholder. Such distributions can be sent by check, by wire transfer or directly deposited into a predesignated bank account, generally within 3-4 business days from the payable date.

Dividends and capital gain distributions are reinvested to buy additional Fund shares on the payable date using the NAV of the ex-dividend date.

TAXES


The tax treatment of dividends and capital gain distributions is the same whether you take them in cash or reinvest them to buy additional Fund shares. Tax-deferred retirement plans and qualified tuition programs are not taxed currently on dividends or capital gain distributions or on exchanges.


Dividends paid by a Fund are taxable to you as ordinary income. You may be taxed at different rates on capital gains distributed by a Fund depending on the length of time that Fund holds its assets.

When you sell Fund shares, any gain or loss you realize will generally be treated as a long-term capital gain or loss if you held your shares for more than one year, or as a short-term capital gain or loss if you held your shares for one year or less. However, if you sell Fund shares on which a long-term capital gain distribution has been received and you held the shares for six months or less, any loss you realize will be treated as a long-term capital loss to the extent that it offsets the long-term capital gain distribution.

An exchange of Fund shares is a sale and may result in a gain or loss for federal income tax purposes. Each January, you will be sent information on the tax status of any distributions made during the previous calendar year. Because each shareholder's situation is unique, you should always consult your tax advisor concerning the effect income taxes may have on your individual investment.

THE SELIGMAN MUTUAL FUNDS

EQUITY

SPECIALTY
--------------------------------------------------------------------------------

Seligman Communications and Information Fund+

Seeks capital appreciation by investing in companies operating in all aspects of the communications, information, and related industries.

Seligman Emerging Markets Fund+

Seeks long-term capital appreciation by investing primarily in equity securities of companies in emerging markets.


Seligman Global Technology Fund


Seeks long-term capital appreciation by investing primarily in global securities (US and non-US) of companies in the technology and technology-related industries.

SMALL COMPANY
--------------------------------------------------------------------------------

Seligman Frontier Fund+

Seeks growth of capital by investing primarily in small company growth stocks.

Seligman Global Smaller Companies Fund+

Seeks long-term capital appreciation by investing in securities of smaller companies around the world, including the US.

Seligman Small-Cap Value Fund+

Seeks long-term capital appreciation by investing in equities of small companies, deemed to be "value" companies by the investment manager.

MEDIUM COMPANY
--------------------------------------------------------------------------------

Seligman Capital Fund+

Seeks capital appreciation by investing in the common stocks of companies with significant potential for growth.

LARGE COMPANY
--------------------------------------------------------------------------------

Seligman Common Stock Fund+

Seeks favorable, but not the highest, current income and long-term growth of both income and capital, without exposing capital to undue risk.

Seligman Growth Fund+

Seeks long-term growth of capital value and an increase in future income.

Seligman Global Growth Fund+

Seeks capital appreciation by investing primarily in equity securities of companies that have the potential to benefit from global economic or social trends.

Seligman International Growth Fund+


Seeks long-term capital appreciation by investing in securities of medium-sized to large companies, primarily in the developed markets outside the US.


Seligman Large-Cap Value Fund+

Seeks long-term capital appreciation by investing in equities of large companies, deemed to be "value" companies by the investment manager.

TAX AWARE
--------------------------------------------------------------------------------


Seligman Tax-Aware Fund


Seeks long-term capital appreciation consistent with maximizing after-tax returns.

BALANCED
--------------------------------------------------------------------------------

Seligman Income Fund

Seeks high current income and improvement in capital value over the long term, consistent with prudent risk of capital.

FIXED-INCOME

INCOME
--------------------------------------------------------------------------------

Seligman High-Yield Bond Series+

Seeks to maximize current income by investing in a diversified portfolio of high-yielding, high-risk corporate bonds, commonly referred to as "junk bonds."


Seligman Investment Grade Fixed Income Fund+


Seeks to produce a high level of current income consistent with prudent exposure to risk. Capital appreciation is a secondary objective.

Seligman U.S. Government Securities Series

Seeks high current income primarily by investing in a diversified portfolio of securities guaranteed by the US government, its agencies, or instrumentalities, which have maturities greater than one year.

MUNICIPAL
--------------------------------------------------------------------------------

Seligman Municipal Funds:

National Fund

Seeks maximum income, exempt from regular federal income taxes.

State-specific funds:*

Seek to maximize income exempt from regular federal income taxes and from regular income taxes in the designated state.

California                Louisiana                   New Jersey
  o  High-Yield           Maryland                    New York
  o  Quality              Massachusetts               North Carolina
Colorado                  Michigan                    Ohio
Florida                   Minnesota                   Oregon
Georgia                   Missouri                    Pennsylvania
                                                      South Carolina

* A small portion of income may be subject to state and local taxes.

MONEY MARKET
--------------------------------------------------------------------------------

Seligman Cash Management Fund+


Seeks to preserve capital and to maximize liquidity and current income, by investing only in high-quality money market securities having a maturity of 90 days or less. The fund seeks to maintain a constant net asset value of $1.00 per share.

ASSET ALLOCATION

Seligman Time Horizon/Harvester Series, Inc. is an asset-allocation type mutual fund. It offers four different asset allocation funds that pursue their investment objectives by allocating their assets among other mutual funds in the Seligman Group.

Seligman Time Horizon 30 Fund

Seeks long-term capital appreciation by creating a portfolio of mutual funds that invests in aggressive growth-oriented domestic and international equity securities weighted toward small- and medium-capitalization companies. Seligman Time Horizon 20 Fund Seeks long-term capital appreciation by creating a portfolio of mutual funds that invests in growth-oriented domestic and international equity securities, with a more even weighting among small-, medium- and large-capitalization companies than Seligman Time Horizon 30 Fund.

Seligman Time Horizon 10 Fund

Seeks capital appreciation by creating a portfolio of mutual funds that invests in small-, medium- and large-capitalization domestic and international equity securities as well as domestic fixed-income securities.

Seligman Harvester Fund

Seeks capital appreciation and preservation of capital with current income and growth of income by creating a portfolio of mutual funds that invests in medium- and large-capitalization domestic and international equity securities supplemented by a larger allocation of fixed-income securities and cash than Seligman Time Horizon 10 Fund.


----------
+ Offers Class I shares.

Financial Highlights

LARGE-CAP VALUE FUND


The table below is intended to help you understand the financial performance of the Fund's Class I shares since inception. Certain information reflects financial results for a single share of Class I shares held throughout the period shown. "Total return" shows the rate that you would have earned (or lost) on an investment in the Fund, assuming you reinvested all your dividends and capital gain distributions. Total return does not reflect any sales charges and is not annualized. Deloitte & Touche LLP, independent auditors, have audited this information. Their report, along with the Fund's financial statements, is included in the Fund's Annual Report, which is available upon request.

                                                                     CLASS I
                                                                     -------
                                                                    11/30/01**
                                                                       to
                                                                     12/31/01
                                                                     -------

Per Share Data:*
Net asset value, beginning of period ............................    $ 10.80
                                                                     -------
Income from investment operations:
  Net investment income (loss) ..................................       0.01
  Net gains or losses on securities (both realized and
    unrealized) .................................................       0.11
                                                                     -------
Total from investment operations ................................       0.12
                                                                     -------
Less distributions:
  Dividends from net investment income ..........................         --
  Distributions from capital gains ..............................      (0.06)
                                                                     -------
Total distributions .............................................      (0.06)
                                                                     -------
Net asset value, end of period ..................................    $ 10.86
                                                                     =======
Total Return:                                                           1.13%
Ratios/Supplemental Data:
Net assets, end of period (in thousands) ........................    $   118
Ratio of expenses to average net assets .........................       1.04%+
Ratio of net investment income (loss) to average net assets .....       1.19%+
Portfolio turnover rate .........................................      17.57%++
Without expense reimbursement:***
  Ratio of expenses to average net assets .......................       1.76%+
  Ratio of net investment income (loss) to average net assets ...       0.48%+


----------
See footnotes on page 16.

SMALL-CAP VALUE FUND


The table below is intended to help you understand the financial performance of the Fund's Class I shares since inception. Certain information reflects financial results for a single share of Class I shares held throughout the period shown. "Total return" shows the rate that you would have earned (or lost) on an investment in the Fund, assuming you reinvested all your dividends and capital gain distributions. Total return does not reflect any sales charges and is not annualized. Deloitte & Touche LLP, independent auditors, have audited this information. Their report, along with the Fund's financial statements, is included in the Fund's Annual Report, which is available upon request.

                                                                   CLASS I
                                                                   -------
                                                                  11/30/01**
                                                                     to
                                                                  12/31/01
                                                                   -------
Per Share Data:*
Net asset value, beginning of period ..........................    $ 10.88
                                                                   -------
Income from investment operations:
  Net investment income (loss) ................................         --
  Net gains or losses on securities (both realized and
     unrealized) ..............................................       0.75
                                                                   -------
Total from investment operations ..............................       0.75
                                                                   -------
Less distributions:
  Dividends from net investment income ........................         --
  Distributions from capital gains ............................         --
                                                                   -------
Total distributions ...........................................         --
                                                                   -------
Net asset value, end of period ................................    $ 11.63
                                                                   =======
Total Return:                                                         6.89%
Ratios/Supplemental Data:
Net assets, end of period (in thousands) ......................    $   110
Ratio of expenses to average net assets .......................       1.22%+
Ratio of net investment income (loss) to average net assets ...      (0.75)%+
Portfolio turnover rate .......................................      38.37%++
Without expense reimbursement:***
  Ratio expenses to average net assets ........................       1.93%+
  Ratio of net investment income (loss) average net assets ....      (1.46)+

----------

*    Per share amounts are calculated based on average shares outstanding.

**   Commencement of offering of shares.





***  Seligman, at its discretion, reimbursed certain expenses of Class I shares.

+    Annualized.

++   For the year ended December 31, 2001.

How to Contact Us

The Funds                    Write:      Corporate Communications/
                                         Investor Relations Department
                                         J. & W. Seligman & Co. Incorporated
                                         100 Park Avenue, New York, NY 10017

                             Phone:      Toll-Free (800) 221-7844 in the US or
                                         (212) 850-1864 outside the US

                             Website:    http://www.seligman.com

Your Regular
(Non-Retirement)
Account                      Write:      Shareholder Services Department
                                         Seligman Data Corp.
                                         100 Park Avenue, New York, NY 10017

                             Phone:      Toll-Free (800) 221-2450 in the US or
                                         (212) 682-7600 outside the US

                             Website:    http://www.seligman.com

Your Retirement Account      Write:      Retirement Plan Services
                                         Seligman Data Corp.
                                         100 Park Avenue, New York, NY 10017

                             Phone:      Toll-Free (800) 445-1777

              ------------------------------------------------------------------
              24-hour automated telephone access is available by calling (800) 622-4597 on a touchtone telephone. You will have instant access to price, yield, account balance, most recent transactions, and other information. Alternatively, you may access our website at http://www.seligman.com.
              ------------------------------------------------------------------

For More Information

--------------------------------------------------------------------------------
     The following information is available without charge upon request: Call toll-free (800) 221-2450 in the US or (212) 682-7600 outside the US. You may also call these numbers to request other information about the Funds or to make shareholder inquiries.

     Statement of Additional Information (SAI) contains additional information about the Funds. It is on file with the Securities and Exchange Commission, or SEC, and is incorporated by reference into (is legally part of) this Prospectus.

     Annual/Semi-Annual Reports contain additional information about each Fund's investments. In the Funds' Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

     This Prospectus is intended for use in connection with certain tax-deferred investment programs.
--------------------------------------------------------------------------------

                             SELIGMAN ADVISORS, INC.
                                 an affiliate of

                                     [LOGO]

                             J. & W. SELIGMAN & CO.
                                  INCORPORATED

                                ESTABLISHED 1864

                       100 Park Avenue, New York, NY 10017

Information about the Funds, including the SAI, can be viewed and copied at the SEC's Public Reference Room in Washington, DC. For more information about the operation of the Public Reference Room, call (202) 942-8090. The SAI, Annual/Semi-Annual reports and other information about the Funds are also available on the EDGAR Database on the SEC's internet site: http://www.sec.gov.

Copies of this information may also be obtained, upon payment of a duplication fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102.

SEC FILE NUMBER: 811-08031

                        SELIGMAN VALUE FUND SERIES, INC.

                          Seligman Large-Cap Value Fund
                          Seligman Small-Cap Value Fund

                       Statement of Additional Information


                                   May 1, 2002


                                 100 Park Avenue
                            New York, New York 10017
                                 (212) 850-1864
                       Toll Free Telephone: (800) 221-2450
      For Retirement Plan Information - Toll-Free Telephone: (800) 445-1777



This Statement of Additional Information (SAI) expands upon and supplements the information contained in the current Prospectus, dated May 1, 2002, offering Class A shares, Class B shares, Class C shares and Class D shares, and the current Prospectus dated May 1, 2002, offering Class I shares (together, the Prospectuses) which cover Seligman Large-Cap Value Fund and Seligman Small-Cap Value Fund (individually, a Fund), each a separate fund of Seligman Value Fund Series, Inc. (the Series). This SAI, although not in itself a Prospectus, is incorporated by reference into the Prospectuses in its entirety. It should be read in conjunction with the Prospectuses, which you may obtain by writing or calling the Series at the above address or telephone numbers.

The financial statements and notes included in each Fund's Annual Report, and the Independent Auditors' Report thereon, are incorporated herein by reference. The Annual Report will be furnished to you without charge if you request a copy of this SAI.


                                Table of Contents


     Series History....................................................   2
     Description of the Series and its Investments and Risks...........   2
     Management of the Series..........................................   5
     Control Persons and Principal Holders of Securities...............  11
     Investment Advisory and Other Services............................  12
     Brokerage Allocation and Other Practices..........................  18
     Capital Stock and Other Securities ...............................  19
     Purchase, Redemption, and Pricing of Shares.......................  19
     Taxation of the Series............................................  25
     Underwriters......................................................  26
     Calculation of Performance Data ..................................  27
     Financial Statements..............................................  31
     General Information...............................................  31
     Appendix A .......................................................  32
     Appendix B .......................................................  34


EQVA1

                                 Series History

Seligman Value Fund Series, Inc. was incorporated under the laws of the state of Maryland on January 27, 1997.

             Description of the Series and its Investments and Risks

Classification


Seligman Value Fund Series, Inc. is a diversified open-end management investment company, or mutual fund, which consists of two separate funds: Seligman Large-Cap Value Fund and Seligman Small-Cap Value Fund.


Investment Strategies and Risks

The following information regarding each Fund's investments and risks supplements the information contained in the Prospectuses.

Derivatives. Each Fund may invest in financial instruments commonly known as "derivatives" only for hedging or investment purposes. Each Fund will not invest in derivatives for speculative purposes, which means where the derivative investment exposes the Fund to undue risk of loss, such as where the risk of loss is greater than the cost of the investment.

A derivative is generally defined as an instrument whose value is derived from, or based upon, some underlying index, reference rate (e.g., interest rates or currency exchange rates), security, commodity or other asset. Each Fund will not invest in a specific type of derivative without prior approval from the Series' Board of Directors, after consideration of, among other things, how the derivative instrument serves the Fund's investment objective, and the risks associated with the investment. The only types of derivatives in which each Fund is currently permitted to invest are stock purchase rights and warrants and put options, as more fully described below.

Put Options. Each Fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Each Fund will not purchase options for speculative purposes. Purchasing a put option gives a Fund the right to sell, and obligates the writer to buy, the underlying security at the exercise price at any time during the option period.

When a Fund purchases an option, it is required to pay a premium to the party writing the option and a commission to the broker selling the option. If the option is exercised by the Fund, the premium and the commission paid may be greater than the amount of the brokerage commission charged if the security were to be purchased or sold directly.

A put option provides hedge protection during its existence since a Fund, as holder of the put option, can sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. In order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, a Fund will reduce any profit it might otherwise have realized in the underlying security by the premium paid for the put option and by transaction costs.

Because a purchased put option gives the purchaser a right and not an obligation, the purchaser is not required to exercise the option. If the underlying position incurs a gain, a Fund would let the put option expire resulting in a reduced profit on the underlying security equal to the cost of the put option. The cost of the put option is limited to the premium plus commission paid. Each Fund's maximum financial exposure will be limited to these costs.

Each Fund may purchase options listed on public exchanges as well as over-the-counter. Options listed on an exchange are generally considered very liquid. OTC options are considered less liquid, and therefore, will only be considered where there is not a comparable listed option. Because options will be used solely for hedging, and due to their relatively low cost and short duration, liquidity is not a significant concern.

Put options on securities may not be available to a Fund on reasonable terms in many situations and a Fund may frequently choose not to purchase options even when they are available. Each Fund's ability to engage in option transactions may be limited by tax considerations.

Rights and Warrants. Each Fund may invest in common stock rights and warrants believed by the investment manager to provide capital appreciation opportunities. Each Fund may not invest in rights and warrants if, at the time of acquisition by the Fund, the investment in rights and warrants would exceed 5% of such Fund's net assets, valued at the lower of cost or market.

Fixed-Income Securities. Each Fund may invest in fixed-income securities that are not required to be rated by a recognized rating agency. As a matter of policy, each Fund will invest only in "investment grade" debt securities or, in the case of unrated securities, debt securities that are, in the opinion of the investment manager, of equivalent quality to "investment grade" securities. Investment grade debt securities are rated within the four highest rating categories as determined by Moody's Investors Service (Moody's) or Standard & Poor's Ratings Services (S&P). A description of the debt securities ratings appears in Appendix A.

Foreign Securities. Each Fund may invest in commercial paper and certificates of deposit issued by foreign banks and may invest either directly or through American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), or Global Depositary Receipts (GDRs) (collectively, Depositary Receipts) in other securities of foreign issuers. Foreign investments may be affected favorably or unfavorably by changes in currency rates and exchange control regulations. There may be less information available about a foreign company than about a US company and foreign companies may not be subject to reporting standards and requirements comparable to those applicable to US companies. Foreign securities may not be as liquid as US securities and there may be delays and risks attendant in local settlement procedures. Securities of foreign companies may involve greater market risk than securities of US companies, and foreign brokerage commissions and custody fees are generally higher than those in the United States. Investments in foreign securities may also be subject to local economic or political risks, political instability, the possible nationalization of issuers and the risk of expropriation or restrictions on the repatriation of proceeds of sale. In addition, foreign investments may be subject to withholding and other taxes.

Depositary Receipts are instruments generally issued by domestic banks or trust companies that represent the deposits of a security of a foreign issuer. ADRs, which are traded in dollars on US Exchanges or over-the-counter, are issued by domestic banks and evidence ownership of securities issued by foreign corporations. EDRs are typically traded in Europe. GDRs are typically traded in both Europe and the United States. Depositary Receipts may be issued under sponsored or unsponsored programs. In sponsored programs, the issuer has made arrangements to have its securities traded in the form of a Depositary Receipt. In unsponsored programs, the issuers may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored Depositary Receipt programs are generally similar, the issuers of securities represented by unsponsored Depositary Receipts are not obligated to disclose material information in the United States, and therefore, the import of such information may not be reflected in the market value of such receipts. Each Fund may invest up to 10% of its total assets in foreign securities that it holds directly, but this 10% limit does not apply to foreign securities held through Depositary Receipts which are traded in the United States or to commercial paper and certificates of deposit issued by foreign banks.

Illiquid Securities. Each Fund may invest up to 15% of its net assets in illiquid securities, including restricted securities (i.e., securities not readily marketable without registration under the Securities Act of 1933 (the 1933 Act)) and other securities that are not readily marketable. Each Fund does not currently expect to invest more than 5% of its assets in such securities. Each Fund may purchase restricted securities that may be offered and sold only to "qualified institutional buyers" under Rule 144A of the 1933 Act, and the investment manager, acting pursuant to procedures approved by the Series' Board of Directors, may determine, when appropriate, that specific Rule 144A securities are liquid and not subject to the 15% limitation on illiquid securities. Should this determination be made, the investment manager, acting pursuant to such procedures, will carefully monitor the security (focusing on such factors, among others, as trading activity and availability of information) to determine that the Rule 144A security continues to be liquid. It is not possible to predict with assurance exactly how the market for Rule 144A securities will further evolve. This investment practice could have the effect of increasing the level of illiquidity in a Fund, if and to the extent that, qualified institutional buyers become for a time uninterested in purchasing Rule 144A securities.

Repurchase Agreements. Each Fund may enter into repurchase agreements with commercial banks and with broker/dealers to invest cash for the short-term. A repurchase agreement is an agreement under which a Fund acquires a money market instrument, generally a US Government obligation qualified for purchase by a Fund, subject to resale at an agreed upon price and date. Such resale price reflects an agreed upon interest rate effective for the period of time the instrument is held by the Fund and is unrelated to the interest rate on the instrument. Each Fund's repurchase agreements will at all times be fully collateralized, and the Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of its custodian. Repurchase agreements could involve certain risks in the event of bankruptcy or other default by the seller, including possible delays and expenses in liquidating the securities underlying the agreement, decline in value of the underlying securities and loss of interest. Repurchase agreements usually are for short periods, such as one week or less, but may be for longer periods. However, as a matter of fundamental policy, each Fund will not enter into repurchase agreements of more than one week's duration if more than 10% of its net assets would be so invested.

Borrowing. Each Fund from time to time may borrow money only from banks and only for temporary, extraordinary or emergency purposes in an amount up to 15% of its total assets at prevailing interest rates and invest the funds in additional securities. Each Fund may pledge its assets only to the extent necessary to effect permitted borrowings on a secured basis. Each Fund's borrowings are limited so that immediately after such borrowing the value of the Fund's assets (including borrowings) less its liabilities (not including borrowings) is at least three times the amount of the borrowings. Should a Fund, for any reason, have borrowings that do not meet the above test, then within three business days, such Fund must reduce such borrowings so as to meet the foregoing test. Under these circumstances, a Fund may have to liquidate portfolio securities at a time when it is disadvantageous to do so. Gains made with additional funds borrowed will generally cause the net asset value of a Fund's shares to rise faster than could be the case without borrowings. Conversely, if investment results fail to cover the cost of borrowings, the net asset value of a Fund could decrease faster than if there had been no borrowings.

Except as otherwise specifically noted above, the Funds' investment strategies are not fundamental and the Board of Directors of the Series may change such policies without the vote of a Fund's shareholders.

Fund Policies

Each Fund is subject to fundamental policies that place restrictions on certain types of investments. Each Fund's policies cannot be changed except by vote of a majority of its outstanding voting securities. Under these policies, each Fund may not:

- Issue senior securities or borrow money, except for temporary or emergency purposes in an amount not to exceed 15% of the value of its total assets. A Fund will not purchase any securities while outstanding borrowings are greater than 5% of the value of its total assets;

- Mortgage or pledge any of its assets, except to the extent necessary to effect permitted borrowings on a secured basis;

- Make "short sales" of securities, or purchase securities on "margin," or write or purchase put or call options, except a Fund may purchase put options for hedging purposes as approved by the Series' Board of Directors and as described in the Prospectuses and herein;

- As to 75% of the value of its total assets, invest more than 5% of its total assets (taken at market) in securities of any one issuer, other than the US Government, its agencies or instrumentalities, buy more than 10% of the outstanding voting securities of any issuer, or invest to control or manage any company;

- Invest more than 25% of its total assets at market value in the securities of issuers of any one industry, except securities issued or guaranteed by the US Government, its agencies or instrumentalities;

- Purchase securities of open-end or closed-end investment companies, except as permitted by the Investment Company Act of 1940, as amended (1940 Act), and other applicable law or for the purpose of hedging the Series' obligations under its deferred compensation plan for directors;

- Purchase or hold any real estate, except each Fund may invest in securities secured by real estate or interests therein or issued by persons (including real estate investments trusts) which deal in real estate or interests therein;

- Purchase or hold the securities of any issuer (other than shares of the Fund), if to the Series' knowledge, those directors or officers of the Series individually own beneficially more than 0.5% of the outstanding securities of such issuer, together own beneficially more than 5% of such outstanding securities;

-    Purchase or sell commodities and commodity futures contracts;

- Underwrite securities of other issuers, except insofar as a Fund may be deemed an underwriter when purchasing or selling portfolio securities; or

- Make loans, except loans of portfolio securities and except to the extent the purchase of notes, bonds or other evidences of indebtedness, the entry into repurchase agreements or deposits with banks may be considered loans.

Each Fund may not change its investment objective without shareholder approval.

Under the Investment Company Act of 1940 (1940 Act), a "vote of a majority of the outstanding voting securities" of a Fund means the affirmative vote of the lesser of (l) more than 50% of the outstanding shares of the Fund; or (2) 67% or more of the shares present at a shareholders' meeting if more than 50% of the outstanding shares of the Fund are represented at the meeting in person or by proxy.

Each Fund also may not acquire any securities of a registered open-end investment company or a registered unit investment trust in reliance on subparagraph (F) or subparagraph (G) of Section 12(d)(1) of the 1940 Act. This policy is not fundamental.


Each Fund will provide shareholders with at least 60 days prior notice of any change in that Fund's "80%" investment policy as described in the Prospectus. Such notice will be provided in plain English in a separate written document and will contain the following prominent statement, in bold-face type: "Important Notice Regarding Change in Investment Policy". This prominent statement will also appear on the envelope in which the notice is delivered or, if the notice is delivered separately from other communications to shareholders, such statement will appear either on the notice or on the envelope in which the notice is delivered. This policy is not fundamental.


Temporary Defensive Position

In an attempt to respond to adverse market, economic, political, or other conditions, each Fund may invest up to 100% of its assets in cash or cash equivalents, including, but not limited to, prime commercial paper, bank certificates of deposit, bankers' acceptances, or repurchase agreements for such securities, and securities of the US Government and its agencies and instrumentalities, as well as cash and cash equivalents denominated in foreign currencies. Each Fund's investments in foreign cash equivalents will be limited to those that, in the opinion of the investment manager, equate generally to the standards established for US cash equivalents. Investments in bank obligations will be limited at the time of investment to the obligations of the 100 largest domestic banks in terms of assets which are subject to regulatory supervision by the US Government or state governments, and the obligations of the 100 largest foreign banks in terms of assets with branches or agencies in the United States.

Portfolio Turnover


Each Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the year by the monthly average of the value of the portfolio securities owned during the year. Securities whose maturity or expiration date at the time of acquisition were one year or less are excluded from the calculation. The portfolio turnover rate for the Large-Cap Value Fund for the years ended December 31, 2001 and 2000 were 17.57% and 45.79%, respectively. The portfolio turnover rates for the Small-Cap Value Fund for the years ended December 31, 2001 and 2000 were 38.37% and 40.65%, respectively.


                            Management of the Series

Board of Directors

The Board of Directors provides broad supervision over the affairs of the Series.

Management Information


Information with respect to Directors and officers of the Series is shown below. Unless otherwise indicated, their addresses are 100 Park Avenue, New York, NY 10017.

                             Term of                                                                  Number of          Other
                              Office                                                                  Portfolios      Directorships
                               and                                                                     in Fund      Held By Director
                             Length of                                                                 Complex       Not Disclosed
 Name, (Age), Position(s)      Time         Principal Occupation(s) During Past 5 Years and Other      Overseen     Under Principal
         With Fund            Served*                            Information                          by Director    Occupation(s)
------------------------------------------------------------------------------------------------------------------------------------
                                                           INDEPENDENT DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
John R. Galvin (72)        1997 to Date     Dean Emeritus, Fletcher School of Law and                      61             None
                                            Diplomacy at Tufts University; Director or Trustee
                                            of each of the investment companies of the
                                            Seligman Group of Funds**; Chairman Emeritus,
                                            American Council on Germany; Director, Raytheon
                                            Co., defense and commercial electronics, National
                                            Defense University and the Institute for Defense
                                            Analyses. Formerly, Director, USLIFE Corporation,
                                            life insurance; Governor of the Center for
                                            Creative Leadership; Ambassador, U.S. State
                                            Department for negotiations in Bosnia;
                                            Distinguished Policy Analyst at Ohio State
                                            University and Olin Distinguished Professor of
                                            National Security Studies at the United States
                                            Military Academy. From June 1987 to June 1992, he
                                            was the Supreme Allied Commander, Europe and the
                                            Commander-in-Chief, United States European
                                            Command.

Alice S. Ilchman (67)      1997 to Date     President Emeritus, Sarah Lawrence College;                   61              None
Director                                    Director or Trustee of each of the investment
                                            companies of the Seligman Group of Funds**;
                                            Director, Jeannette K. Watson Fellowship; Trustee,
                                            the Committee for Economic Development; Director,
                                            Public Broadcasting Service (PBS); and Court of
                                            Governors, London School of Economics. Formerly,
                                            Chairman, The Rockefeller Foundation, charitable
                                            foundation; Trustee, The Markle Foundation,
                                            philanthropic organization; and Director, New York
                                            Telephone Company and International Research and
                                            Exchange Board, intellectual exchanges.


Frank A. McPherson (69)    1997 to Date     Retired Chairman of the Board and Chief Executive             61              None
Director                                    Officer of Kerr-McGee Corporation, diversified
                                            energy company; Director or Trustee of each of the
                                            investment companies of the Seligman Group of
                                            Funds**; Director, Conoco Inc, oil and gas
                                            exploration and production, Intergis Health, owner
                                            of various hospitals, BOK Financial, bank holding
                                            company, Oklahoma Chapter of the Nature
                                            Conservancy, Oklahoma Medical Research Foundation,
                                            Boys and Girls Clubs of Oklahoma, Oklahoma City
                                            Public Schools Foundation and Oklahoma Foundation
                                            for Excellence in Education. Formerly, Chairman,
                                            Oklahoma City Chamber of Commerce, Intergis Health
                                            and Oklahoma City Public Schools Foundation;
                                            Director, Kimberly-Clark Corporation, consumer
                                            products and the Federal Reserve System's Kansas
                                            City Reserve Bank; and Member of the Business
                                            Roundtable.

John E. Merow (72)         1997 to Date     Retired Chairman and Senior Partner, Sullivan &               61              None
Director                                    Cromwell, law firm; Director or Trustee of each of
                                            the investment companies of the Seligman Group of
                                            Funds**;Director, Commonwealth Industries, Inc.,
                                            manufacturers of aluminum sheet products, the
                                            Foreign Policy Association, Municipal Art Society
                                            of New York, the U.S. Council for International
                                            Business and New York-Presbyterian Hospital; Vice
                                            Chairman, New York-Presbyterian Healthcare System,
                                            Inc.; and Member of the American Law Institute and
                                            Council on Foreign Relations.

                             Term of                                                                  Number of          Other
                              Office                                                                  Portfolios      Directorships
                               and                                                                     in Fund      Held By Director
                             Length of                                                                 Complex       Not Disclosed
 Name, (Age), Position(s)      Time         Principal Occupation(s) During Past 5 Years and Other      Overseen     Under Principal
         With Fund            Served*                            Information                          by Director    Occupation(s)
------------------------------------------------------------------------------------------------------------------------------------
                                                           INDEPENDENT DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
Betsy S. Michel (59)       1997 to Date     Attorney; Director or Trustee of each of the                  61              None
Director                                    investment companies of the Seligman Group of
                                            Funds**; Trustee, The Geraldine R. Dodge
                                            Foundation, charitable foundation and World
                                            Learning, Inc. Formerly, Chairman of the Board of
                                            Trustees of St. George's School (Newport, RI) and
                                            Director, the National Association of Independent
                                            Schools (Washington, DC).

James C. Pitney (75)       1997 to Date     Retired Partner, Pitney, Hardin, Kipp & Szuch, law            61              None
Director                                    firm; Director or Trustee of each of the
                                            investment companies of the Seligman Group of
                                            Funds**. Formerly, Director, Public Service
                                            Enterprise Group, public utility.

Leroy C. Richie (60)       2000 to Date     Chairman and Chief Executive Officer, Q Standards             60              None
Director                                    Worldwide, Inc., library of technical standards;
                                            Director or Trustee of each of the investment
                                            companies of the Seligman Group of Funds** (except
                                            Seligman Cash Management Fund, Inc.); Director,
                                            Kerr-McGee Corporation, diversified energy company
                                            and Infinity, Inc., oil and gas services and
                                            exploration; Chairman, Highland Park Michigan
                                            Economic Development Corp; Trustee, New York
                                            University Law Center Foundation; and Vice
                                            Chairman, Detroit Medical Center. Formerly,
                                            Chairman and Chief Executive Officer, Capital
                                            Coating Technologies, Inc., applied coating
                                            technologies; and Vice President and General
                                            Counsel, Automotive Legal Affairs, Chrysler
                                            Corporation.

James Q. Riordan (74)      1997 to Date     Director or Trustee of each of the investment                 61                  None
Director                                    companies of the Seligman Group of Funds**;
                                            Director or Trustee, The Houston Exploration
                                            Company, oil exploration, The Brooklyn Museum,
                                            KeySpan Corporation, diversified energy and
                                            electric company and the Committee for Economic
                                            Development. Formerly, Co-Chairman of the Policy
                                            Council of the Tax Foundation; Director, Tesoro
                                            Petroleum Companies, Inc., Dow Jones & Company,
                                            Inc., a business and financial news company and
                                            Public Broadcasting Service (PBS); Director and
                                            President, Bekaert Corporation, high-grade steel
                                            cord, wire and fencing products; and Vice
                                            Chairman, Exxon Mobil Corporation, petroleum and
                                            petrochemicals company.

Robert L. Shafer (69)      1997 to Date     Retired Vice President, Pfizer Inc., pharmaceuticals;         61              None
Director                                    Director or Trustee of each of the investment
                                            companies of the Seligman Group of Funds**.
                                            Formerly, Director, USLIFE Corporation, life
                                            insurance.

James N. Whitson (67)      1997 to Date     Retired Executive Vice President and Chief                    61              None
Director                                    Operating Officer, Sammons Enterprises, Inc., a
                                            diversified holding company; Director or Trustee
                                            of each of the investment companies of the
                                            Seligman Group of Funds**; Director, C-SPAN, cable
                                            television networks and CommScope, Inc.,
                                            manufacturer of coaxial cable.

                             Term of                                                                  Number of          Other
                              Office                                                                  Portfolios      Directorships
                               and                                                                     in Fund      Held By Director
                             Length of                                                                 Complex       Not Disclosed
 Name, (Age), Position(s)      Time         Principal Occupation(s) During Past 5 Years and Other      Overseen     Under Principal
         With Fund            Served*                            Information                          by Director    Occupation(s)
------------------------------------------------------------------------------------------------------------------------------------
                                                INTERESTED DIRECTORS AND PRINCIPAL OFFICERS
------------------------------------------------------------------------------------------------------------------------------------
William C. Morris*** (64)  1997 to Date     Chairman, J. & W. Seligman & Co. Incorporated,                61              None
Director, Chairman of the                   Chairman and Chief Executive Officer of each of
Board and Chief Executive                   the investment companies of the Seligman Group of
Officer                                     Funds**; Chairman, Seligman Advisors, Inc. and
                                            Seligman Services, Inc.; Chairman, Carbo Ceramics
                                            Inc., manufacturer of ceramic proppants for oil
                                            and gas industry; and Director, Seligman Data
                                            Corp. and Kerr-McGee Corporation, a diversified
                                            energy company. Formerly, Director, Daniel
                                            Industries Inc., manufacturer of oil and gas
                                            metering equipment.

Brian T. Zino*** (49)      1997 to Date     Director and President, J. & W. Seligman & Co.                61              None
Director and President                      Incorporated; President of each of the investment
                                            companies of the Seligman Group of Funds (with the
                                            exception of Seligman Quality Municipal Fund, Inc.
                                            and Seligman Select Municipal Fund, Inc.) and
                                            Director or Trustee of each of the investment
                                            companies of the Seligman Group of Funds**;
                                            Director, Seligman Advisors, Inc. and Seligman
                                            Services, Inc.; Chairman, Seligman Data Corp.;
                                            Member of the Board of Governors of the Investment
                                            Company Institute; and Vice Chairman, ICI Mutual
                                            Insurance Company.

Niel T. Eigen (59)         1997 to Date     Managing Director, J. & W. Seligman & Co.                     N/A             N/A
Vice President and                          Incorporated; Vice President, Seligman Portfolios,
Portfolio Manager                           Inc., and Portfolio Manager of its Seligman
                                            Large-Cap Value Portfolio and Seligman Small-Cap
                                            Value Portfolio Formerly, Senior Managing
                                            Director, Chief Investment Officer and Director of
                                            Equity Investing, Bear Stearns Asset Management
                                            from January 1990 to January 1997.

Thomas Rose (44)           2000 to Date     Senior Vice President, Finance, J. & W. Seligman &            N/A             N/A
Vice President                              Co. Incorporated, Seligman Advisors, Inc. and
                                            Seligman Data Corp.; Vice President of each of the
                                            investment companies of the Seligman Group of
                                            Funds** and of Seligman Services, Inc. and
                                            Seligman International, Inc. Formerly, Treasurer
                                            of each of the investment companies of the
                                            Seligman Group of Funds and of Seligman Data Corp.

Lawrence P. Vogel (45)      V.P.: 1997 to   Senior Vice President and Treasurer, Investment               N/A             N/A
Vice President                   Date       Companies, J. & W. Seligman & Co. Incorporated;
and Treasurer              Treas.: 2000 to  Vice President and Treasurer of each of the
                                 Date       investment companies of the Seligman Group of
                                            Funds** and of Seligman Data Corp. Formerly,
                                            Senior Vice President, Finance, J. & W. Seligman &
                                            Co. Incorporated, Seligman Advisors, Inc.,
                                            Seligman International, Inc. and Seligman Data
                                            Corp.; Vice President, Seligman Services, Inc.;
                                            and Treasurer, Seligman International, Inc. and
                                            Seligman Henderson Co.

Frank J. Nasta (37)        1997 to Date     General Counsel, Senior Vice President, Law and               N/A             N/A
Secretary                                   Regulation and Corporate Secretary, J. & W.
                                            Seligman & Co. Incorporated; Secretary, of each of
                                            the investment companies of the Seligman Group of
                                            Funds**; and Corporate Secretary, Seligman
                                            Advisors, Inc., Seligman Services, Inc., Seligman
                                            International, Inc. and Seligman Data Corp.
                                            Formerly, Corporate Secretary, Seligman Henderson Co.


* Each Director serves for an indefinite term, until the election and qualification of his successor or until his earlier death, resignation or removal. Each officer is elected annually by the Board.

** The Seligman Group of Funds consists of twenty-three registered investment companies.

*** Mr. Morris and Mr. Zino are considered "interested persons" of the Fund, as defined in the 1940 Act, by virtue of their positions with J. & W. Seligman & Co. Incorporated and its affiliates.

The standing committees of the Board include the Board Operations Committee, Audit Committee and Director Nominating Committee. These Committees are comprised solely of Directors who are not "interested" persons of the Fund as that term is defined in the 1940 Act. The duties of these Committees are described below.

Board Operations Committee. This Committee has authority generally to direct the operations of the Board, including the nomination of members of other Board Committees and the selection of legal counsel for the Corporation. The Committee met five times during the year ended December 31, 2001. Members of the Committee are Messrs. Riordan (Chairman), Galvin, McPherson, Merow, Pitney, Richie, Shafer and Whitson, and Dr. Ilchman and Ms. Michel.

Audit Committee. This Committee recommends the independent public accountants for selection as auditors by the Board annually. In addition, the Committee assists the Board in its oversight of the Fund's financial reporting process and operates pursuant to a written charter. The Committee met twice during the year ended December 31, 2001. Members of the Committee are Messrs. Whitson (Chairman), Galvin, Merow, and Richie, and Ms. Michel.

Director Nominating Committee. This Committee selects and nominates persons for election as Directors by the Board. In addition, if a shareholder meeting is held where Directors are to be elected, the Committee will select and nominate persons for election as Directors at such shareholder meeting. The Committee will consider suggestions from shareholders submitted in writing to the Secretary of the Fund. The Committee met once during the year ended December 31, 2001. Members of the Committee are Messrs. Shafer (Chairman), Pitney, McPherson, and Riordan and Dr. Ilchman.

Beneficial Ownership of Shares

As of December 31, 2001, the Directors beneficially owned shares in the Funds and the Seligman Group of Funds as follows:

                              Large-Cap Value Fund          Aggregate Dollar Range of Shares
                       Dollar Range of Fund Shares Owned   Owned by Director in the Seligman
     Name                         By Director                       Group of Funds
--------------------------------------------------------------------------------------------
                             INDEPENDENT DIRECTORS
--------------------------------------------------------------------------------------------
John R. Galvin                    $1 - $10,000                    $50,001-$100,000
Alice S. Ilchman               $10,001 - $50,000                     Over $100,000
Frank A. McPherson             $10,001 - $50,000                     Over $100,000
John E. Merow                    Over $100,000                       Over $100,000
Betsy S. Michel                $10,001 - $50,000                     Over $100,000
James C. Pitney                   $1 - $10,000                       Over $100,000
Leroy C. Richie                   $1 - $10,000                     $10,001-$50,000
James Q. Riordan                  $1 - $10,000                       Over $100,000
Robert L. Shafer               $10,001 - $50,000                     Over $100,000
James N. Whitson               $50,001 - $100,000                    Over $100,000

--------------------------------------------------------------------------------------------
                             INTERESTED DIRECTORS
--------------------------------------------------------------------------------------------
William C. Morris                Over $100,000                       Over $100,000
Brian T. Zino                    Over $100,000                       Over $100,000

                              Small-Cap Value Fund          Aggregate Dollar Range of Shares
                       Dollar Range of Fund Shares Owned   Owned by Director in the Seligman
     Name                         By Director                       Group of Funds
--------------------------------------------------------------------------------------------
                             INDEPENDENT DIRECTORS
--------------------------------------------------------------------------------------------
John R. Galvin                    $1 - $10,000                    $50,001-$100,000
Alice S. Ilchman               $10,001 - $50,000                     Over $100,000
Frank A. McPherson             $50,001 - $100,000                    Over $100,000
John E. Merow                    Over $100,000                       Over $100,000
Betsy S. Michel                $10,001 - $50,000                     Over $100,000
James C. Pitney                   $1 - $10,000                       Over $100,000
Leroy C. Richie                   $1 - $10,000                     $10,001-$50,000
James Q. Riordan                  $1 - $10,000                       Over $100,000
Robert L. Shafer               $10,001 - $50,000                     Over $100,000
James N. Whitson               $50,001 - $100,000                    Over $100,000

--------------------------------------------------------------------------------------------
                             INDEPENDENT DIRECTORS
--------------------------------------------------------------------------------------------
William C. Morris              $50,001 - $100,000                    Over $100,000
Brian T. Zino                    Over $100,000                       Over $100,000




Compensation


                                                                           Pension or            Total Compensation
                                                       Aggregate       Retirement Benefits         from Series and
            Name and                                 Compensation      Accrued as Part of          Series Complex
       Position with Fund                           from Series (1)      Series Expenses         to Directors (1)(2)
       ------------------                           ---------------      ---------------         -------------------
William C. Morris, Director and Chairman                   N/A                 N/A                         N/A
Brian T. Zino, Director and President                      N/A                 N/A                         N/A
John R. Galvin, Director                                $1,732                 N/A                     $94,500
Alice S. Ilchman, Director                               1,623                 N/A                      88,500
Frank A. McPherson, Director                             1,678                 N/A                      90,000
John E. Merow, Director                                  1,732                 N/A                      94,500
Betsy S. Michel, Director                                1,732                 N/A                      91,500
James C. Pitney, Director                                1,623                 N/A                      87,000
Leroy C. Richie, Director                                1,766                 N/A                      90,000
James Q. Riordan, Director                               1,623                 N/A                      87,000
Robert L. Shafer, Director                               1,568                 N/A                      85,500
James N. Whitson, Director                               1,732(3)              N/A                      93,000(3)


(1)  For the year ended December 31, 2001.

(2)  The Seligman Group of Funds consists of twenty-three investment companies.

(3)  Deferred.

The Series has adopted a deferred compensation plan under which independent directors may elect to defer receiving their fees. A director who has elected deferral of his or her fees may choose a rate of return equal to either (1) the interest rate on short-term Treasury Bills, or (2) the rate of return on the shares of certain of the investment companies advised by J. & W. Seligman & Co. Incorporated (Seligman), as designated by the director. The cost of such fees and earnings is included in directors' fees and expenses, and the accumulated balance thereof is included in other liabilities in each Fund's financial statements. The total amount of deferred compensation (including earnings) payable in respect of the Series to Mr. Whitson as of December 31, 2001 was $6,607.

The Series may, but is not obligated to, purchase shares of the other funds in the Seligman Group of Funds to hedge its obligations in connection with the Fund's deferred compensation plan.

Code of Ethics


Seligman, Seligman Advisors, Inc. (Seligman Advisors), their subsidiaries and affiliates, and the Seligman Group of have adopted a Code of Ethics that sets forth the circumstances under which officers, directors and employees (collectively, Employees) are permitted to engage in personal securities transactions. The Code of Ethics proscribes certain practices with regard to personal securities transactions and personal dealings, provides a framework for the reporting and monitoring of personal securities transactions by Seligman's Director of Compliance, and sets forth a procedure of identifying, for disciplinary action, those individuals who violate the Code of Ethics. The Code of Ethics prohibits Employees (including all investment team members) from purchasing or selling any security or an equivalent security that is being purchased or sold by any client, or where the Employee intends, or knows of another's intention, to purchase or sell a security on behalf of a client. The Code also prohibits all Employees from acquiring securities in a private placement or in an initial or secondary public offering, unless an exemption has been obtained from Seligman's Director of Compliance.

The Code of Ethics prohibits (1) each portfolio manager or member of an investment team from purchasing or selling any security within seven calendar days of the purchase or sale of the security by a client's account (including investment company accounts) that the portfolio manager or investment team manages; (2) each Employee from engaging in short-term trading (a purchase and sale or vice-versa within 60 days); and (3) each member of an investment team from profiting from short sales of a security if, at that time, any client managed by that team has a long position in that security. Any profit realized pursuant to any of these prohibitions must be disgorged to a charitable organization.

Employees are required, except under very limited circumstances, to engage in personal securities transactions through Seligman's order desk or through an authorized dealer or investment advisor designated by Seligman. All Employee personal securities transactions must be pre-cleared by Seligman's compliance department. The compliance department and the order desk maintain a list of securities that may not be purchased due to a possible conflict with clients. All Employees are also required to disclose all securities beneficially owned by them upon commencement of employment and at the end of each calendar year.


A copy of the Code of Ethics is on public file with, and is available upon request from, the Securities and Exchange Commission (SEC). You can access it through the SEC's Internet site, http://www.sec.gov.

               Control Persons and Principal Holders of Securities

Control Persons


As of April 5, 2002, there was no person or persons who controlled either Fund, either through a significant ownership of shares or any other means of control.


Principal Holders


As of April 5, 2002, 11.26% of the Large-Cap Value Fund's Class A shares of capital stock then outstanding, 34.00% of the Fund's Class B shares of capital stock then outstanding and 28.56% of the Fund's Class D shares of capital stock then outstanding were registered in the name of Merrill Lynch, Pierce Fenner & Smith Incorporated, Attn. Fund Administration, 4800 Deer Lake Drive East, Jacksonville, FL 32246 and 59.18% and 7.14% of the Large-Cap Value's Class I shares of capital stock then outstanding were registered in the names of Investors Fiduciary Trust Co Trustee for the J. & W. Seligman & Co. Incorporated Matched Accumulation Plan, Attn: Pension Plan Services, 100 Park Avenue, New York, NY 10017 and Investors Fiduciary Trust Co Trustee for the Seligman Data Corp. 401K/Thrift Plan, Attn: Pension Plan Services, 100 Park Avenue, New York, NY 10017, respectively; and 14.32%, 12.98% and 6.32% of the Large-Cap Value's Class I shares of capital stock then outstanding were registered in the names of State Street Bank and Trust FBO Parental Savings Trust Fund College Horizon 7,
Attn: Karen Albright, 105 Rosemont Avenue, Westwood, MA 02090, State Street Bank and Trust FBO Parental Savings Trust Fund College Horizon 17, Attn: Karen Albright, 105 Rosemont Avenue, Westwood, MA 02090 and State Street Bank and Trust FBO Parent Savings Trust Fund College Horizon 2, Attn: Karen Albright, 105 Rosemont Avenue, Westwood, MA 02090, respectively. As of the same date, no principal holders owned 5% or more of the Large-Cap Value Fund's Class C shares of the then outstanding shares of capital stock of the Fund.

As of April 5, 2002, 10.51% of the Small-Cap Value Fund's Class A shares of capital stock then outstanding, 26.70% of the Fund's Class B shares of capital stock then outstanding and 32.99% of the Fund's Class D shares of capital stock then outstanding were registered in the name of Merrill

Lynch, Pierce Fenner & Smith Incorporated, Attn. Fund Administration, 4800 Deer Lake Drive East, Jacksonville, FL 32246; and 65.35% and 11.77% of the Small-Cap Value Fund's Class I shares of capital stock then outstanding were registered in the names of Investors Fiduciary Trust Co Trustee for the J. & W. Seligman & Co. Incorporated Matched Accumulation Plan, Attn: Pension Plan Services, 100 Park Avenue, New York NY 10017 and Investors Fiduciary Trust Co Trustee for the Seligman Data Corp 401K/Thrift Plan, Attn: Pension Plan Services, 100 Park Avenue, New York, NY 10017, respectively; and 14.71% and 8.11% of the Small-Cap Value Fund's Class I shares of capital stock then outstanding were registered in the names of State Street Bank and Trust FBO Parental Savings Trust Fund College Horizon 17, Attn: Karen Albright, 105 Rosemont Avenue, Westwood, MA 02090 and State Street Bank and Trust FBO Parental Savings Trust Fund College Horizon 7,
Attn: Karen Albright, 105 Rosemont Avenue, Westwood, MA 02090, respectively. As of the same date, no principal holders owned 5% or more of the Small-Cap Value Fund's Class C shares of the then outstanding shares of capital stock of the Fund.


Management Ownership


As of April 5, 2002, Directors and officers of the Series as a group owned 2.51% of the Large-Cap Value Fund's Class A shares of the then outstanding shares of capital stock and 2.10% of the Small-Cap Value Fund's Class A shares of the then outstanding shares of capital stock, respectively, of each Fund. As of the same date, no Directors and officers of the Series owned any Class B shares, Class C shares, Class D shares or Class I shares of the then outstanding shares of capital stock of either Fund.


                     Investment Advisory and Other Services

Investment Manager


Subject to the control of the Fund's Board of Directors, Seligman manages the investment of the assets of each Fund of the Series and administers its business and other affairs pursuant to a management agreement approved by the Board of Directors and the initial shareholders of the Series (the "Management Agreement"). Seligman also serves as investment manger to twenty-two other US registered investment companies which, together with the Series, make up the "Seligman Group of Funds." There are no other management-related service contracts under which services are provided to the Fund. No person or persons, other than the directors, officers or employees of Seligman and the Series, regularly advise the Series with respect to the Fund's investments.


Seligman is a successor firm to an investment banking business founded in 1864 which has thereafter provided investment services to individuals, families, institutions, and corporations. Mr. William C. Morris, Chairman of Seligman and Chairman of the Board of Directors and Chairman and C.E.O. of the Fund, owns a majority of the outstanding voting securities of Seligman. See Appendix B for information regarding the history of Seligman.

All of the officers of the Series listed above are officers or employees of Seligman. Their affiliations with the Series and with Seligman are provided under their principal business occupations.


Each Fund pays Seligman a management fee for its services, calculated daily and payable monthly. The management fee is equal to .80% of the Large-Cap Value Fund's average daily net assets and 1.00% of the Small-Cap Value Fund's average daily net assets. The management fees paid by the Large-Cap Value Fund for the years ended December 31, 2001, 2000 and 1999 were $2,136,140, $1,106,596 and
$1,303,424, respectively, or .80%, .80% and .80% per annum, respectively, of its average daily net assets. The management fees paid by the Small-Cap Value Fund for the years ended December 31, 2001, 2000 and 1999 were $1,448,672, $1,013,302 and $1,413,866, respectively, or 1% per annum of its average daily net assets.


Each Fund pays all of its expenses other than those assumed by Seligman, including administration, shareholder services and distribution fees, fees and expenses of independent attorneys and auditors, taxes and governmental fees, including fees and expenses of qualifying their respective shares under Federal and State securities laws, cost of stock certificates and expenses of repurchase or redemption of shares, expenses of printing and distributing reports, notices and proxy materials to shareholders, expenses of printing and filing reports and other documents with governmental agencies, expenses of shareholders' meetings, expenses of corporate data processing and related services, shareholder record keeping and shareholder account services, fees and disbursements of transfer agents and custodians, expenses of disbursing dividends and distributions, fees and expenses of directors of the Series not employed by or serving as a director of Seligman or its affiliates, insurance premiums and extraordinary expenses such as litigation expenses. Certain expenses are allocated between each Fund in a manner determined by the Board of Directors to be fair and equitable.

The Management Agreement also provides that Seligman will not be liable to the Series for any error of judgment or mistake of law, or for any loss arising out of any investment, or for any act or omission in performing its duties under the Management Agreement, except for willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations and duties under the Management Agreement.

The Management Agreement was initially approved by the Board of Directors on March 20, 1997 and by the sole shareholder of each Fund on April 7, 1997. The Management Agreement will continue in effect until December 31, of each year if
(1) such continuance is approved in the manner required by the 1940 Act (i.e., by a vote of a majority of the Board of Directors or of the outstanding voting securities of each Fund and by a vote of a majority of the Directors who are not parties to the Management Agreement or interested persons of any such party) and
(2) Seligman shall not have notified the Series at least 60 days prior to December 31 of any year that it does not desire such continuance. The Management Agreement may be terminated by either Fund, without penalty, on 60 days written notice to Seligman and will terminate automatically in the event of its assignment. Each Fund has agreed to change its name upon termination of the Management Agreement if continued use of the name would cause confusion in the context of Seligman's business.


At the November 15, 2001 Board of Directors meeting, the Board unanimously approved the continuance of the Management Agreement. In preparation for the meeting, the Board requested and reviewed a wide variety of materials from Seligman, including extensive performance and expense information for other mutual funds compiled by third parties, and the Independent Directors conferred with their counsel at the meeting prior to voting. In their determinations with respect to continuance of the Management Agreement, the Board considered many factors, including, but not limited to: (1) the investment results achieved by Seligman for the Funds (including investment performance comparisons with other comparable investment companies and certain indices); (2) the nature and quality of the administrative services rendered by Seligman; (3) the payments received by Seligman and its affiliates from all sources involving both the Funds and the other investment companies in the Seligman Group of Funds; (4) the costs borne by, and profitability of, Seligman and its affiliates in providing service of all types to the Fund and to the other investment companies in the Seligman Group; (5) information concerning the Funds' expense ratios and competitive industry fee structures and expense ratios, including, specifically, the relationship of each Fund's management fee rates to those typically paid by similar funds; (6) Seligman's policies and practices regarding allocation of portfolio transactions, including the use of brokers or dealers that provided research and other services to Seligman and the benefits derived from such services to the Funds and to Seligman; (7) portfolio turnover for the Funds and other comparable investment companies; (8) Seligman's willingness to consider and, when desirable, implement organizational and operational changes designed to improve investment results; and (9) the fall-out benefits which Seligman and its affiliates receive from Seligman's relationship to the Funds. In its deliberations, the Board did not identify any particular information that was all-important or controlling. Rather, the Board evaluated all information available to it and determined that the compensation paid to Seligman under the Management Agreement was fair and reasonable in light of the services performed, expenses incurred and such other matters as the Board (and each Director) considered relevant in the exercise of its (or such Director's) reasonable judgment.

Certain of the factors addressed by the Board in reaching its determination are discussed in more detail below.

Portfolio Performance. The Board of Directors considered the performance of the Funds as compared to the performance of other comparable mutual funds and as compared to appropriate securities indices. Directors also considered the nature and quality of the investment advice rendered by Seligman. In addition to the information received by the Directors in connection with the November 15, 2001 Board of Directors meeting, the Board receives detailed information related to performance of the Funds at each Board meeting during the year.

Expenses of the Fund. The Board also considered the management fee rate paid by the Funds to Seligman and the other expenses of the Funds, in comparison to both the quality of services provided and the fees and expenses of funds with similar characteristics.

Costs of Providing Service and Profitability. The Directors reviewed information concerning profitability of Seligman's investment advisory and investment company activities and its financial condition based on results for 2000 and 2001 (through September 30) and estimates for full-year 2001. The information considered by the Board of Directors included operating profit margin information for Seligman's investment company business alone (i.e., excluding results of its affiliates) and on a consolidated basis. The Board of Directors also reviewed profitability data and estimated profitability data for each of the investment companies of the Seligman Group of Funds on a fund-by-fund basis. The Board of Directors reviewed certain assumptions and methods of allocation used by Seligman in preparing fund-specific profitability data. While Seligman believes that the methods of allocation used were reasonable, there are limitations inherent in allocating costs to multiple individual advisory products served by an organization such as Seligman's where each of the advisory products draws on, and benefits from, the pooled research of the organization.

Fall-Out Benefits. The Directors considered the services provided to the Funds and its shareholders by Seligman Services, Inc. (Seligman Services), an affiliate of Seligman, and the 12b-1 fees the Funds pays to Seligman Services in respect of shares of the Funds held in accounts for which there would not otherwise be a broker of record.


Principal Underwriter

Seligman Advisors, an affiliate of Seligman, 100 Park Avenue, New York, New York 10017, acts as general distributor of the shares of each Fund of the Series and of each of the other mutual funds in the Seligman Group. Seligman Advisors is an "affiliated person" (as defined in the 1940 Act) of Seligman, which is itself an affiliated person of the Series. Those individuals identified above under "Management Information" as directors or officers of the Series and Seligman Advisors are affiliated persons of both entities.

Services Provided by the Investment Manager

Under the Management Agreement dated March 20, 1997, subject to the control of the Board of Directors, Seligman manages the investment of the assets of each Fund, including making purchases and sales of portfolio securities consistent with each Fund's investment objectives and policies, and administers its business and other affairs. Seligman provides the Series with such office space, administrative and other services and executive and other personnel as are necessary for Series operations. Seligman pays all of the compensation of directors of the Series who are employees or consultants of Seligman and of the officers and employees of the Series. Seligman also provides senior management for Seligman Data Corp., the Series' shareholder service agent.

Service Agreements

There are no other management-related service contracts under which services are provided to the Series.

Other Investment Advice

No person or persons, other than directors, officers, or employees of Seligman, regularly advise the Series with respect to its investments.

Dealer Reallowances

Dealers and financial advisors receive a percentage of the initial sales charge on sales of Class A shares and Class C shares of each Fund, as set forth below:

Class A shares:

                                                                                   Regular Dealer
                                    Sales Charge           Sales Charge              Reallowance
                                     as a % of             as a % of Net              as a % of
Amount of Purchase               Offering Price(1)        Amount Invested          Offering Price
------------------               -----------------        ---------------          --------------
Less than $50,000                       4.75%                  4.99%                    4.25%
$50,000  -  $99,999                     4.00                   4.17                     3.50
$100,000  -  $249,999                   3.50                   3.63                     3.00
$250,000  -  $499,999                   2.50                   2.56                     2.25
$500,000  -  $999,999                   2.00                   2.04                     1.75
$1,000,000 and over                      0                       0                        0

(1) "Offering Price" is the amount that you actually pay for each Fund's shares; it includes the initial sales charge.

Class C shares:

                                                                                   Regular Dealer
                                      Sales Charge          Sales Charge             Reallowance
                                        as a % of          as a % of Net              as a % of
Amount of Purchase                  Offering Price(1)     Amount Invested          Offering Price
------------------                  -----------------     ---------------          --------------
Less than  $100,000                       1.00%                  1.01%                    1.00%
$100,000  -  $249,999                     0.50                   0.50                     0.50
$250,000  -  $1,000,000                    0                      0                        0

(1) "Offering Price" is the amount that you actually pay for Fund shares; it includes the initial sales charge.


Seligman Services is a limited purpose broker/dealer. Seligman Services is eligible to receive commissions from certain sales of Fund shares. For the years ended December 31, 2001, 2000 and 1999 1998, Seligman Services received commissions from certain sales of shares of the Large-Cap Value Fund in the amount of $3,157, $451, and $466, respectively. For the years ended December 31, 2001, 2000 and 1999, Seligman Services received commissions from certain sales of shares of the Small-Cap Value Fund in the amount of $3,746, $736 and $883 $2,646, respectively.


Rule 12b-1 Plan

Each Fund has adopted an Administration, Shareholder Services and Distribution Plan (12b-1 Plan) in accordance with Section 12(b) of the 1940 Act and Rule 12b-1 thereunder.

Under the 12b-1 Plan, each Fund may pay to Seligman Advisors an administration, shareholder services and distribution fee in respect of such Fund's Class A, Class B, Class C and Class D shares. (There is no administration, shareholder services and distribution fee in respect of either Fund's Class I shares.) Payments by each Fund under its 12b-1 Plan may include, but are not limited to:
(1) compensation to securities dealers and other organizations (Service Organizations) for providing distribution assistance with respect to assets invested in the Fund; (2) compensation to Service Organizations for providing administration, accounting and other shareholder services with respect to the Fund's shareholders; and (3) otherwise promoting the sale of shares of the Fund, including paying for the preparation of advertising and sales literature and the printing and distribution of such promotional materials and Prospectuses to prospective investors and defraying Seligman Advisors' costs incurred in connection with its marketing efforts with respect to shares of the Fund. Seligman, in its sole discretion, may also make similar payments to Seligman Advisors from its own resources, which may include the management fee that Seligman receives from each Fund, respectively. Payments made by each Fund under its 12b-1 Plan are intended to be used to encourage sales of shares of each Fund, as well as to discourage redemptions.

Fees paid by each Fund under its 12b-1 Plan with respect to any class of shares of the Fund may not be used to pay expenses incurred solely in respect of any other class of the Fund, or any other Seligman fund. Expenses attributable to more than one class of a Fund are allocated between the classes of the Fund in accordance with a methodology approved by the Series' Board of Directors. Expenses of distribution activities that benefit both a Fund and other Seligman funds will be allocated among the applicable funds based on relative gross sales during the quarter in which such expenses are incurred, in accordance with a methodology approved by the Board.

Class A

Under the 12b-1 Plan, each Fund, with respect to its Class A shares, is authorized to pay quarterly to Seligman Advisors a service fee at an annual rate of up to .25% of the average daily net asset value of such Fund's Class A shares. This fee is used by Seligman Advisors exclusively to make payments to Service Organizations which have entered into agreements with Seligman Advisors. Such Service Organizations receive from Seligman Advisors a continuing fee of up to .25% on an annual basis, payable quarterly, of the average daily net assets of Class A shares attributable to the particular Service Organization for providing personal service and/or maintenance of shareholder accounts. The fee payable to Service Organizations from time to time shall, within such limits, be determined by the Board of Directors. Each Fund is not obligated to pay Seligman Advisors for any such costs it incurs in excess of the fee described above. No expense incurred in one year by Seligman Advisors with respect to Class A shares of a Fund may be paid from Class A 12b-1 fees received from the Fund in any other year. If a Fund's 12b-1 Plan is terminated in respect of its Class A shares, no amounts (other than amounts accrued but not yet paid) would be owed by the Fund to Seligman Advisors with respect to its Class A shares. The total amount paid to Seligman Advisors in respect of Class A shares of the Large-Cap Value Fund and the Small-Cap Value Fund for the year ended December 31, 2001 was $221,136 and $141,60898,282, respectively, equivalent to .25% per annum of each Fund's Class A shares' average daily net assets.


Class B


Under the 12b-1 Plan, each Fund, with respect to its Class B shares, is authorized to pay monthly a 12b-1 fee at an annual rate of up to 1% of the average daily net asset value of such Fund's Class B shares. This fee is comprised of (1) a distribution fee equal to .75% per annum, which is paid directly to one or more third parties, which have purchased Seligman Advior's rights to this fee (the "Purchasers") to compensate them for having funded, at the time of sale Class B shares of each Fund (i) a 4% sales commission to Service Organizations and (ii) a payment of up to .35% of sales to Seligman Advisors to help defray its costs of distributing Class B shares; and (2) a service fee of up to .25% per annum which is paid to Seligman Advisors. The service fee is used by Seligman Advisors exclusively to make payments to Service Organizations which have entered into agreements with Seligman Advisors. Such Service Organizations receive from Seligman Advisors a continuing service fee of up to .25% on an annual basis, payable quarterly, of the average daily net assets of Class B shares attributable to the particular Service Organization for providing personal service and/or maintenance of shareholder accounts. The amounts expended by Seligman Advisors or the Purchasers in any one year upon the initial purchase of Class B shares of each Fund may exceed the 12b-1 fees paid by the Fund in that year. Each Fund's 12b-1 Plan permits expenses incurred in respect of Class B shares in one year to be paid from Class B 12b-1 fees received from the Fund in any other year; however, in any year each Fund is not obligated to pay any 12b-1 fees in excess of the fees described above. Seligman Advisors and the Purchasers are not reimbursed for expenses which exceed such fees. If a Fund's 12b-1 Plan is terminated in respect of its Class B shares, no amounts (other than amounts accrued but not yet paid) would be owed by the Fund to Seligman Advisors or the Purchasers with respect to its Class B shares. The total amount paid in respect of Class B shares of the Large-Cap Value Fund and the Small-Cap Value Fund for the year ended December 31, 2001 was $827,645 and $533,178, respectively, equivalent to 1% per annum of each Fund's Class B shares' average daily net assets.


Class C


Under the 12b-1 Plan, the Fund, with respect to Class C shares, is authorized to pay monthly to Seligman Advisors a 12b-1 fee at an annual rate of up to 1% of the average daily net asset value of the Class C shares. This fee is used by Seligman Advisors as follows: During the first year following the sale of Class C shares, a distribution fee of .75% of the average daily net assets attributable to Class C shares is used, along with any CDSC proceeds during the first eighteen months, to (1) reimburse Seligman Advisors for its payment at the time of sale of Class C shares of a 1.25% sales commission to Service Organizations, and (2) pay for other distribution expenses, including paying for the preparation of advertising and sales literature and the printing and distribution of such promotional materials and Prospectuses to prospective investors and other marketing costs of Seligman Advisors. In addition, during the first year following the sale of Class C shares, a service fee of up to .25% of the average daily net assets attributable to such Class C shares is used to reimburse Seligman Advisors for its prepayment to Service Organizations at the time of sale of Class C shares of a service fee of .25% of the net asset value of the Class C share sold (for shareholder services to be provided to Class C shareholders over the course of the one year immediately following the sale). The payment of service fees to Seligman Advisors is limited to amounts Seligman Advisors actually paid to Service Organizations at the time of sale as service fees. After the initial one-year period following a sale of Class C shares, the entire 12b-1 fee attributable to such Class C shares is paid to Service Organizations for providing continuing shareholder services and distribution assistance in respect of the Fund. The total amounts paid to Seligman Advisors in respect of Class C shares of the Large-Cap Value Fund and the Small-Cap Value Fund for the year ended December 31, 2001 were $601,684 and $102,564, respectively, equivalent to 1% per annum of each Fund's Class C shares' average daily net assets.


The amounts expended by Seligman Advisors in any one year with respect to Class C shares of each Fund may exceed the 12b-1 fees paid by the Fund in that year. Each Fund's 12b-1 Plan permits expenses incurred by Seligman Advisors in respect of Class C shares in one year to be paid from Class C 12b-1 fees in any other year; however, in any year each Fund is not obligated to pay any 12b-1 fees in excess of the fees described above.


As of December 31, 2001, Seligman Advisors incurred $823,925 and $131,773 of expenses in respect of Class C shares of the Large-Cap Value Fund and the Small-Cap Value Fund, respectively, that were not reimbursed from the amounts received from the Funds' 12b-1 Plan. These amounts are equal to 1.23% and 0.77%, respectively, of their net assets as of December 31, 2001.

If the 12b-1 Plan is terminated in respect of Class C shares of a Fund, no amounts (other than amounts accrued but not yet paid) would be owed by the Fund to Seligman Advisors with respect to its Class C shares.

Class D


Under the 12b-1 Plan, each Fund, with respect to its Class D shares, is authorized to pay monthly to Seligman Advisors a 12b-1 fee at an annual rate of up to 1% of the average daily net asset value of such Fund's Class D shares. This fee is used by Seligman Advisors as follows: During the first year following the sale of Class D shares, a distribution fee of .75% of the average daily net assets attributable to such Class D shares is used, along with any CDSC proceeds, to (1) reimburse Seligman Advisors for its payment at the time of sale of Class D shares of a .75% sales commission to Service Organizations, and
(2) pay for other distribution expenses, including paying for the preparation of advertising and sales literature and the printing and distribution of such promotional materials and prospectuses to prospective investors and other marketing costs of Seligman Advisors. In addition, during the first year following the sale of Class D shares, a service fee of up to .25% of the average daily net assets attributable to such Class D shares is used to reimburse Seligman Advisors for its prepayment to Service Organizations at the time of sale of Class D shares of a service fee of .25% of the net asset value of the Class D shares sold (for shareholder services to be provided to Class D shareholders of the Fund over the course of the one year immediately following the sale). The payment of service fees to Seligman Advisors is limited to amounts Seligman Advisors actually paid to Service Organizations at the time of sale as service fees. After the initial one-year period following a sale of Class D shares, the entire 12b-1 fee attributable to such Class D shares is paid to Service Organizations for providing continuing shareholder services and distribution assistance in respect of a Fund. The total amount paid to Seligman Advisors in respect of Class D shares of the Large-Cap Value Fund and the Small-Cap Value Fund for the year ended December 31, 2001 was $361,646 and $255,096, respectively, equivalent to 1% per annum of each Fund's Class D shares' average daily net assets.



The amounts expended by Seligman Advisors in any one year with respect to Class D shares of each Fund may exceed the 12b-1 fees paid by the Fund in that year. Each Fund's 12b-1 Plan permits expenses incurred by Seligman Advisors in respect of Class D shares in one year to be paid from Class D 12b-1 fees in any other year; however, in any year each Fund is not obligated to pay any 12b-1 fees in excess of the fees described above.


As of December 31, 2001, Seligman Advisors incurred $135,319 and $199,084 of expenses in respect of Class D shares of the Large-Cap Value Fund and the Small-Cap Value Fund, respectively, that were not reimbursed from amounts received from the Funds' 12b-1 Plan. These amounts are equal to 0.34% and 0.60%, respectively, of their net assets as of December 31, 2001.


If the 12b-1 Plan is terminated in respect of Class D shares of a Fund, no amounts (other than amounts accrued but not yet paid) would be owed by the Fund to Seligman Advisors with respect to its Class D shares.


Payments made by the Large-Cap Value Fund and the Small-Cap Value Fund under each Fund's 12b-1 Plan for the year ended December 31, 2001, were spent on the following activities in the following amounts:

                              Compensation to  Compensation to         Other
Fund/Class                     Underwriters     Broker/Dealers     Compensation*
----------                     ------------     --------------     -------------
Large-Cap Value Fund/A              $-0-            $221,136            $-0-
Large-Cap Value Fund/B*              -0-             206,241          621,404
Large-Cap Value Fund/C            421,603            180,081            -0-
Large-Cap Value Fund/D             53,685            307,961            -0-

Small-Cap Value Fund/A              $-0-            $141,608            $-0-
Small-Cap Value Fund/B*              -0-             131,058          402,120
Small-Cap Value Fund/C             61,659             40,905            -0-
Small-Cap Value Fund/D             25,632            229,464            -0-

* Payment is made to the Purchasers to compensate them for having funded at the time of sale, payments to broker/dealers and underwriters.


The 12b-1 Plans were approved on March 20, 1997 by the Board of Directors of the Series, including a majority of the Directors who are not "interested persons" (as defined in the 1940 Act) of the Series and who have no direct or indirect financial interest in the operation of the 12b-1 Plans or in any agreement related to the 12b-1 Plans

(Qualified Directors) and by the sole shareholder of each Fund on April 7, 1997. The 12b-1 Plan was approved in respect of the Class C shares on May 20, 1999 by the Directors, including a majority of the Qualified Directors, and became effective in respect of the Class C shares on June 1, 1999. The 12b-1 Plans will continue in effect through December 31 of each year so long as such continuance is approved annually by a majority vote of both the Directors and the Qualified Directors of the Series, cast in person at a meeting called for the purpose of voting on such approval. The 12b-1 Plans may not be amended to increase materially the amounts payable to Service Organizations with respect to a Class without the approval of a majority of the outstanding voting securities of the Class. If the amount payable in respect of Class A shares under the 12b-1 Plans is proposed to be increased materially, the Fund will either (1) permit holders of Class B shares to vote as a separate class on the proposed increase or (2) establish a new class of shares subject to the same payment under the 12b-1 Plans as existing Class A shares, in which case the Class B shares will thereafter convert into the new class instead of into Class A shares. No material amendment to the 12b-1 Plans may be made except by a majority of both the Directors and Qualified Directors.

The 12b-1 Plans require that the Treasurer of the Series shall provide to the Directors, and the Directors shall review, at least quarterly, a written report of the amounts expended (and purposes therefor) under the 12b-1 Plans. Rule 12b-1 also requires that the selection and nomination of Directors who are not "interested persons" of the Series be made by such disinterested Directors.


Seligman Services acts as the broker/dealer of record for shareholder accounts of the Series that do not have a designated financial advisor and receives compensation pursuant to each Fund's 12b-1 Plan for providing personal services and account maintenance to such accounts and other distribution services. For the years ended December 31, 2001, 2000 and 1999, Seligman Services received distribution and service fees pursuant to the Large-Cap Value Fund's 12b-1 Plan in the amounts of $15,547, $15,874and $14,754, respectively. For the years ended December 31, 2001, 2000 and 1999, Seligman Services received distribution and service fees pursuant to the Small-Cap Value Fund's 12b-1 Plan in the amounts of $11,026, and $10,364, respectively.


                    Brokerage Allocation and Other Practices

Brokerage Transactions

Seligman will seek the most favorable price and execution in the purchase and sale of portfolio securities for each Fund of the Series. When two or more of the investment companies in the Seligman Group or other investment advisory clients of Seligman desire to buy or sell the same security at the same time, the securities purchased or sold are allocated by Seligman in a manner believed to be equitable to each. There may be possible advantages or disadvantages of such transactions with respect to price or the size of positions readily obtainable or saleable.

In over-the-counter markets, the Series deals with responsible primary market makers unless a more favorable execution or price is believed to be obtainable. Each Fund may buy securities from or sell securities to dealers acting as principal, except dealers with which the Series' directors and/or officers are affiliated.


For the years ended December 31, 2001, 2000 and 1999, the Large-Cap Value Fund paid total brokerage commissions to others for execution, research and statistical services in the amounts of $352,806, $180,958 and $133,709, respectively. For the years ended December 31, 2001, 2000 and 1999, the Small-Cap Value Fund paid total brokerage commissions to others for execution, research and statistical services in the amounts of $347,560, $193,226 and $286,199, respectively. The amount of brokerage commissions paid by the Large-Cap Value Fund increased in 2000 due to the Fund's increase in new assets under management. The amount of brokerage commission paid the Small-Cap Value Fund has decreased in 2000 due to the Fund's decrease in new assets under management.


Commissions


For the years ended December 31, 2001, 2000 and 1999, the Series did not execute any portfolio transactions with, and therefore did not pay any commissions to, any broker affiliated with either the Series, Seligman, or Seligman Advisors.

Brokerage Selection

Consistent with seeking the most favorable price and execution when buying or selling portfolio securities, Seligman may give consideration to the research, statistical, and other services furnished by brokers or dealers to Seligman for its use, as well as the general attitude toward and support of investment companies demonstrated by such brokers or dealers. Such services include supplemental investment research, analysis, and reports concerning issuers, industries, and securities deemed by Seligman to be beneficial to a Fund. In addition, Seligman is authorized to place orders with brokers who provide supplemental investment and market research and security and economic analysis although the use of such brokers may result in a higher brokerage charge to the Series than the use of brokers selected solely on the basis of seeking the most favorable price and execution and although such research and analysis may be useful to Seligman in connection with its services to clients other than the Series.

Directed Brokerage


During the year ended December 31, 2001, neither the Series nor Seligman, through an agreement or understanding with a broker, or otherwise through an internal allocation procedure, directed any of its brokerage transactions to a broker because of research services provided.


Regular Broker-Dealers


During the year ended December 31, 2001, the Large-Cap Value Fund of the Series acquired securities of its regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or of their parents. The Fund held securities of Citigroup, Inc., the parent company of Salomon Smith Barney, with an aggregate value of $9,759,450 as of December 31, 2001.

During the year ended December 31, 2001, the Small-Cap Value Fund did not acquire securities of its regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or of their parents.


                       Capital Stock and Other Securities

Capital Stock

The Directors of the Series are authorized to issue, create and classify shares of capital stock in separate funds without further action by shareholders. Shares of capital stock of each Fund have a par value of $.001 and are divided into five classes, designated as Class A common stock, Class B common stock, Class C common stock, Class D common stock and Class I common stock. Each share of a Fund's Class A, Class B, Class C, Class D and Class I common stock is equal as to earnings, assets and voting privileges, except that each class bears its own separate distribution and, potentially, certain other class expenses and has exclusive voting rights with respect to any matter to which a separate vote of any class is required by the 1940 Act or applicable state law. The Series has adopted a Plan (Multiclass Plan) pursuant to Rule 18f-3 under the 1940 Act permitting the issuance and sale of multiple classes of common stock. In accordance with the Articles of Incorporation, the Board of Directors may authorize the creation of additional classes of common stock with such characteristics as are permitted by the Multiclass Plan and Rule 18f-3. The 1940 Act requires that where more than one class exists, each class must be preferred over all other classes in respect of assets specifically allocated to such class. Shares have non-cumulative voting rights for the election of directors. Each outstanding share will be fully paid and non-assessable, and freely transferable. There are no liquidation, conversion or prescriptive rights.

Other Securities

The Series has no authorized securities other than the above-mentioned common stock.

                   Purchase, Redemption, and Pricing of Shares

Purchase of Shares

Class A

Purchase Price. Class A shares of each Fund of the Series may be purchased at a price equal to the next determined net asset value per share, plus an initial sales charge.

Employee and Family Member Sales Charge Reductions. Class A shares of the Funds may be issued without a sales charge to present and former directors, trustees, officers, employees (and their family members) of the Funds, the other investment companies in the Seligman Group, and Seligman and its affiliates. Family members are defined to include lineal descendants and lineal ancestors, siblings (and their spouses and children) and any company or organization controlled by any of the foregoing. Such sales may also be made to employee benefit plans and thrift plans for such persons and to any investment advisory, custodial, trust or other fiduciary account managed or advised by Seligman or any affiliate. The sales may be made for investment purposes only, and shares may be resold only to the Funds. Class A shares may be sold at net asset value to these persons since such sales require less sales effort and lower sales related expenses as compared with sales to the general public.


Purchases of Class A shares by a "single person" (as defined below under "Persons Entitled to Reductions") may be eligible for the following reductions in initial sales charges:

Volume Discounts are provided if the total amount being invested in Class A shares of a Fund alone, or in any combination with Class A shares of the other mutual funds in the Seligman Group which are sold with an initial sales charge, reaches levels indicated in the sales charge schedule set forth in the Prospectuses.

The Right of Accumulation allows an investor to combine the amount being invested in Class A shares of a Fund and Class A shares of the other Seligman mutual funds sold with an initial sales charge with the total net asset value of Class A shares of those mutual funds already owned that were sold with an initial sales charge and the total net asset value of Class A shares of Seligman Cash Management Fund which were acquired through an exchange of Class A shares of another Seligman mutual fund on which there was an initial sales charge at the time of purchase to determine reduced sales charges in accordance with the schedule in the Prospectuses. The value of the Class A shares owned, including the value of Class A shares of Seligman Cash Management Fund acquired in an exchange of Class A shares of another Seligman mutual fund on which there was an initial sales charge at the time of purchase will be taken into account in orders placed through an authorized dealer or financial advisor or directly with Seligman Advisors; however, this applies only if Seligman Advisors is notified by an investor or authorized dealer or financial advisor of the amount owned by the investor at the time the purchase is made and is furnished sufficient information to permit confirmation.


A Letter of Intent allows an investor to purchase Class A shares over a 13-month period at reduced initial sales charges in accordance with the schedule in the Prospectuses, based on the total amount of Class A shares of a Fund that the letter states the investor intends to purchase plus the total net asset value of Class A shares that were sold with an initial sales charge of the other Seligman mutual funds already owned and the total net asset value of Class A shares of Seligman Cash Management Fund which were acquired through an exchange of Class A shares of another Seligman mutual fund on which there was an initial sales charge at the time of purchase. Reduced sales charges also may apply to purchases made within a 13-month period starting up to 90 days before the date of execution of a letter of intent.


Persons Entitled To Reductions. Reductions in initial sales charges apply to purchases of Class A shares by a "single person," including an individual; members of a family unit comprising husband, wife and minor children; or a director or other fiduciary purchasing for a single fiduciary account. Employee benefit plans qualified under Section 401 of the Internal Revenue Code of 1986, as amended, organizations tax exempt under Section 501(c)(3) or (13) of the Internal Revenue Code, and non-qualified employee benefit plans that satisfy uniform criteria are considered "single persons" for this purpose. The uniform criteria are as follows:

     1. Employees must authorize the employer, if requested by the Series, to receive in bulk and to distribute to each participant on a timely basis the Series Prospectuses, reports, and other shareholder communications.

     2. Employees participating in a plan will be expected to make regular periodic investments (at least annually). A participant who fails to make such investments may be dropped from the plan by the employer or the Series 12 months and 30 days after the last regular investment in his account. In such event, the dropped participant would lose the discount on share purchases to which the plan might then be entitled.

     3. The employer must solicit its employees for participation in such an employee benefit plan or authorize and assist an investment dealer in making enrollment solicitations.

Eligible Employee Benefit Plans. The table of sales charges in the Prospectuses applies to sales to "eligible employee benefit plans," except that the Series may sell shares at net asset value to "eligible employee benefit plans" which have at least (1) $500,000 invested in the Seligman Group of mutual funds or (2) 50 eligible employees to whom such plan is made available. "Eligible employee benefit plan" means any plan or arrangement, whether or not tax qualified, which provides for the purchase of Series' shares. Sales are believed to require limited sales effort and sales-related expenses and therefore are made at net asset value However, Section 403(b) plans sponsored by public educational institutions are not eligible for net asset value purchases based on the aggregate investment made by the plan or number of eligible employees.

Sales to eligible employee benefit plans must be made in connection with a payroll deduction system or plan funding or other systems acceptable to Seligman Data Corp., the Funds' shareholder servicing agent. Contributions or account information for plan participation also should be transmitted to Seligman Data Corp. by methods which it accepts. Additional information about "eligible employee benefit plans" is available from financial advisors or Seligman Advisors.

Further Types of Reductions. Class A shares may also be issued without an initial sales charge in the following instances:

(1) to any registered unit investment trust which is the issuer of periodic payment plan certificates, the net proceeds of which are invested in Series' shares;

(2) to separate accounts established and maintained by an insurance company which are exempt from registration under Section 3(c)(11) of the 1940 Act;

(3) to registered representatives and employees (and their spouses and minor children) of any dealer that has a sales agreement with Seligman Advisors;

(4)  to financial institution trust departments;

(5) to registered investment advisers exercising discretionary investment authority with respect to the purchase of Series' shares;

(6) to accounts of financial institutions or authorized dealers or investment advisors that charge account management fees, provided Seligman or one of its affiliates has entered into an agreement with respect to such accounts;

(7) pursuant to sponsored arrangements with organizations which make recommendations to, or permit group solicitations of, its employees, members or participants in connection with the purchase of shares of the Series;

(8) to other investment companies in the Seligman Group in connection with a deferred fee arrangement for outside directors, or pursuant to a "fund of funds" arrangement;

(9)  to certain "eligible employee benefit plans" as discussed above;

(10) to those partners and employees of outside counsel to the Fund or its directors or trustees who regularly provide advice and services to the Fund, to other funds managed by Seligman, or to their directors or trustees; and

(11) in connection with sales pursuant to a 401(k) alliance program which has an agreement with Seligman Advisors.

CDSC Applicable to Class A Shares. Class A shares purchased without an initial sales charge due to a purchase of $1,000,000 or more either alone or through a Volume Discount, Right of Accumulation, or Letter of Intent are subject to a CDSC of 1% on redemptions of such shares within eighteen months of purchase. Employee benefit plans eligible for net asset value sales may be subject to a CDSC of 1% for terminations at the plan level only, on redemptions of shares purchased within eighteen months prior to plan termination. Other available reductions will not be subject to a 1% CDSC. The 1% CDSC will be waived on shares that were purchased through Morgan Stanley Dean Witter & Co. by certain Chilean institutional investors (i.e., pension plans, insurance companies, and mutual funds). Upon redemption of such shares within an eighteen-month period, Morgan Stanley Dean Witter will reimburse Seligman Advisors a pro rata portion of the fee it received from Seligman Advisors at the time of sale of such shares.

See "CDSC Waivers" below for other waivers which may be applicable to Class A shares.

Class B

Class B shares of each Fund of the Series may be purchased at a price equal to the next determined net asset value, without an initial sales charge. However, Class B shares are subject to a CDSC if the shares are redeemed within six years of purchase at rates set forth in the table below, charged as a percentage of the current net asset value or the original purchase price, whichever is less.

Years Since Purchase                                         CDSC
--------------------                                         ----
Less than 1 year ..........................................   5%
1 year or more but less than 2 years ......................   4%
2 years or more but less than 3 years .....................   3%
3 years or more but less than 4 years .....................   3%
4 years or more but less than 5 years .....................   2%
5 years or more but less than 6 years .....................   1%
6 years or more ...........................................   0%

Approximately eight years after purchase, Class B shares will convert automatically to Class A shares. Shares purchased through reinvestment of dividends and distributions on Class B shares also will convert automatically to Class A shares along with the underlying shares on which they were earned.

Conversion occurs at the end of the month which precedes the eighth anniversary of the purchase date. If Class B shares of a Fund are exchanged for Class B shares of another Seligman Mutual Fund, the conversion period applicable to the Class B shares acquired in the exchange will apply, and the holding period of the shares exchanged will be tacked onto the holding period of the shares acquired. Class B shareholders of each Fund exercising the exchange privilege will continue to be subject to such Fund's CDSC schedule if such schedule is higher or longer than the CDSC schedule relating to the new Class B shares. In addition, Class B shares of each Fund acquired by exchange will be subject to such Fund's CDSC schedule if such schedule is higher or longer than the CDSC schedule relating to the Class B shares of the Seligman mutual fund from which the exchange has been made.

Class C

Class C shares may be purchased at a price equal to the next determined net asset value, plus an initial sales charge. Purchases of Class C shares by a "single person" may be eligible for the reductions in initial sales charges described above for Class A shares. Class C shares are subject to a CDSC of 1% if the shares are redeemed within eighteen months of purchase, charged as a percentage of the current net asset value or the original purchase price, whichever is less.

Class D

Class D shares of each Fund of the Series may be purchased at a price equal to the next determined net asset value, without an initial sales charge. However, Class D shares are subject to a CDSC of 1% if the shares are redeemed within one year of purchase, charged as a percentage of the current net asset value or the original purchase price, whichever is less. Unlike Class B shares, Class D shares do not automatically convert to Class A shares after eight years.

Systematic Withdrawals. Class B, Class C and Class D shareholders of each Fund who reinvest both their dividends and capital gain distributions to purchase additional shares of each Fund, respectively, may use the Fund's Systematic Withdrawal Plan to withdraw up to 12% and 10%, respectively, of the value of their accounts per year without the imposition of a CDSC. Account value is determined as of the date the systematic withdrawals begin.

CDSC Waivers. The CDSC on Class B, Class B and Class D shares of each Fund of the Series (and certain Class A shares, as discussed above) will be waived or reduced in the following instances:

(1) on redemptions following the death or disability (as defined in Section 72(m)(7) of the Internal Revenue Code) of a shareholder or beneficial owner;

(2)  in connection with (1) distributions from retirement plans qualified under
     Section 401(a) of the Internal Revenue Code when such redemptions are necessary to make distributions to plan participants (such payments include, but are not limited to, death, disability, loans, retirement, or separation of service), (2) distributions from a custodial account under
     Section 403(b)(7) of the Internal Revenue Code or an IRA due to death, disability, minimum distribution requirements after attainment of age 70 1/2 or, for accounts established prior to January 1, 1998, attainment of age 59 1/2, and (3) a tax-free return of an excess contribution to an IRA;

(3) in whole or in part, in connection with shares sold to current and retired Directors of the Series;

(4) in whole or in part, in connection with shares sold to any state, county, or city or any instrumentality, department, authority, or agency thereof, which is prohibited by applicable investment laws from paying a sales load or commission in connection with the purchase of any registered investment management company;

(5)  in whole or in part, in connection with systematic withdrawals;

(6) in connection with participation in the Merrill Lynch Small Market 401(k) Program;

(7) on incidental redemptions to cover administrative expenses (such expenses include, but are not limited to, trustee fees, wire fees or courier fees) not to exceed $25.00 per occurrence.

If, with respect to a redemption of any Class A, Class B, Class C or Class D shares sold by a dealer, the CDSC is waived because the redemption qualifies for a waiver as set forth above, the dealer shall remit to Seligman Advisors promptly upon notice, an amount equal to the payment or a portion of the payment made by Seligman Advisors at the time of sale of such shares.

Class I


Class I shares are not subject to any initial or contingent sales charges or distribution expense. This Class, however, is only offered to certain types of investors. Class I shares may be purchased only by a "qualified tuition program" (within the meaning of Section 529 of the Internal Revenue Code) approved by Seligman Advisors and certain qualified employee benefit plans offered to employees of Seligman and its affiliates.


Payment in Securities. In addition to cash, the Series may accept securities in payment for Series' shares sold at the applicable public offering price (net asset value and, if applicable, any sales charge), although the Series does not presently intend to accept securities in payment for its shares. Generally, the Series will only consider accepting securities (l) to increase its holdings in a portfolio security, or (2) if Seligman determines that the offered securities are a suitable investment for the Series and in a sufficient amount for efficient management. Although no minimum has been established, it is expected that the Series would not accept securities with a value of less than $100,000 per issue in payment for shares. The Series may reject in whole or in part offers to pay for Series' shares with securities, may require partial payment in cash for applicable sales charges, and may discontinue accepting securities as payment for Series' shares at any time without notice. The Series will not accept restricted securities in payment for shares. The Series will value accepted securities in the manner provided for valuing portfolio securities of the Series. Any securities accepted by the Series in payment for Series' shares will have an active and substantial market and have a value which is readily ascertainable.

Fund Reorganizations

Class A shares and Class C shares of each Fund of the Series may be issued without an initial sales charge in connection with the acquisition of cash and securities owned by other investment companies. Any CDSC will be waived in connection with the redemption of a Fund's shares if the Fund is combined with another Seligman mutual fund, or in connection with a similar reorganization transaction.

Offering Price

When you buy or sell shares of each Fund, you do so at the Class's net asset value (NAV) next calculated after Seligman Advisors accepts your request. Any applicable sales charge will be added to the purchase price for Class A shares and Class C shares.

NAV per share of each class of a Fund is determined as of the close of regular trading on the New York Stock Exchange (normally, 4:00 p.m. Eastern time), on each day that the NYSE is open for business. The NYSE is currently closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. NAV per share for a class of a Fund is computed by dividing such class's share of the value of the net assets of the Fund (i.e., the value of its assets less liabilities) by the total number of outstanding shares of such class. All expenses of a Fund, including the management fee, are accrued daily and taken into account for the purpose of determining NAV. The NAV of Class B, Class C and Class D shares will generally be lower than the NAV of Class A shares as a result of the higher 12b-1 fees with respect to such shares, which in turn will be lower than the NAV of Class I shares, which have no 12b-1 fee and which may have lower other expenses.

Portfolio securities, including open short positions and options written, are valued at the last sale price on the securities exchange or securities market on which such securities primarily are traded. Securities traded on a foreign exchange or over-the-counter market are valued at the last sales price on the primary exchange or market on which they are traded. United Kingdom securities and securities for which there are no recent sales transactions are valued based on quotations provided by primary market makers in such securities. Any securities for which recent market quotations are not readily available, including restricted securities, are valued at fair value as determined in accordance with procedures approved by the Board of Directors. Short-term obligations with less than 60 days remaining to maturity are generally valued at amortized cost. Short-term obligations with more than 60 days remaining to maturity will be valued on an amortized cost basis based on the value of such date unless the Board determines that this amortized cost value does not represent fair market value. Expenses and fees, including the management fee, are accrued daily and taken into account for the purpose of determining the net asset value of each Fund's shares. Premiums received on the sale of call options will be included in the net asset value, and the current market value of the options sold by each Fund will be subtracted from its net asset value.

Generally, trading in foreign securities, as well as US Government securities, money market instruments and repurchase agreements, is substantially completed each day at various times prior to the close of regular trading on the NYSE. The values of such securities used in computing the net asset value of the shares of each Fund are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of regular trading on the NYSE. Occasionally, events affecting the value of such securities and such exchange rates may occur between the times at which they are determined and the close of regular trading on the NYSE, which will not be reflected in the computation of net asset value. If during such periods events occur which materially affect the value of such securities, the securities will be valued at their fair market value as determined in accordance with procedures approved by the Board of Directors.

For purposes of determining the net asset value per share of each Fund, all assets and liabilities initially expressed in foreign currencies will be converted into US dollars at the mean between the bid and offer prices of such currencies against US dollars quoted by a major bank that is a regular participant in the foreign exchange market or on the basis of a pricing service that takes into account the quotes provided by a number of such major banks.

Specimen Price Make-Up


Under the current distribution arrangements between the Series and Seligman Advisors, Class A shares and Class C shares are sold with a maximum initial sales charge of 4.75% and 1.00%(1), respectively, and Class B, Class D and Class I shares are sold at NAV(2). Using each Class's NAV at December 31, 2001, the maximum offering price of each Fund's shares is as follows:

                                                                    Large-Cap    Small-Cap
                                                                    Value Fund   Value Fund
                                                                    ----------   ----------
Class A
     Net asset value per share ..................................   $    10.86   $    11.63
     Maximum sales charge (4.75% of offering price) .............         0.54         0.58
                                                                    ----------   ----------
     Offering price to public ...................................   $    11.40   $    12.21
                                                                    ==========   ==========

Class B
     Net asset value and offering price per share(2) ............   $    10.60   $    11.26
                                                                    ==========   ==========

Class C
     Net asset value per share ..................................   $    10.60   $    11.26
     Maximum sales charge (1.00% of offering price(1)) ..........         0.11         0.11
                                                                    ----------   ----------
     Offering price to public ...................................   $    10.71   $    11.37
                                                                    ==========   ==========

Class D
     Net asset value and offering price per share(2) ............   $    10.59   $    11.26
                                                                    ==========   ==========

Class I
     Net asset value and offering price per share ...............   $    10.86   $    11.63
                                                                    ==========   ==========

----------
(1) In addition to the front-end sales charge of 1.00%, Class C shares are subject to a 1% CDSC if you redeem your shares with in 18 months of purchase.

(2) Class B shares are subject to a CDSC declining from 5% in the first year after purchase to 0% after six years. Class D shares are subject to a 1% CDSC if you redeem your shares within one year of purchase.

Redemption in Kind

The procedures for selling Series' shares under ordinary circumstances are set forth in the Prospectuses. In unusual circumstances, payment may be postponed, or the right of redemption postponed for more than seven days, if: (i) the orderly liquidation of portfolio securities is prevented by the closing of, or restricted trading on, the NYSE; (ii) during periods of emergency which make the disposal by the Funds of their shares impracticable or it is not reasonably practicable for the Funds to fairly determine the value of their respective net assets; or (iii) such other periods as ordered by the SEC for the protection of the Funds' shareholders. Under these circumstances, redemption proceeds may be made in securities. If payment is made in securities, a shareholder may incur brokerage expenses in converting these securities to cash.

                             Taxation of the Series

Each Fund is qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. For each year so qualified, each Fund will not be subject to federal income taxes on its net investment income and capital gains, if any, realized during any taxable year, which it distributes to its shareholders, provided that at least 90% of its net investment income and net short-term capital gains are distributed to shareholders each year.

Dividends from net investment income and distributions from net short-term capital gains are taxable as ordinary income to shareholders, whether received in cash or reinvested in additional shares. To the extent designated as derived from a Fund's dividend income that would be eligible for the dividends received deduction if the Fund were not a regulated investment company, they are eligible, subject to certain restrictions, for the 70% dividends received deduction for corporations.

Distributions of net capital gains (i.e., the excess of net long-term capital gains over any net short-term losses) are taxable as long-term capital gain, whether received in cash or invested in additional shares, regardless of how long the shares have been held by a shareholder. Such distributions are not eligible for the dividends received deduction allowed to corporate shareholders. Shareholders receiving distributions in the form of additional shares issued by the Series will be treated for federal income tax purposes as having received a distribution in an amount equal to the fair market value on the date of distribution of the shares received. Individual shareholders generally will be subject to federal tax on distributions of net capital gains at a maximum rate of 20% if designated as derived from the Series' capital gains from property held for more than one year.

Any gain or loss realized upon a sale or redemption of shares in each Fund by a shareholder who is not a dealer in securities will generally be treated as a long-term capital gain or loss if the shares have been held for more than one year and otherwise as a short-term capital gain or loss. Individual shareholders will be subject to federal income tax on net capital gains at a maximum rate of 20% in respect of shares held for more than one year. Net capital gain of a corporate shareholder is taxed at the same rate as ordinary income. However, if shares on which a long-term capital gain distribution has been received are subsequently sold or redeemed and such shares have been held for six months or less, any loss realized will be treated as long-term capital loss to the extent that it offsets the long-term capital gain distribution. In addition, no loss will be allowed on the sale or other disposition of shares of each Fund if, within a period beginning 30 days before the date of such sale or disposition and ending 30 days after such date, the holder acquires (including shares acquired through dividend reinvestment) securities that are substantially identical to the shares of such Fund.

In determining gain or loss on shares of each Fund that are sold or exchanged within 90 days after acquisition, a shareholder generally will not be permitted to include in the tax basis attributable to such shares the sales charge incurred in acquiring such shares to the extent of any subsequent reduction of the sales charge by reason of the Exchange or Reinstatement Options offered by the Series. Any sales charge not taken into account in determining the tax basis of shares sold or exchanged within 90 days after acquisition will be added to the shareholder's tax basis in the shares acquired pursuant to the Exchange or Reinstatement Options.

Each Fund will generally be subject to an excise tax of 4% on the amount of any income or capital gains, above certain permitted levels, distributed to shareholders on a basis such that such income or gain is not taxable to shareholders in the calendar year in which it was earned. Furthermore, dividends declared in October, November or December, payable to shareholders of record on a specified date in such a month and paid in the following January will be treated as having been paid by the Fund and received by each shareholder in December. Under this rule, therefore, shareholders may be taxed in one year on dividends or distributions actually received in January of the following year.

Shareholders are urged to consult their tax advisors concerning the effect of federal income taxes in their individual circumstances.


Unless a shareholder includes a certified taxpayer identification number (social security number for individuals) on the account application and certifies that the shareholder is not subject to backup withholding, the Series is required to withhold and remit to the US Treasury a portion of distributions and other reportable payments to the shareholder. Shareholders should be aware that, under regulations promulgated by the Internal Revenue Service, the Series may be fined $50 annually for each account for which a certified taxpayer identification number is not provided. In the event that such a fine is imposed, the Series may charge a service fee of up to $50 that may be deducted from the shareholder's account and offset against any of its undistributed dividends and capital gain distributions. The Series also reserves the right to close any account which does not have a certified taxpayer identification number.


                                  Underwriters

Distribution of Securities

The Series and Seligman Advisors are parties to a Distributing Agreement dated March 20, 1997 under which Seligman Advisors acts as the exclusive agent for distribution of shares of the Series. Seligman Advisors accepts orders for the purchase of the Series' shares, which are offered continuously. As general distributor of the Series' shares, Seligman Advisors allows reallowances to all dealers on sales of Class A shares and Class C shares, as set forth above under "Dealer Reallowances." Seligman Advisors retains the balance of sales charges and any CDSCs paid by investors.


Total initial sales charges paid by shareholders of Class A shares of the Large-Cap Value Fund for the years ended December 31, 2001, 2000 and 1999, amounted to $374,846, $160,065 and $291,421, respectively, of which $42,396,
$18,636 and $34,003, respectively, was retained by Seligman Advisors. Total initial sales charges paid by shareholders of Class C shares of the Large-Cap Value Fund for the years ended December 31, 2001, 2000 and for the period from May 27, 1999 (commencement of operations) through December 31, 1999 amounted to $478,928, $201,305 and $96,255, respectively, none of which was retained by Seligman Advisors.

Total initial sales charges paid by shareholders of Class A shares of the Small-Cap Value Fund for the years ended December 31, 2001, 2000 and 1999, amounted to $195,873, $61,956 and $104,451, respectively, of which $22,320,
$7,354 and $11,928, respectively, was retained by Seligman Advisors. Total initial sales charges paid by shareholders of Class C shares of the Small-Cap Value Fund for the years ended December 31, 2001, 2000 and for the period from May 27, 1999 (commencement of operations) through December 31, 1999 amounted to $82,955, $23,675 and $13,377, respectively, none of which was retained by Seligman Advisors.


Compensation


Seligman Advisors, which is an affiliated person of Seligman, which is an affiliated person of the Series, received the following commissions and other compensation from each Fund during its year ended December 31, 2001:

                            Net Underwriting       Compensation on
                             Discounts and         Redemptions and
                              Commissions            Repurchases
                           (Class A and Class     (CDSC on Class A,
                            C Sales Charges      Class C and Class D        Brokerage         Other
   Fund                        Retained)          Shares Retained)         Commissions    Compensation(1)
   ----                        ---------          ----------------         -----------    ---------------

   Large-Cap Value              $42,396               $200,350                 $-0-           $43,878
   Small-Cap Value               22,320                 43,862                  -0-            20,344

(1) Seligman Advisors has sold its rights to collect the distribution fees paid by each Fund in respect of Class B shares and any CDSC imposed on redemptions of Class B shares to the Purchasers in connection with an arrangement discussed above under "Rule 12b-1 Plan." In connection with this arrangement, Seligman Advisors receives payments from the Purchasers based on the value of Class B shares sold. Such payments received for the year ended December 31, 2001 are reflected in the table.


Other Payments

Seligman Advisors shall pay authorized dealers or investment advisors, from its own resources, a fee on purchases of Class A shares of $1,000,000 or more (NAV sales), calculated as follows: 1.00% of NAV sales up to but not including $2 million; .80% of NAV sales from $2 million up to but not including $3 million; ..50% of NAV sales from $3 million up to but not including $5 million; and .25% of NAV sales from $5 million and above. The calculation of the fee will be based on assets held by a "single person," including an individual, members of a family unit comprising husband, wife and minor children purchasing securities for their own account, or a trustee or other fiduciary purchasing for a single fiduciary account or single trust. Purchases made by a trustee or other fiduciary for a fiduciary account may not be aggregated with purchases made on behalf of any other fiduciary or individual account.

Seligman Advisors shall also pay authorized dealers or investment advisors, from its own resources, a fee on assets of certain investments in Class A shares of the Seligman mutual funds participating in an "eligible employee benefit plan" that are attributable to the particular authorized dealer or investment advisor. The shares eligible for the fee are those on which an initial sales charge was not paid because either the participating eligible employee benefit plan has at least (1) $500,000 invested in the Seligman mutual funds or (2) 50 eligible employees to whom such plan is made available. Class A shares representing only an initial purchase of Seligman Cash Management Fund are not eligible for the fee. Such shares will become eligible for the fee once they are exchanged for shares of another Seligman mutual fund. The payment is based on cumulative sales for each Plan during a single calendar year, or portion thereof. The payment schedule, for each calendar year, is as follows: 1.00% of sales up to but not including $2 million; .80% of sales from $2 million up to but not including $3 million; .50% of sales from $3 million up to but not including $5 million; and ..25% of sales from $5 million and above. The fees in the two preceding paragraphs are not duplicative, e.g., the fee is paid one time to authorized dealers or investment advisors for each purchase of Class A shares of $1,000,000 or more participating in an eligible employee benefit plan.

Seligman Advisors may from time to time assist dealers by, among other things, providing sales literature to, and holding informational programs for the benefit of, dealers' registered representatives. Dealers may limit the participation of registered representatives in such informational programs by means of sales incentive programs which may require the sale of minimum dollar amounts of shares of Seligman mutual funds. Seligman Advisors may from time to time pay a bonus or other incentive to dealers that sell shares of the Seligman mutual funds. In some instances, these bonuses or incentives may be offered only to certain dealers which employ registered representatives who have sold or may sell a significant amount of shares of the Fund and/or certain other mutual funds managed by Seligman during a specified period of time. Such bonus or other incentive will be made in the form of cash or, if permitted, may take the form of non-cash payments. The non-cash payments will include (i) business seminars at Seligman's headquarters or other locations, (ii) travel expenses, including meals, entertainment and lodging, incurred in connection with trips taken by qualifying registered representatives and members of their families to places within or outside the United States, or (iii) the receipt of certain merchandise. The cash payments may include payment of various business expenses of the dealer. The cost to Seligman Advisors of such promotional activities and payments shall be consistent with the rules of the National Association of Securities Dealers, Inc., as then in effect.

                         Calculation of Performance Data


The Fund may quote performance data in various ways. All performance information supplied by the Fund in advertising is historical and past performance is not indicative of future investment results. The rate of return will vary and the principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost.

Performance Calculations

Performance quoted in advertising reflects any change in price per share, assumes the reinvestment of dividends and capital gain distributions and may or may not include the effect of a Class's initial maximum sales charge and/or contingent deferred sales charge (CDSC), as applicable. Such performance may be quoted as a percentage or as a dollar amount, may be calculated over any time period and may be presented in a table, graph or similar illustration. Excluding applicable sales charges from a performance calculation produces a higher performance figure than if such sales charges were included in the calculation.

Average annual total returns are calculated by determining the growth or decline in the value of a hypothetical investment in the Fund over a stated period, and then calculating the annual rate required for this hypothetical investment to grow to the amount that would have been received upon a redemption at the end of such period (i.e., the average annual compound rate of return). Cumulative total returns reflect the simple change in the value of a hypothetical investment in the Fund over a stated period.

Historical Investment Results


Class A


The average annual total returns for Class A shares of the Large-Cap Value Fund for the one- year period ended December 31, 2001 and for the period April 25, 1997 (commencement of offering) through December 31, 2001 were (14.15)% and 9.88%, respectively. The average annual total returns for Class A shares of the Small-Cap Value Fund for the one-year period ended December 31, 2001 and for the period April 25, 1997 (commencement of offering) through December 31, 2001 were 10.66% and 10.03%, respectively. These returns were computed by subtracting the maximum sales charge of 4.75% of the public offering price and assuming that all of the dividends and capital gain distributions paid by each Fund's Class A shares, if any, were reinvested over the relevant periods. It was then assumed that at the end of the one-year period and the period since inception, the entire amount was redeemed. The average annual total returns were then determined by calculating the rate required for the initial investment to grow to the amount which would have been received upon redemption (income and capital).

The cumulative total return for Class A shares of the Large-Cap Value Fund and the Small-Cap Value Fund for the period from April 25, 1997 (commencement of offering of Class A shares) through December 31, 2001 were 55.52% and 56.52%, respectively. Thus, a $1,000 investment in Class A shares of the Large-Cap Value Fund made on April 25, 1997 (commencement of offering of Class A shares) had a value of $1,555 on December 31, 2001 ; and a $1,000 investment in Class A shares of the Small-Cap Value Fund made on April 25, 1997 (commencement of offering of shares) had a value of $1,565 on December 31, 2001.


Class B


The average annual total returns for Class B shares of the Large-Cap Value Fund for the one-year period ended December 31, 2001 and for the period April 25, 1997 (commencement of offering) through December 31, 2001 were (15.03)% and 9.89%, respectively. The average annual total returns for Class B shares of the Small-Cap Value Fund for the one-year period ended December, 2001 and for the period April 25, 1997 (commencement of offering) through December 31, 2001 were 10.37% and 10.13%, respectively. These returns were computed assuming that all of the dividends and capital gain distributions paid by each Fund's Class B shares, if any, were reinvested over the relevant periods. It was then assumed that at the end of the one-year period and the period since inception, the entire amount was redeemed, subtracting the applicable CDSC.

The cumulative total return for Class B shares of the Large-Cap Value Fund and the Small-Cap Value Fund for the period from April 25, 1997 (commencement of offering of Class B shares) through December 31, 2001 were 55.56% and 57.21%. Thus, a $1,000 investment in Class B shares of the Large-Cap Value Fund made on April 25, 1997 (commencement of offering of Class B shares) had a value of $1,556 on December 31, 2001; and a $1,000 investment in Class B shares of the Small-Cap Value Fund made on April 25, 1997 (commencement of offering of Class B shares) had a value of $1,572 on December 31, 2001.


Class C


The average annual total returns for Class C shares of the Large-Cap Value Fund for the one-year period ended December 31, 2001 and for the period from May 27, 1999 (commencement of operations) through Decembe 31, 2001 were (12.36)% and 1.29%, respectively. The average annual total returns for Class C shares of the Small-Cap Value Fund for the one-year period ended December 31, 2001 and for the period from May 27, 1999 (commencement of operations) through December 31, 2001 were 13.21% and 13.29%, respectively. These returns were computed by subtracting the maximum sales charge of 1.00% of the public offering price and assuming that all of the dividends and capital gain distributions paid by each Fund's Class C shares, if any, were reinvested over the relevant periods. It was then assumed that at the end of the one-year period and the period since inception, the entire amount was redeemed, subtracting the 1% CDSC.

The cumulative total return for on Class C shares of the Large-Cap Value Fund and the Small-Cap Value Fund for the period from May 27, 1999 (commencement of operations) through December 31, 2001 were 3.39% and 38.34%, respectively. Thus, a $1,000 investment in Class C shares of the Large-Cap Value Fund made on May 27, 1999 (commencement of operations) had a value of $1,034 on December 31, 2001; and a $1,000 investment in Class C shares of the Small-Cap Value Fund made on May 27, 1999 (commencement of operations) had a value of $1,383 on December 31, 2001.


Class D


The average annual total returns for Class D shares of the Large-Cap Value Fund for the one-year period ended December 31, 2001 and for the period April 25, 1997 (commencement of offering) through December 31, 2001 were (11.48)% and 10.16%, respectively. The average annual total returns for Class D shares of the Small-Cap Value Fund for the one-year period ended December 31, 2001 and for the period April 25, 1997 (commencement of offering) through December, 2001 were 14.37% and 10.43%, respectively. These returns were computed assuming that all of the dividends and capital gain distributions paid by each Fund's Class D shares, if any, were reinvested over the relevant periods. It was then assumed that at the end of the one-year period and the period since inception, the entire amount was redeemed, subtracting the 1% CDSC, if applicable.

The cumulative total return for Class D shares of the Large-Cap Value Fund and the Small-Cap Value Fund for the period from April 25, 1997 (commencement of offering of Class D shares) through December 31, 2001 were 57.42% and 59.21%, respectively. Thus, a $1,000 investment in Class D shares of the Large-Cap Value Fund made on April 25, 1997 (commencement of offering of Class D shares) had a value of $1,574 on December 31, 2001; and a $1,000 investment in Class D shares of the Small-Cap Value Fund made on April 25, 1997 (commencement of offering of Class D shares) had a value of $1,592 on December 31, 2001.


Class I


The cumulative total return for Class I shares of the Large-Cap Value Fund and Small-Cap Value Fund for the period November 30, 2001 (commencement of offering of Class I shares) through December 31, 2001 were 1.13% and 6.89%, respectively. These returns were computed assuming that all of the dividends and capital gain distributions paid by each Fund's Class I shares, if any, were reinvested over the relevant period. It was then assumed that at the end of the period since inception, the entire amount was redeemed. Thus, a $1,000 investment in Class I shares of the Large-Cap Value Fund and the Small-Cap Value Fund made on November 30, 2001 (commencement of offering of Class I shares), had a value of $1,011 and $1,069, respectively, on December 31, 2001.

The cumulative total return for each Class of shares of the Fund shown above is calculated by assuming a hypothetical initial investment of $1,000 at the beginning of the period specified; subtracting the maximum sales charge for Class A and Class C shares; determining total value of all dividends and distributions that would have been paid during the period on such shares assuming that each dividend or distribution was invested in additional shares at net asset value; calculating the total value of the investment at the end of the period; subtracting the CDSC on Class B, Class C and Class D shares, if applicable; and finally, by dividing the difference between the amount of the hypothetical initial investment at the beginning of the period and its total value at the end of the period by the amount of the hypothetical initial investment.

Other Information


From time to time, reference may be made in advertisements, sales literature or other promotional material (collectively, "Promotional Material") to performance information, including mutual fund rankings prepared by independent reporting services which monitor the performance of mutual funds, including but not limited to Lipper Analytical Services, Inc. and Morningstar, Inc. In calculating the total return of each Fund's Class A, Class B, Class C, Class D and Class I shares, the Lipper analysis assumes investment of all dividends and distributions paid, but does not take into account applicable sales charges. Morningstar's rankings are calculated using a fund's average annual returns for a certain period and a risk factor that reflects a fund's performance relative to three-month Treasury Bill monthly returns. Morningstar's ratings range from five stars (highest) to one star (lowest) and represent Morningstar's assessment of the historical risk level and total return of a fund for 3-, 5-, and 10-year periods and, on an overall basis, based on weighted-average of those periods. Ratings are not absolute and do not represent future performance results.

Each Fund's Promotional Material may disclose (i) the top ten holdings included in the Fund's portfolio holdings, (ii) market sectors and statistical data describing portfolio composition, (iii) discussions of general economic or financial principals, (iv) discussions of general economic trends, (v) descriptions of investment strategies for each Fund (vi) descriptions or comparisons of various savings and investment products, which may not include a Fund and (vii) comparisons of investment products (including a Fund) with relevant market or industry indices or appropriate benchmarks. Each Fund may also include calculations, such as hypothetical compounding examples, which describe hypothetical investment results. Such performance examples will be based on an express set of assumptions and are not indicative of the future performance of the Fund.

From time to time, each Fund's Promotional Material may portray the historical returns of various asset classes. Such presentations will typically compare the average annual rates of return of inflation, U.S. Treasury bills, bonds, large-cap stocks, and small-cap stocks. There are important differences between each of these investments that should be considered in viewing any such comparison. The market value of stocks will fluctuate with market conditions, and small-stock prices generally will fluctuate more than large-stock prices. Stocks are generally more volatile than bonds. In return for this volatility, stocks have generally performed better than bonds or cash over time. Bond prices generally will fluctuate inversely with interest rates and other market conditions, and the prices of bonds with longer maturities generally will fluctuate more than those of shorter-maturity bonds. Interest rates for bonds may be fixed at the time of issuance, and payment of principal and interest may be guaranteed by the issuer and, in the case of U.S. Treasury obligations, backed by the full faith and credit of the U.S. Treasury.

Each Fund's Promotional Material may make reference to a Fund's "Beta," "Standard Deviation," or "Alpha." Beta measures the volatility of a Fund, as compared to that of the overall market. Standard deviation measures how widely the Fund's performance has varied from its average performance, and is an indicator of the Fund's potential for volatility. Alpha measures the difference between the returns of a Fund and the returns of the market, adjusted for volatility.

Each Fund may also refer in its Promotional Material to selections from editorials or articles about the Fund, including reprints of comments, listings and columns in the financial and other press, the sources of which include BARRON'S, BUSINESS WEEK, CDA/WIESENBERGER MUTUAL FUNDS INVESTMENT REPORT, CHRISTIAN SCIENCE MONITOR, FINANCIAL PLANNING, FINANCIAL TIMES, FINANCIAL WORLD, FORBES, FORTUNE, INDIVIDUAL INVESTOR, INVESTMENT ADVISOR, INVESTORS BUSINESS DAILY, KIPLINGER'S, LOS ANGELES TIMES, MONEY MAGAZINE, MORNINGSTAR, INC., PENSION AND INVESTMENTS, SMART MONEY, THE NEW YORK TIMES, THE WALL STREET JOURNAL, USA TODAY, U.S. NEWS AND WORLD REPORT, WORTH MAGAZINE, WASHINGTON POST and YOUR MONEY.

                              Financial Statements


Each Fund's Annual Report to shareholders for the year ended December 31, 2001 , contains a schedule of investments as of December 31, 2001, as well as certain other financial information as of December 31, 2001. The financial statements and notes included in the Annual Report, and the Independent Auditors' Report thereon, are incorporated herein by reference. The Annual Report will be furnished without charge to investors who request copies of this SAI.


                               General Information

Custodian. State Street Bank and Trust Company, 801 Pennsylvania Avenue, Kansas City, Missouri 64105, serves as custodian of the Series. It also maintains, under the general supervision of Seligman, the accounting records and determines the net asset value for each Fund of the Series.

Auditors. Deloitte & Touche LLP, independent auditors, have been selected as auditors of the Series. Their address is Two World Financial Center, New York, New York 10281.

                                   Appendix A


MOODY'S INVESTORS SERVICE (MOODY'S)
DEBT SECURITIES

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than Aaa bonds because margins of protection may not be as large or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be characteristically lacking or may be unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact may have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers (1, 2 and 3) in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; modifier 2 indicates a mid-range ranking; and modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

COMMERCIAL PAPER

Moody's Commercial Paper Ratings are opinions of the ability of issuers to repay punctually promissory senior debt obligations not having an original maturity in excess of one year. Issuers rated "Prime-1" or "P-1" indicates the highest quality repayment ability of the rated issue.

The designation "Prime-2" or "P-2" indicates that the issuer has a strong ability for repayment of senior short-term promissory obligations. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

The designation "Prime-3" or "P-3" indicates that the issuer has an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Issues rated "Not Prime" do not fall within any of the Prime rating categories.

STANDARD & POOR'S RATINGS SERVICES (S&P)
DEBT SECURITIES

AAA: Debt issues rated AAA are highest grade obligations. Capacity to pay interest and repay principal is extremely strong.

AA: Debt issues rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

A: Debt issues rated A are regarded as upper medium grade. They have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt issues rated BBB are regarded as having an adequate capacity to pay interest and re-pay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and re-pay principal for bonds in this category than for bonds in higher rated categories.

BB, B, CCC, CC: Debt issues rated BB, B, CCC and CC are regarded on balance, as predominantly speculative with respect to capacity to pay interest and pre-pay principal in accordance with the terms of the bond. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions.

C: The rating C is reserved for income bonds on which no interest is being paid.

D: Debt issues rated D are in default, and payment of interest and/or repayment of principal is in arrears.

NR: Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that S&P does not rate a particular type of bond as a matter of policy.

COMMERCIAL PAPER

S&P Commercial Paper ratings are current assessments of the likelihood of timely payment of debts having an original maturity of no more than 365 days.

A-1: The A-1 designation indicates that the degree of safety regarding timely payment is very strong.

A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B: Issues rated "B" are regarded as having only a speculative capacity for timely payment.

C: This rating is assigned to short-term debt obligations with a doubtful capacity of payment.

D: Debt rated "D" is in payment default.

The ratings assigned by S&P may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within its major rating categories.

                                   Appendix B

                 HISTORY OF J. & W. SELIGMAN & CO. INCORPORATED

Seligman's beginnings date back to 1837, when Joseph Seligman, the oldest of eight brothers, arrived in the United States from Germany. He earned his living as a pack peddler in Pennsylvania, and began sending for his brothers. The Seligmans became successful merchants, establishing businesses in the South and East.

Backed by nearly thirty years of business success - culminating in the sale of government securities to help finance the Civil War - Joseph Seligman, with his brothers, established the international banking and investment firm of J. & W. Seligman & Co. In the years that followed, the Seligman Complex played a major role in the geographical expansion and industrial development of the United States.

The Seligman Complex:

....Prior to 1900

o    Helps finance America's fledgling railroads through underwritings.

o Is admitted to the New York Stock Exchange in 1869. Seligman remained a member of the NYSE until 1993, when the evolution of its business made it unnecessary.

o Becomes a prominent underwriter of corporate securities, including New York Mutual Gas Light Company, later part of Consolidated Edison.

o Provides financial assistance to Mary Todd Lincoln and urges the Senate to award her a pension.

o    Is appointed U.S. Navy fiscal agent by President Grant.

o Becomes a leader in raising capital for America's industrial and urban development.

....1900-1910

o    Helps Congress finance the building of the Panama Canal.

....1910s

o Participates in raising billions for Great Britain, France and Italy, helping to finance World War I.

....1920s

o Participates in hundreds of successful underwritings including those for some of the country's largest companies: Briggs Manufacturing, Dodge Brothers, General Motors, Minneapolis-Honeywell Regulatory Company, Maytag Company, United Artists Theater Circuit and Victor Talking Machine Company.


o Forms Tri-Continental Corporation in 1929, today the nation's largest, diversified closed-end equity investment company, and one of its oldest.


....1930s

o Assumes management of Broad Street Investing Co. Inc., its first mutual fund, today known as Seligman Common Stock Fund, Inc.

o    Establishes Investment Advisory Service.

....1940s

o    Helps shape the Investment Company Act of 1940.

o Leads in the purchase and subsequent sale to the public of Newport News Shipbuilding and Dry Dock Company, a prototype transaction for the investment banking industry.

o Assumes management of National Investors Corporation, today Seligman Growth Fund, Inc.

o    Establishes Whitehall Fund, Inc., today Seligman Income Fund, Inc.

....1950-1989


o Develops new open-end investment companies. Today, manages more than 60 mutual fund portfolios.


o Helps pioneer state-specific municipal bond funds, today managing a national and 18 state-specific municipal funds.

o Establishes J. & W. Seligman Trust Company and J. & W. Seligman Valuations Corporation.

o Establishes Seligman Portfolios, Inc., an investment vehicle with fifteen portfolios offered through variable annuity and variable life insurance products.

....1990s

o Introduces Seligman Select Municipal Fund, Inc. and Seligman Quality Municipal Fund, Inc., two closed-end funds that invest in high quality municipal bonds.

o Introduces to the public Seligman Frontier Fund, Inc., a small capitalization mutual fund.

o Launches Seligman Global Fund Series, Inc., which today offers five separate series: Seligman International Growth Fund, Seligman Global Smaller Companies Fund, Seligman Global Technology Fund, Seligman Global Growth Fund and Seligman Emerging Markets Fund.

o Launches Seligman Value Fund Series, Inc., which currently offers two separate series: Seligman Large-Cap Value Fund and Seligman Small-Cap Value Fund.

o Launches innovative Seligman New Technologies Fund, Inc., a closed-end "interval" fund seeking long-term capital appreciation by investing in technology companies, including venture capital investing.

....2000

o Introduces Seligman Time Horizon/Harvester Series, Inc., an asset allocation type mutual fund containing four funds: Seligman Time Horizon 30 Fund, Seligman Time Horizon 20 Fund, Seligman Time Horizon 10 Fund and Seligman Harvester Fund.

o Launches Seligman New Technologies Fund II, Inc., a closed-end "interval" fund seeking long-term capital appreciation by investing in technology companies, including up to 50% in venture capital investing.

....2001

o Launches Seligman Tax-Aware Fund, Inc., an innovative mutual fund seeking to maximize after-tax returns.

o Launches Seligman Investment Grade Fixed Income Fund, Inc., a mutual fund seeking a high level of current income.

PART C.   OTHER INFORMATION

Item 23.  Exhibits.

          All Exhibits listed below have been previously filed, except Exhibits marked with an asterisk (*), which are filed herewith.


(a) Articles Supplementary dated November 19, 2001. (Incorporated by reference to Registrant's Post-Effective Amendment No. 11 filed on November 30, 2001.)


(a)(1) Articles Supplementary dated May 24, 1999. (Incorporated by reference to Registrant's Post-Effective Amendment No. 7 filed on May 28, 1999.)

(a)(2) Articles of Incorporation of Registrant. (Incorporated by reference to Registrant's Initial Registration Statement filed on January 29, 1997.)

(b) By-laws of Registrant. (Incorporated by reference to Registrant's Pre-Effective Amendment No. 2 filed on April 17, 1997.)

(c)       Specimen Stock Certificate.

(d) Management Agreement between Registrant and J. & W. Seligman & Co. Incorporated. (Incorporated by reference to Registrant's Pre-Effective Amendment No. 2 filed on April 17, 1997.)

(e) Addendum to Sales/Bank Agreement. (Incorporated by reference to Post-Effective Amendment No. 57 to the Registration Statement of Seligman Capital Fund, Inc. (File No. 811-1886) filed on May 28, 1999.)

(e)(1) Form of Bank Agreement between Seligman Advisors, Inc. and Banks. (Incorporated by reference to Post-Effective Amendment No. 57 to the Registration Statement of Seligman Capital Fund, Inc. (File No. 811-1886) filed on May 28, 1999.)

(e)(2) Distributing Agreement between Registrant and Seligman Advisors, Inc. (Incorporated by reference to Registrant's Pre-Effective Amendment No. 2 filed on April 17, 1997.)

(e)(3) Sales Agreement between Seligman Advisors, Inc. and Dealers. (Incorporated by reference to Registrant's Pre-Effective Amendment No. 2 filed on April 17, 1997.)

(f) Matched Accumulation Plan of J. & W. Seligman & Co. Incorporated. (Incorporated by reference to Registrant's Pre-Effective Amendment No. 2 filed on April 17, 1997.)

(f)(1) Deferred Compensation Plan for Directors of Seligman Value Fund Series, Inc. (Incorporated by reference to Registrant's Post-Effective Amendment No. 4 filed on April 30, 1998.)

(g) Form of Custody and Investment Accounting Agreement between Registrant and Investors Fiduciary Trust Company. (Incorporated by reference to Registrant's Pre-Effective Amendment No. 2 filed on April 17, 1997.)

(h)       Not applicable.


(i) Opinion and Consent of Counsel in respect of Class I shares. (Incorporated by reference to Registrant's Post-Effective Amendment No. 11 filed on November 30, 2001.)


(i)(1) Opinion and Consent of Counsel in respect of Class C shares. (Incorporated by reference to Registrant's Post-Effective Amendment No. 7 filed on May 28, 1999.)

(i)(2) Opinion and Consent of Counsel. (Incorporated by reference to Registrant's Pre-Effective Amendment No. 2 filed on April 17, 1997.)

(j)       *Consent of Independent Auditors.

(k)       Not applicable.


(l) Purchase Agreement (Investment Letter) for Initial Capital in respect of Class I shares between Registrant and Seligman Advisors, Inc. (Incorporated by reference to Registrant's Post-Effective Amendment No. 11 filed on November 30, 2001.)


(l)(1) Form of Purchase Agreement (Investment Letter) for Initial Capital in respect of Class C shares between Registrant and Seligman Advisors, Inc. (Incorporated by reference to Registrant's Post-Effective Amendment No. 7 filed on May 28, 1999.)

(l)(2) Purchase Agreement (Investment Letter) for Initial Capital in respect of Class A shares between Registrant and Seligman Advisors, Inc. (Incorporated by reference to Registrant's Pre-Effective Amendment No. 2 filed on April 17, 1997.)

(m) Amended Administration, Shareholder Services and Distribution Plan of each of Registrant's Seligman Large-Cap Value Fund and Seligman Small-Cap Value Fund. (Incorporated by reference to Registrant's Post-Effective Amendment No. 7 filed on May 28, 1999.)

(m)(1) Amended Administration, Shareholder Services and Distribution Agreement between Seligman Advisors, Inc. and Dealers. (Incorporated by reference to Post-Effective Amendment No. 57 to the Registration Statement of Seligman Capital Fund, Inc. (File No. 811-1886) filed on May 28, 1999.)


(n) Plan of Multiple Classes of Shares (five Classes) pursuant to Rule 18f-3 under the Investment Company Act of 1940, as amended. (Incorporated by reference to Registrant's Post-Effective Amendment No. 11 filed on November 30, 2001.)


(n)(1) Plan of Multiple Classes of Shares (four Classes) pursuant to Rule 18f-3 under the Investment Company Act of 1940, as amended. (Incorporated by reference to Registrant's Post-Effective Amendment No. 7 filed on May 28, 1999.)

(p) Code of Ethics. (Incorporated by reference to Registrant's Post-Effective Amendment No. 8 filed on April 28, 2000.)

(Other Exhibits)    (a) Power of Attorney for Leroy C. Richie. (Incorporated by
                    reference to Registrant's Post-Effective Amendment No. 9 filed on April 27, 2001.)

                    (b) Powers of Attorney. (Incorporated by reference to Registrant's Pre-Effective Amendment No. 2 filed on April 17, 1997.)

Item 24.  Persons Controlled by or Under Common Control with Registrant. None.

Item 25. Indemnification. Reference is made to the provisions of Article Twelfth of Registrant's Articles of Incorporation filed as Exhibit 24(b)(1) of the Registrant's Registration Statement, filed on Form N-1A on January 31, 1997 and Article VII of Registrant's By-laws filed as Exhibit 24(b)(2) to Registrant's Pre-Effective Amendment No. 2 to the Registration Statement.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised by the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act as is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Adviser. J. & W. Seligman & Co. Incorporated, a Delaware corporation (Seligman), is the Registrant's investment adviser. Seligman also serves as investment adviser to twenty-two other associated investment companies. They are:
          Seligman Capital Fund, Inc., Seligman Cash Management Fund, Inc., Seligman Common Stock Fund, Inc., Seligman Communications and Information Fund, Inc., Seligman Frontier Fund, Inc., Seligman Growth Fund, Inc., Seligman Global Fund Series, Inc., Seligman High Income Fund Series, Seligman Income Fund, Inc., Seligman Investment Grade Fixed Income Fund, Inc., Seligman Municipal Fund Series, Inc., Seligman Municipal Series Trust, Seligman New Jersey Municipal Fund, Inc., Seligman New Technologies Fund, Inc., Seligman New Technologies Fund II, Inc., Seligman Pennsylvania Municipal Fund Series, Seligman Portfolios, Inc., Seligman Quality Municipal Fund, Inc. Seligman Select Municipal Fund, Inc., Seligman Tax-Aware Fund, Inc., Seligman Time Horizon/Harvester Series, Inc. and Tri-Continental Corporation.


          Seligman has an investment advisory service division which provides investment management or advice to private clients. The list required by this Item 26 of officers and directors of Seligman, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Forms ADV, filed by Seligman pursuant to the Investment Advisers Act of 1940, as amended (SEC File Nos. 801-15798), which was filed on March 30, 2001 (Schedule D) and June 8, 2001 (Schedule A), respectively.


Item 27.  Principal Underwriters.

(a) The names of each investment company (other than the Registrant) for which Registrant's principal underwriter is currently distributing securities of the Registrant and also acts as a principal underwriter, depositor or investment adviser are as follows: Seligman Capital Fund, Inc., Seligman Cash Management Fund, Inc., Seligman Common Stock Fund, Inc., Seligman Communications and Information Fund, Inc., Seligman Frontier Fund, Inc., Seligman Growth Fund, Inc., Seligman Global Fund Series, Inc., Seligman High Income Fund Series, Seligman Income Fund, Inc., Seligman Investment Grade Fixed Income Fund, Inc., Seligman Municipal Fund Series, Inc., Seligman Municipal Series Trust, Seligman New Jersey Municipal Fund, Inc., Seligman Pennsylvania Municipal Fund Series, Seligman Portfolios, Inc., Seligman Tax-Aware Fund, Inc. and Seligman Time Horizon/Harvester Series, Inc.

(b) Name of each director, officer or partner of Registrant's principal underwriter named in response to Item 20:


                             Seligman Advisors, Inc.
                              As of March 31, 2002


                 (1)                                  (2)                                         (3)
          Name and Principal                   Positions and Offices                       Positions and Offices
           Business Address                    with Underwriter                            with Registrant
           ----------------                    ----------------                            ---------------
          William C. Morris*                   Director                                    Chairman of the Board
                                                                                           and Chief Executive
                                                                                           Officer
          Brian T. Zino*                       Director                                    President and Director
          Ronald T. Schroeder*                 Director                                    None
          Thomas G. Moles*                     Director                                    Vice President
          David F. Stein*                      Director                                    None
          Stephen J. Hodgdon*                  President and Director                      None
          Charles W. Kadlec*                   Managing Director, Chief Investment         None
                                               Strategist
          Thomas G. Rose*                      Senior Vice President, Finance              Vice President
          Edward F. Lynch*                     Senior Vice President, National             None
                                               Sales Director
          James R. Besher*                     Senior Vice President, Divisional           None
                                               Sales Director
          Gerald I. Cetrulo, III*              Senior Vice President, Investment           None
                                               Products

                             Seligman Advisors, Inc.
                              As of March 31, 2002

                  (1)                                  (2)                                         (3)
          Name and Principal                   Positions and Offices                       Positions and Offices
           Business Address                    with Underwriter                            with Registrant
           ----------------                    ----------------                            ---------------
          Matthew A. Digan*                    Senior Vice President, Domestic             None
                                               Funds
          Jonathan G. Evans*                   Senior Vice President, Sales                None
          T. Wayne Knowles*                    Senior Vice President, Divisional           None
                                               Sales Director
          Joseph Lam                           Senior Vice President, Regional             None
          Seligman International Inc.          Director, Asia
          Suite 1133, Central Building
          One Pedder Street
          Central Hong Kong
          Bradley W. Larson*                   Senior Vice President, Sales                None
          Michelle L. McCann-Rappa*            Senior Vice President, Retirement           None
                                               Plans
          Ronald W. Pond*                      Senior Vice President, Divisional           None
                                               Sales Director
          J. Jeffery Rold*                     Senior Vice President, Divisional           None
                                               Sales Director
          Richard M. Potocki*                  Managing Director, Sales and Global         None
                                               Financial Services
          Fernando Sanchez Alcazar             Senior Vice President, Regional             None
          Seligman International, Inc.         Director, Latin America
          Av. Alicia M. de Justo 1148
          4th Floor
          C1107AAX Buenos Aries, Argentina
          Mr. Michele di Stefano               Senior Vice President, Regional             None
          Seligman International UK Limited    Director, Europe/Middle East
          Berkeley Square House, 2nd Floor
          Berkeley Square
          London, United Kingdom W1J 6BD
          Bruce M. Tuckey*                     Senior Vice President, Sales                None
          Andrew S. Veasey*                    Senior Vice President, Sales                None
          Mason S. Flinn*                      Senior Vice President, National             None
                                               Sales Manager of Retirement Plans
          April Ferrell*                       Vice President, National Accounts           None
                                               Manager
          Tracy A. Goldenberg*                 Vice President, Regional Retirement         None
                                               Plans Manager
          Anna Brogan*                         Vice President, Regional Retirement         None
                                               Plans Manager
          Mark Burlingham*                     Vice President, Regional Retirement         None
                                               Plans Manager
          Jeffrey S. Dean*                     Vice President, Business Analysis           None
          Tim Kelly*                           Vice President, Internal Sales              None
          David W. Mountford*                  Vice President, Regional Retirement         None
                                               Plans Manager
          Jeffery C. Pleet*                    Vice President, Regional Retirement         None
                                               Plans Manager
          Nicholas Roberts*                    Vice President, Senior National             None
                                               Accounts Manager
          Helen Simon*                         Vice President, Sales Administration        None
          Gary A. Terpening*                   Vice President, Director of Business        None
                                               Development

                             Seligman Advisors, Inc.
                              As of March 31, 2002

                 (1)                                  (2)                                         (3)
          Name and Principal                   Positions and Offices                       Positions and Offices
           Business Address                    with Underwriter                            with Registrant
           ----------------                    ----------------                            ---------------
          Robert Thompson*                     Vice President, Regional Retirement         None
                                               Plans Manager
          Joseph Williams*                     Vice President, Portfolio Advisory          None
                                               Managed Money
          William DeSanto*                     Vice President, Portfolio Advisory,         None
                                               Managed Money
          Kevin M. Casey                       Vice President, Regional Sales              None
          15 Woodmere Drive
          Fort Salonga, NY  11768
          Bradford C. Davis                    Vice President, Regional Sales              None
          241 110th Avenue SE
          Bellevue, WA  98004
          Cathy Des Jardins                    Vice President, Regional Sales              None
          PMB 152
          1705 14th Street
          Boulder, CO  80302
          Kenneth J. Dougherty                 Vice President, Regional Sales              None
          820 Gilbert Highway
          Fairfield, CT  06430
          Edward S. Finocchiaro                Vice President, Regional Sales              None
          120 Screenhouse Lane
          Duxbury, MA  02332
          Michael C. Forgea                    Vice President, Regional Sales              None
          41 Langlo Terrace
          Santa Barbara, CA  93105
          Brett M. Frum                        Vice President, Regional Sales              None
          1681 Lago Mar Drive
          Dayton, OH  45458
          Carla A. Goehring                    Vice President, Regional Sales              None
          11426 Long Pine Drive
          Houston, TX  77077
          Bill Lehew                           Vice President, Regional Sales              None
          9900 Lampkin Park Drive
          Charlotte, NC  28269
          Michael K. Lewallen                  Vice President, Regional Sales              None
          908 Tulip Poplar Lane
          Birmingham, AL  35244
          Mike Loftus                          Vice President, Regional Sales              None
          4728 Oak Street, Apt 1134
          Kansas City, MO  64112
          Judith L. Lyon                       Vice President, Regional Sales              None
          7105 Harbour Landing
          Alpharetta, GA  30005
          Leslie A. Mudd                       Vice President, Regional Sales              None
          5243 East Calle Redonda
          Phoenix, AZ  85018
          Timothy L. O'Connell                 Vice President, Regional Sales              None
          11908 Acacia Glen Court
          San Diego, CA  92128
          Craig S. Prichard                    Vice President, Regional Sales              None
          9207 Cross Oaks Court
          Fairfax Station, VA  22039

                             Seligman Advisors, Inc.
                              As of March 31, 2002

                 (1)                                  (2)                                         (3)
          Name and Principal                   Positions and Offices                       Positions and Offices
           Business Address                    with Underwriter                            with Registrant
           ----------------                    ----------------                            ---------------
          Michael Schell                       Vice President, Regional Sales              None
          4088 Longfellow Lane
          Hudson, OH  44236
          Edward D. Spaulding                  Vice President, Regional Sales              None
          30 Observatory Pointe Drive
          Wilder, KY  41076
          James C. Taylor                      Vice President, Regional Sales              None
          1211 Bonnema Court
          Naperville, IL  60565
          Frank J. Nasta*                      Secretary                                   Secretary
          Sandra G. Floris*                    Assistant Vice President, Order Desk        None
          Keith Landry*                        Assistant Vice President, Order Desk        None
          Albert A. Pisano*                    Vice President and Compliance               None
                                               Officer

* The principal business address of each of these directors and/or officers is 100 Park Avenue, New York, NY 10017.

(c)       Not Applicable.


Item 28. Location of Accounts and Records. The accounts, books and documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are kept in the possession of J. & W. Seligman & Co. Incorporated at its offices at 100 Park Avenue, New York, NY 10017 or at the following locations: (1) State Street Bank and Trust Company, 801 Pennsylvania, Kansas City, Missouri 64105 is custodian of the Registrant's cash and securities. It also is agent to perform certain accounting and record-keeping functions relating to portfolio transactions and to calculate the net asset value of the Registrant, and (2) Seligman Data Corp., 100 Park Avenue, New York, NY 10017, as shareholder servicing agent, maintains shareholder records for the Registrant.


Item 29.  Management Services.  Not Applicable.


Item 30. Undertakings. The Registrant undertakes: (1) to furnish a copy of the Registrant's latest Annual Report, upon request and without charge, to every person to whom a prospectus is delivered; and, (2) if requested to do so by the holders of at least 10% of its outstanding shares, to call a meeting of shareholders for the purpose of voting upon the removal of a director or directors and to assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940, as amended.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 12 pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 12 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York, on the 30th day of April, 2002.


                                               SELIGMAN VALUE FUND SERIES, INC.


                                               By:  /s/William C. Morris
                                               --------------------------------
                                               William C. Morris, Chairman



Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 12 has been signed below by the following persons in the capacities indicated on April 30, 2002.


     Signature                                 Title
     ---------                                 -----

/s/ William C. Morris
--------------------------------               Chairman of the Board
William C. Morris                              (Principal executive officer)
                                               and Director

/s/ Brian T. Zino                              Director and President
--------------------------------
Brian T. Zino

/s/Lawrence P. Vogel                           Treasurer
--------------------------------
Lawrence P. Vogel

John R. Galvin, Director        )
Alice S. Ilchman, Director      )
Frank A. McPherson, Director    )
John E. Merow, Director         )
Betsy S. Michel, Director       )              /s/Brian T. Zino
James C. Pitney, Director       )              --------------------------------
Leroy C. Richie, Director       )              Brian T. Zino, Attorney-in-Fact
James Q. Riordan, Director      )
Robert L. Shafer, Director      )
James N. Whitson, Director      )

                        SELIGMAN VALUE FUND SERIES, INC.
                     Post-Effective Amendment No. 12 to the
                       Registration Statement on Form N-1A


                                  EXHIBIT INDEX

Form N-1A Item No.                   Description
------------------                   -----------



Item 23(j)                           Consent of Independent Auditors.